As filed with the Securities and Exchange Commission on or about November 2, 2015
1933 Act Registration Number – [•]
1940 Act Registration Number – 811-23111

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre- Effective Amendment No. ___
Post-Effective Amendment No. ___

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. ____

(Check appropriate box or boxes)

Miller/Howard Funds Trust
(Exact Name of Registrant as Specified in its Charter)

10 Dixon Avenue
Woodstock, New York 12498
(Address of Principal Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (845) 679-9166

Name and Address of Agent for Service

Annemarie Gilly
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498

Copy To:

Paul S. Schreiber, Esq.
Shearman & Sterling LLP
599 Lexington Avenue
New York, New York 10022

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement is declared effective.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this Prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated November 2, 2015

Prospectus __________________, 2015

Miller/Howard Income-Equity Fund
Class	Ticker Symbol
Class I	[•]
Adviser Share Class	[•]

Miller/Howard Drill Bit to Burner Tip® Fund
Class	Ticker Symbol
Class I	[•]
Adviser Share Class	[•]

Each a series of the Miller/Howard Funds Trust

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

NOT FDIC OR GOVERNMENT INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

2

Table of Contents

Page

Section 1 Fund Summary	1

Miller/Howard Income-Equity Fund	1

Investment Objective	1
Fees and Expenses of the Income-Equity Fund	1
Portfolio Turnover	2
Principal Investment Strategies	3
Principal Risks	4
Fund Performance	8
Management	9

Miller/Howard Drill Bit to Burner Tip® Fund	10

Investment Objective	10
Fees and Expenses of the Drill Bit Fund	10
Portfolio Turnover	11
Principal Investment Strategies	12
Principal Risks	12
Fund Performance	17
Management	18

Information Relevant to All Funds	18

Purchase and Sale of Fund Shares	18
Tax Information	19
Payments to Broker-Dealers and Other Financial Intermediaries	19

Section 2 Additional Information about the Funds	20

Additional Information about the Investment Policies and Strategies of the Funds	20
Additional Information about the Risks	25
Fees and Expenses of the Funds	33
Management of the Funds	33
Fund Service Providers	36

Section 3 Shareholder Information	36

Valuation of Shares	36
Share Classes	38
Distribution, Servicing and Administrative Fees	40
Purchases	40

Section 4 General Information	54

Distributions	54
Taxes	55
Payments to Financial Intermediaries	56
Availability of Portfolio Holdings Information	58

- i -

Frequent Trading	58
Shareholder Communications	61

Section 5 Financial Highlights	62

- ii -

Fund Summary

Miller/Howard Income-Equity Fund

Investment Objective

The investment objective of the Miller/Howard Income-Equity Fund (the “Income-Equity Fund”) is to seek long-term total return and current income.

Fees and Expenses of the Income-Equity Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Income-Equity Fund.  More information about this, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page [•] of this Prospectus and “Purchases” on page [•] of the Income-Equity Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	Class I	Adviser Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee on shares held for 60 days or less (as a percentage of amount redeemed)	2.00%	2.00%
Exchange Fees	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Adviser Share Class
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses1
Total Annual Fund Operating Expenses
Fee Waiver [and/or Expense Reimbursement]2
Total Annual Fund Operating Expenses after Fee Waiver [and/or Expense Reimbursement]

(1)	Other expenses are based on estimated amounts for the current fiscal year.
(2)
MHI Funds, LLC (the “Adviser”) has contractually agreed to waive its fees or cap its expenses such that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities) are [•]% for Class I and [•]% for the Adviser Class.  This waiver will continue in effect until [DATE], and may be terminated or modified prior to [DATE] only with the approval of the Board of Trustees of the Trust.

Example

This example is intended to help you compare the cost of investing in the Income-Equity Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Income-Equity Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Income-Equity Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Redeemed		Not Redeemed
Share Class	1 year	3 years	1 year	3 years
Class I	$ [•]	$ [•]	$ [•]	$ [•]
Adviser Class	$ [•]	$ [•]	$ [•]	$ [•]

Portfolio Turnover

The Income-Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income-Equity Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income-Equity Fund’s performance.  The Income-Equity Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

The Income-Equity Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities.  Under normal circumstances, the Income-Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend or distribution producing equity securities.  The Income-Equity Fund may invest in securities of companies with any market capitalization.  Equity securities held by the Income-Equity Fund may include common stocks, preferred shares, convertible securities, securities or other instruments whose price is linked to the value of common stock.  In addition, the Fund may invest up to 25% of its net assets in securities of master limited partnerships (“MLPs”). The Income-Equity Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).

The Income-Equity Fund may invest in U.S. dollar-denominated securities of U.S. and foreign issuers, and up to 20% of its total assets may be invested in securities denominated in non-U.S. dollar currencies.  The Income-Equity Fund may invest in securities from any country.

The Income-Equity Fund’s Adviser, MHI Funds, LLC (the “Adviser”), believes that financially strong stocks with rising dividends offer the prospects of consistent performance as well as potential added value.  Stock prices fluctuate, but dividends add current returns and, over time, increases in dividends can induce increases in the price of the stocks generating those dividends.  The Adviser’s research shows that dividends can be large contributors to total returns, and that by focusing on companies with a consistent track record of increasing their dividends, investors have an opportunity to generate superior risk-adjusted performance over time.

The Adviser’s goal is to provide for annual increases in income that exceed the rate of inflation over time.  Its investment process starts by identifying, selecting and investigating stocks that pass initial quantitative screens for quality, yield and growth of yield.  Preference is given to companies with monopoly-like characteristics and recurring revenues, which may be attained through proprietary goods and services, strategic geographic positioning, or market dominance.  The Adviser seeks companies that fulfill society’s basic requirements as well as companies with a unique potential or “growth kicker” – such as new products, hidden assets, or industry conditions – which is not currently reflected in the stock price.  Candidates are then ranked according to yield, growth of yield, special growth potentials and contribution to overall diversification of the portfolio.

The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

Principal Risks

Risk is inherent in all investing.  The value of your investment in the Income-Equity Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time.  You may lose part or all of your investment in the Income-Equity Fund or your investment may not perform as well as other similar investments.  The following is a summary description of certain risks of investing in the Income-Equity Fund.

Active Management Risk: The Income-Equity Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Income-Equity Fund’s Adviser to develop and effectively implement strategies that achieve the Income-Equity Fund’s investment objective.  Subjective decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Currency Risk: Since a portion of the Income-Equity Fund’s assets may be invested in securities denominated in non-U.S. currencies, changes in currency exchange rates may adversely affect the Income-Equity Fund’s net asset value, the value of dividends and income earned, and gains and losses realized on the sale of securities.

Cybersecurity Risk: Cybersecurity breaches can result in unauthorized parties gaining access to information about Income-Equity Fund assets, customers, and/or proprietary trading or other business processes or cause the Income-Equity Fund and/or its service providers to suffer data loss or corruption or lose operational functionality.  The Income-Equity Fund and the Adviser have taken steps to minimize these risks.

Depositary Receipts Risk: Depositary receipts may be less liquid than the underlying shares in their primary trading market.  Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary.  Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.  Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Derivatives Risk: The use of derivatives such as options entails certain execution, market, liquidity, hedging and tax risks.  If the Adviser’s prediction of movements in the direction of the securities, non-U.S. currency, interest rate or other referenced instruments or markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.  The Fund will be subject to risks that include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuer will decline in value.

Dividend Income Risk: Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such stock.  Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.  In such an event, the yield on the Fund’s dividend paying equity securities would be adversely affected.  Depending upon market conditions, dividend or distribution producing equities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors.  This may limit the ability of the Fund to achieve its investment objective.

Emerging Market Risk: The Income-Equity Fund may invest a portion of its assets in emerging markets. An “emerging market” is any country that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Investing in emerging markets involves exposure to potentially unstable governments, the risk of nationalization of business, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights.  Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. The securities markets in emerging markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States and other developed countries. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Income-Equity Fund. A limited number of issuers in emerging markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in these countries may also affect the Income-Equity Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. The inability of the Income-Equity Fund to dispose fully and promptly of positions in declining markets would cause the Income-Equity Fund’s net asset value to decline as the values of the unsold positions are marked to lower prices. In addition, these securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Energy Companies Risk: The Income-Equity Fund may invest in energy companies and energy producers, including pipeline and gas distribution companies.  General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, cleanup and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments.  Natural disasters damaging the sources of energy supplies will also impact energy companies.  Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials.  In addition, recently oil prices have been extremely volatile.

Equity Securities Risk: Stock markets are volatile.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Financial Services Companies Risk: The Income-Equity Fund may invest in financial services companies, which may include banks, thrifts, brokerage firms, broker/dealers, investment banks, finance companies and companies involved in the insurance industry.  These companies are especially subject to the adverse effects of economic recession; currency exchange rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

General Fund Investing Risks: The Income-Equity Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  In general, the Annual Fund Operating Expenses expressed as a percentage of the Income-Equity Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Income-Equity Fund shareholders may impact the management of the Fund and its ability to achieve its objective.  Investors in the Income-Equity Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Income-Equity Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Health Care Companies Risk: The Income-Equity Fund may invest in health care companies, including those that are involved in medical services or biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, and are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation.  Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a product will ever come to market.  Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.  The Affordable Care Act of 2010 brought comprehensive changes to the health care industry, especially with respect to health care insurance companies.  Although the full impact of the law and the related regulations has yet to be experienced by health care companies, it could create additional expenses and burdens on the health care companies.

Information Technology Companies Risk: Information technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions.

Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.  Information technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.

Investment Risk: When you sell your shares of the Income-Equity Fund, they could be worth less than what you paid for them.  Therefore, as with any mutual fund investment, you may lose some or all of your investment by investing in the Income-Equity Fund.

Market Risk: Market risk is the risk that a particular security owned by the Income-Equity Fund or shares of the Fund in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

MLPs Risk and Sector Risk: An investment in units of MLPs involves certain risks that differ from an investment in the securities of a corporation.  Holders of MLP units have limited control and voting rights on matters affecting the partnership.  In addition, certain tax risks are associated with an investment in MLP units and the potential for conflicts of interest exists between common unit holders and the general partner, including those arising from incentive distribution payments.  The benefit the Income-Equity Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes.  If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Income-Equity Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares.  MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy.  A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Income-Equity Fund.  At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag behind the performance of other sectors or the broader market as a whole.

New Fund Risk: The Income-Equity Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Income-Equity Fund can be initiated without shareholder approval by the Board of Trustees if it determines it is in the best interest of shareholders. As a result, the timing of any liquidation of the Income-Equity Fund may not be favorable to certain individual shareholders

Non-U.S. Investment Risk: Because the Income-Equity Fund can invest its assets in non-U.S. instruments, the value of Income-Equity Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad.

Non-U.S. markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile.  Trading in non-U.S. markets typically involves higher expense than trading in the United States.  The Income-Equity Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.  In addition, the European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries.  These events may spread to other countries in Europe, including countries that do not use the euro.  These events may affect the value and liquidity of certain of the Fund’s investments.

Utilities Companies Risk: The Income-Equity Fund invests in utilities companies.  Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt.  In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities.  Utilities issuers have been experiencing certain of these problems to varying degrees.

Fund Performance

The Income-Equity Fund is new and therefore does not have a performance history for a full calendar year.  Performance information for the Income-Equity Fund will be provided once it has annual returns for a full calendar year. Annual performance returns provide some indication of the risks of investing in the Income-Equity Fund by showing changes in performance from year to year. Comparison of the Income-Equity Fund performance to an appropriate index indicates how the Income-Equity Fund’s average annual total returns compare with those of a broad measure of market performance.  Please remember that the Income-Equity Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  It may perform better or worse in the future.

Performance Information for Similarly Managed Accounts

The Fund has substantially the same investment objective, policies and strategies as existing managed accounts that are advised by Miller/Howard Investments, LLC.

Listed below is “composite performance” for Miller/Howard Investments, LLC. with regard to all of these similarly managed accounts. The managed accounts included in the composite are not mutual funds registered under the 1940 Act, and therefore these accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these managed accounts, the performance shown may have been lower.

This composite data is provided to illustrate the past performance of Miller/Howard Investments, LLC. in managing substantially similar mandates and should not be considered as an indication of future performance of the Fund or Miller/Howard Investments, LLC.  The performance figures shown below reflect the deduction of the historical fees and expenses paid by the managed accounts.  The fees and expenses of the Fund are higher than those of the managed accounts. If the managed accounts had been subject to the same fees and expenses as the Fund, the performance shown may have been lower. The performance figures were calculated in accordance with the standards for preparing and presenting investment adviser performance information formulated by the Global Investment Performance Standards (“GIPS”).  This methodology differs from the Securities and Exchange Commission’s standardized method that the Fund will use to calculate its own performance.

The performance of the composite is shown in the table below for the stated periods ended [●].  Also shown is the performance of a broad-based securities index, the [●].

	YTD	1-yr	3-yrs	5-yrs	7-yrs	10-yrs	15-yrs	Since Inception (7/1/1997)
Miller/Howard Composite	-11.99%	-12.80%	6.66%	10.00%	7.31%	5.37%	5.43%	6.42%
[●]

Management

Investment Adviser

MHI Funds, LLC

Portfolio Managers – Name and Title	Portfolio Manager of the Income-Equity Fund Since
Lowell G. Miller, Managing Member and Chief Investment Officer	Inception in [November] 2015
John R. Cusick, CFA	Inception in [November] 2015
John E. Leslie, III, CFA	Inception in [November] 2015
Michael Roomberg, CFA	Inception in [November] 2015
Bryan J. Spratt, CFA	Inception in [November] 2015
Roger G. Young, CFA	Inception in [November] 2015

For important information about the purchase and sale of Income-Equity Fund shares, tax information, and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page [•] of this Prospectus.

Fund Summary

Miller/Howard Drill Bit to Burner Tip® Fund

Investment Objective

The investment objective of the Miller/Howard Drill Bit to Burner Tip® Fund (the “Drill Bit Fund”) is capital appreciation with income as a secondary objective.

Fees and Expenses of the Drill Bit Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Drill Bit Fund.  More information about this, as well as eligibility requirements for each share class, is available from your financial professional and in “Shareholder Information” on page [•] of this Prospectus and “Purchases” on page [•] of the Funds’ Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)
	Class I	Adviser Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee on shares held for 60 days or less (as a percentage of amount redeemed)	2.00%	2.00%
Exchange Fees	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class I	Adviser Share Class
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses3
Total Annual Fund Operating Expenses
Fee Waiver [and/or Expense Reimbursement]4
Total Annual Fund Operating Expenses after Fee Waiver

(3)	Other expenses are based on estimated amounts for the current fiscal year.
(4)
The Adviser has contractually agreed to waive its fees or cap its expenses such that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities) are [•]% for Class I and [•]% for the Adviser Class.  This waiver will continue in effect until [DATE], and may be terminated or modified prior to [DATE] only with the approval of the Board of Trustees of the Trust.

Example

This example is intended to help you compare the cost of investing in the Income-Equity Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Income-Equity Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Income-Equity Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed		Not Redeemed
Share Class	1 year	3 years	1 year	3 years
Class I	$ [•]	$ [•]	$ [•]	$ [•]
Adviser Class	$ [•]	$ [•]	$ [•]	$ [•]

Portfolio Turnover

The Drill Bit Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Drill Bit Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Drill Bit Fund’s performance.  The Drill Bit Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Principal Investment Strategies

Under normal circumstances, the Drill Bit Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in securities that seek to participate in all phases of the North American energy value chain. The Drill Bit Fund seeks to capture the benefits from developments across the entire value chain – from exploration and production companies to midstream pipeline companies transporting, processing, and storing commodities, to customers such as utility, industrial, and chemical companies, and to the enablers and beneficiaries providing the picks, shovels, and corollary expertise in the field. These include, as well, those benefitting from structural advantages of low priced, abundant North American natural gas. The scope also extends to less obvious participants not traditionally associated with the energy industry but which partake of these trends. The Drill Bit Fund seeks to create a balanced, best of breed portfolio of a cross section of the American economy poised to grow most rapidly as a result of shale developments.

Equity securities held by the Drill Bit Fund may include common stocks, preferred shares, convertible securities, securities or other instruments whose price is linked to the value of common stock.  In addition, the Fund may invest up to 25% of its net assets in securities of MLPs. The Drill Bit Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”).

Companies are selected based on particular attributes appropriate for one, or several, of four investment subcategories identified as: Upstream, Midstream, Downstream, and Enablers/Beneficiaries. For example, an Upstream company may possess hard-to-duplicate low cost acreage or advanced technologies; a Midstream company may have thousands of miles of existing pipelines with attached rights of way. A Downstream utility company may have attractive, underappreciated critical infrastructure or growth opportunities; and an Enabler engineering and construction company may have specialized technological expertise, while a Beneficiary business may derive structural competitive advantages from low cost operations.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Drill Bit Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Drill Bit Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Drill Bit Fund.

General Market Risk. The Drill Bit Fund is subject to all of the business risks and uncertainties associated with any mutual fund, including the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Drill Bit Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities in the Drill Bit Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Adviser Risk. The Drill Bit Fund may not meet its investment objective or may underperform mutual funds with similar strategies if the Adviser cannot successfully implement the Drill Bit Fund’s investment strategies.

Management Style Risk: The ability of the Drill Bit Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation models to accurately measure market risk and appropriately react to current and developing market trends.  There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the Drill Bit Fund invests will be correct or produce the desired results.  If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Drill Bit Fund’s share price may be adversely affected.

Concentration Risk: The Drill Bit Fund’s strategy of focusing its investments on the securities that are the beneficiaries of the North American energy value chain means that the performance of the Drill Bit Fund will be closely tied to the performance of the North American energy industry. The Drill Bit Fund’s focus in this industry presents more risk than if it were broadly diversified over numerous industries and sectors of the economy. An inherent risk associated with a concentrated investment focus is that the Drill Bit Fund may be adversely affected if a small number of its investments perform poorly.

Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Drill Bit Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of energy companies in particular, or a particular company.

Foreign Securities Risk.  Investments in securities of foreign companies involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies.

Debt Securities Risks. Investments in fixed income securities will be subject to credit risk, interest rate risk and prepayment risk. Credit risk is the risk that an issuer will default or fail to pay principal and interest when due. Interest rate risk is the risk that the value of fixed income securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of fixed income securities). It is likely that in the near future there will be less governmental action to maintain low interest rates. Rate increases resulting from this policy change could have a swift and significant negative impact on fixed income securities. Pre-payment risk is the risk that the principal on fixed income securities will be paid off prior to maturity causing the Fund to invest in fixed income securities with lower interest rates.

Below Investment Grade Debt Securities Risk. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. Below investment grade debt securities have speculative characteristics and their value may be subject to greater fluctuation than investment grade debt securities.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Drill Bit Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Investment Company and RIC Compliance Risk. The Drill Bit Fund may be subject to increased expenses and reduced performance as a result of its investments in other investment companies and MLPs. When investing in other investment companies, the Drill Bit Fund bears its pro rata share of the other investment company’s fees and expenses including the duplication of advisory and other fees and expenses. The Drill Bit Fund may invest in MLPs which presents unusual challenges in qualifying each year as a “regulated investment company” (a “RIC”) under the Internal Revenue Code, which allows the Drill Bit Fund to avoid paying taxes at regular corporate rates on its income. If for any taxable year the Drill Bit Fund fails to qualify as a RIC, the Drill Bit Fund’s taxable income will be subject to federal income tax at regular corporate rates. The resulting increase to the Drill Bit Fund’s expenses will reduce its performance and its income available for distribution to shareholders.

Covered Call Option Risk. If the Drill Bit Fund writes a covered call option, during the option’s life the Drill Bit Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. Moreover, the writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.

Illiquid/Restricted Securities Risk. The Drill Bit Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Drill Bit Fund’s ability to sell particular securities or close call option positions at an advantageous price or in a timely manner. Illiquid securities may include restricted securities that cannot be sold immediately because of statutory and contractual restrictions on resale.

Energy Industry Risk. Companies in the energy industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry. These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters.

Cybersecurity Risk: Cybersecurity breaches can result in unauthorized parties gaining access to information about Fund assets, customers, and/or proprietary trading or other business processes or cause the Fund and/or its service providers to suffer data loss or corruption or lose operational functionality.  The Funds and the Adviser have taken steps to minimize these risks.

Depositary Receipts Risk: Depositary receipts may be less liquid than the underlying shares in their primary trading market.  Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary.  Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.  Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Derivatives Risk: The use of derivatives such as options entails certain execution, market, liquidity, hedging and tax risks.  If the Adviser’s prediction of movements in the direction of the securities, non-U.S. currency, interest rate or other referenced instruments or markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.  The Fund will be subject to risks that include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuer will decline in value.

Energy Companies Risk: The Drill Bit Fund may invest in energy companies and energy producers, including pipeline and gas distribution companies.  General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, cleanup and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments.  Natural disasters damaging the sources of energy supplies will also impact energy companies.  Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials.  In addition, recently oil prices have been extremely volatile.

Equity Securities Risk: Stock markets are volatile.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

General Fund Investing Risks: The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.  In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective.  Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment Risk: When you sell your shares of the Fund, they could be worth less than what you paid for them.  Therefore, as with any mutual fund investment, you may lose some or all of your investment by investing in the Fund.

Market Risk: Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value.  Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices.  Overall securities values could decline generally or could underperform other investments.

MLP Risk: MLPs are subject to many risks, including those that differ from the risks involved in an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership and are exposed to a remote possibility of liability for all of the obligations of that MLP. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Furthermore, MLP interests may not be as liquid as other more commonly traded equity securities.

In addition, certain tax risks are associated with an investment in MLP units and the potential for conflicts of interest exists between common unit holders and the general partner, including those arising from incentive distribution payments.  The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes.  If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares.

MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag behind the performance of other sectors or the broader market as a whole.

New Fund Risk: The Drill Bit Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board of Trustees if it determines it is in the best interest of shareholders. As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

Utilities Companies Risk: The Fund invests in utilities companies.  Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market’s ability to absorb utility debt.  In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities.  Utilities issuers have been experiencing certain of these problems to varying degrees.

Fund Performance

The Drill Bit Fund is new and therefore does not have a performance history for a full calendar year.  Performance information for the Drill Bit Fund will be provided once it has annual returns for a full calendar year. Annual performance returns provide some indication of the risks of investing in the Drill Bit Fund by showing changes in performance from year to year. Comparison of the Drill Bit Fund performance to an appropriate index indicates how the Drill Bit Fund’s average annual total returns compare with those of a broad measure of market performance.  Please remember that the Drill Bit Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.  It may perform better or worse in the future.

Performance Information for Similarly Managed Accounts

Although the Funds are newly organized and do not yet have their own performance record, the Funds have substantially the same investment objective, policies and strategies as existing managed accounts that are advised by Miller/Howard.

Listed below is “composite performance” for Miller/Howard with regard to all of these similarly managed accounts. The managed accounts included in the composite are not mutual funds registered under the 1940 Act, and therefore these accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these managed accounts, the performance shown may have been lower.

This composite data is provided to illustrate the past performance of Miller/Howard in managing substantially similar mandates, does not represent the historical performance of the Funds and should not be considered a substitute for the Funds’ performance or an indicator of past or future performance of the Funds or Miller/Howard.   The performance figures shown below reflect the gross returns of the similarly managed accounts as adjusted for the fees and expenses expected to be charged by the Funds.  The fees and expenses of the Funds are generally higher than those of the similarly managed accounts. If the managed accounts had been subject to the same fees and expenses as the Funds, the performance shown may have been lower. The performance figures were calculated in accordance with the standards for preparing and presenting investment adviser performance information formulated by the Global Investment Performance Standards (“GIPS”). This methodology differs from the Securities and Exchange Commission’s standardized method that the Funds will use to calculate their own performance.

The performance of the composite is shown in the table below for the stated periods ended [•].  The results for different periods may vary.  Also shown is the performance of a broad-based securities index, the [•].

	YTD	1-yr	2-yrs	3-yrs	Since Inception (7/1/2011)
Miller/Howard Composite	-16.99%	-29.21%	-6.06%	3.07%	5.33%
[●]

Management

Investment Adviser

MHI Funds, LLC

Portfolio Managers – Name and Title	Portfolio Manager of the Drill Bit Fund Since
Lowell G. Miller, Managing Member and Chief Investment Officer	Inception in [November] 2015
John R. Cusick, CFA	Inception in [November] 2015
John E. Leslie, III, CFA	Inception in [November] 2015
Michael Roomberg, CFA	Inception in [November] 2015
Bryan J. Spratt, CFA	Inception in [November] 2015
Roger G. Young, CFA	Inception in [November] 2015

INFORMATION RELEVANT TO ALL FUNDS

Purchase and Sale of Fund Shares

Each of the Income-Equity Fund and the Drill Bit Fund (together, the “Funds”) offers two classes of shares.  Shares are offered continuously and sold without an upfront load or sales charge.  Shares are purchased at the NAV next determined after receipt of the purchase order by [INSERT NAME OF TRANSFER AGENT], the Funds’ transfer agent, or an authorized financial intermediary. For more information, please see When Purchases are Effective. Minimum and subsequent investment amounts for either Fund are as follows:

	Minimum Initial Investment	Minimum IRA Investment	Minimum Subsequent Investment
Adviser Share Class	$2,500	$500	None
Institutional Class Shares (“Class I”)	$100,000	$5,000	None

General Information
You may purchase and redeem shares of a Fund on any business day that the New York Stock Exchange is open for trading, subject to certain restrictions described under the section titled “Purchasing Shares” and “Redeeming Shares” of the Funds’ Prospectus. Purchases and redemptions may be made by calling 1-8XX-XXX-XXXX, or by mailing an application or redemption request to the following address:

via Regular or Overnight Mail Miller/Howard Funds Trust c/o MHI Funds, LLC [•]

You also may purchase and redeem shares through a financial intermediary.  The minimum requirements may be waived by the Adviser and the financial intermediary.

Tax Information

Each Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment or to recommend one share class over another.  Ask your salesperson or visit your financial intermediary’s website for more information.

Section 2Additional Information about the Funds

To help you better understand the Funds, this section provides a detailed discussion of the Funds’ investment and risk management strategies.  However, this Prospectus does not describe all of the Funds’ investment practices.  For additional information on these matters, please see the Statement of Additional Information, which is available by calling MHI Funds, LLC at [INSERT TELEPHONE NUMBER], or writing to MHI Funds, LLC. at [•] or visiting mhinvest.com.

Additional Information about the Investment Policies and Strategies of the Funds

The investment objective of the Income-Equity Fund is to seek long-term total return and current income.  The investment objective of the Drill Bit Fund is capital appreciation with income as a secondary objective.  The investment policies of either Fund may be changed by the Board of Trustees (the “Board”) without shareholder approval unless otherwise noted in this Prospectus or the Statement of Additional Information.

The below percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

Principal Investment Strategies of the Funds

80% Policy: The Income-Equity Fund has policies that require it to invest, in normal market conditions, at least 80% of its net assets in dividend or distribution producing equity securities.  The Drill Bit Fund has policies that require it to invest, in normal market conditions, at least 80% of its net assets in securities that seek to participate in all phases of the North American energy value chain.  Although neither Fund currently intends to utilize financial leverage, for purposes of this policy, “net assets” includes the amount of any borrowings for investment purposes.  Each Fund’s shareholders will be notified of any changes to this policy at least 60 days in advance of the change and this Prospectus will be supplemented.

Derivatives: The Funds may, but are not required to, use derivative instruments, which may include principally options, futures and options on futures (including those relating to securities, foreign currencies, indices and interest rates), forward contracts (including foreign currency forward contracts), swaps (including total return, equity, currency, interest rate and credit default swaps), options on swaps, contracts for difference, and other derivative instruments (including commodity-linked instruments, such as structured notes), as a substitute for investing directly in an underlying asset, as an alternative to selling a security short, to increase returns, to manage foreign currency, credit or interest rate risk, to manage effective maturity or duration, as part of a hedging strategy, or for other purposes related to the management of the Funds.  Derivatives may be entered into on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives.  The Funds may use derivatives to the extent permitted under the Investment Company Act of 1940, as amended.

Derivatives transactions entail certain execution, market, liquidity, hedging and tax risks.  Participation in the options or futures markets, in other derivatives transactions, or in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies.  The Funds may write (sell) call and put options and purchase put and call options. A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period at a specified price. A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period at a specified price. Options written or purchased by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter.  The Funds may strategically sell put and call options, the notional amount (i.e., the nominal or face amount that is used to calculate payments made on a financial instrument) of which is expected to be typically 10% to 20% of each Fund’s total assets, but not greater than 30% of such Fund’s total assets immediately after such a sale.  As a Fund sells options over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.

Futures contracts generally are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument, index or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. The Funds may engage in futures transactions on both U.S. and foreign exchanges. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

Swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market, and can be used to transfer the interest rate or credit risk of a security without actually transferring ownership of the security or to customize exposure to particular corporate credit. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Equity swaps allow the parties to the swap agreement to exchange the dividend income or other components of return on an equity investment or basket of equity securities or equity securities index for a component of return on another non-equity or equity investment. Currency swaps involve the exchange of the parties’ respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses on an underlying security.

Credit default swaps give one party to a transaction (the buyer of the credit swap) the right to dispose of or acquire an asset (or group of assets or issuers or exposure to the performance of an index), or the right to receive a payment from the other party, upon the occurrence of specified credit events. For example, when a Fund is the buyer of a credit default swap (commonly known as buying protection), it may make periodic payments to the seller of the credit default swap to obtain protection against a credit default on a specified underlying asset (or group of assets). If a default occurs, the seller of a credit default swap may be required to pay a Fund the notional amount of the credit default swap on a specified security (or group of securities). On the other hand, when a Fund is a seller of a credit default swap (commonly known as selling protection), in addition to the credit exposure such Fund has on the other assets held in its portfolio, such Fund is also subject to the credit exposure on the notional amount of the swap since, in the event of a credit default, such Fund may be required to pay the notional amount of the credit default swap on a specified security (or group of securities) to the buyer of the credit default swap. Contracts for difference generally are used to obtain long or short exposure to securities or a securities index without owning or taking physical custody of such securities. The Funds also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts.

Although the Adviser seeks to use such practices to further the Income-Equity Fund’s investment objectives, no assurance can be given that the Adviser will engage in any of these practices or that these practices will achieve the desired result.

Derivatives have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transactions, or illiquidity of the derivative investments.  To mitigate its counterparty risk, each Fund generally intends to enter into derivative transactions (if any) with a variety of parties.  Amounts paid by the Funds as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to the Funds for investment purposes.

Equity Securities: Equity securities held by a Fund may include common stocks, preferred shares, convertible securities, shares of other investment companies and securities or other instruments whose price is linked to the value of common stock, depository receipts, and securities of MLPs.

Each Fund may invest in securities of companies with any market capitalization.  Each Fund may invest in U.S. dollar-denominated securities of U.S. and foreign issuers, U.S. dollar-denominated American Depositary Receipts and U.S. dollar-denominated non-U.S. stocks traded on U.S. exchanges.  Each Fund may invest up to 20% of its total assets in securities denominated in non-U.S. dollar currencies.  Each Fund may invest in securities from any country.

Each Fund may also invest in convertible securities and non-convertible preferred stock.  Convertible securities are generally debt securities or preferred stock that may be converted into common stock.  Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock).  A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock.  Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.  Preferred stock may also be convertible into common stock.

Each Fund may invest up to 25% of its total assets in securities of MLPs.  MLPs are limited partnerships whose interests (limited partnership units) are traded on securities exchanges like shares of corporate stock.  Currently, most MLPs operate in the energy, natural resources or real estate sectors.  Due to their partnership structure, MLPs generally do not pay income taxes.  Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends).  The amount of cash that any MLP has available to pay its unit holders in the form of distributions/dividends depends generally on the amount of cash flow generated from such company’s operations.  Each Fund will treat MLP units as equity securities, and will treat dividends and distributions received by such Fund from any investments in MLP units, as to be in compliance with such Fund’s 80% policy.  Each Fund may also invest in “i-shares” issued by affiliates of MLPs, which represent an indirect ownership of MLP limited partnership interest.  Although i-shares have similar features to MLP common units with respect to distributions, holders of i-shares receive distributions in the form of additional i-shares equal to the cash distributions received by the MLP common unit holders.  To the extent the issuers of i-shares have elected to be treated as corporations for U.S. federal income tax purposes, a Fund’s investments in i-shares are not subject to the 25% limitation.

Non-Principal Investment Strategies

In addition to the main strategies discussed above, the Funds may use certain other investment strategies. The Funds may also engage in the following investments/strategies:

•	Borrowing: The Funds may borrow from banks as a temporary measure for extraordinary or emergency purposes or to meet redemptions.

•
Illiquid/Restricted Securities: Each Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities.  Illiquid securities include those legally restricted as to resale (such as those issued in private placements) and may include commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder.  Certain Section 4(a)(2) and Rule 144A securities may be treated as liquid securities if the Income-Equity Fund determines that such treatment is warranted.  Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

•
Investment Companies: The Funds have the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts and open-end and closed-end funds.  To the extent such investment companies invest primarily in securities of the types, in which the Funds may invest directly, these investments will satisfy the Funds’ investment policies on direct investments.

•
Repurchase Agreements, Purchase and Sale Contracts: The Funds may enter into certain types of repurchase agreements or purchase and sale contracts.  Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price.  A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.

•
Rights: The Funds may purchase securities pursuant to the exercise of subscription rights, which allow an issuer’s existing shareholders to purchase additional common stock at a price substantially below the market price of the shares.

•
Securities Lending: The Funds may lend securities with a value up to 33-1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral.

•
Short-Term Securities: The Funds will normally invest a portion of its assets in short-term debt securities, money market securities, including repurchase agreements, or cash.  The Funds expect to invest in such securities or cash when the Funds’ management is unable to find enough attractive long-term investments to reduce exposure to stocks when the Funds’ management believes it is advisable to do so or to meet redemptions.  Except during temporary defensive periods, such investments will not exceed 20% of each Fund’s assets.  During unusual market conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective.

•
Temporary Defensive Policy, Cash Equivalents and Short-Term Investments: Under normal conditions, the Funds expect to invest substantially all of their assets with the goal of attaining their respective investment objective.  The remainder of each Fund’s assets may be held as cash or invested in short-term securities or cash equivalents.  The percentage of each Fund invested in such holdings varies and depends heavily on current market conditions, among other factors.  For temporary defensive purposes and during periods of high cash inflows or outflows, the Funds may depart from its principal investment strategies and invest part or all of its assets in these securities or it may hold cash.  During such periods, the Funds may not be able to achieve its investment objective.  The Funds may adopt a defensive strategy when the portfolio managers believe securities in which the Funds normally invest have elevated risks due to political or economic factors and in other extraordinary circumstances.  For more information on eligible short-term investments, see the Statement of Additional Information.

Additional Information about the Risks

Risk is inherent in any investment.  Investing in a mutual fund – even the most conservative – involves a number of risks, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment.  Global turbulence in financial markets and reduced liquidity in credit and fixed-income markets may negatively affect a broad range of issuers, which could have an adverse effect on the Funds.  Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Funds.  Because of these and other risks, you should consider an investment in the Funds to be a long-term investment.

Borrowing Risk: Borrowing may exaggerate changes in the net asset value of each Fund’s shares and in the return on each Fund’s portfolio.  Borrowing will cost the Funds interest expense and other fees.  The costs of borrowing may reduce the Funds’ return.  Borrowing may cause the Funds to liquidate positions when it may not be advantageous to do so to satisfy their obligations.

Convertible Securities: Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange rate or predetermined price (the conversion price).  Convertible securities have characteristics similar to both equity and fixed-income securities.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed-income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Currency Risk: The value of non-U.S. assets and currencies as measured in U.S. dollars may be affected favorably or unfavorably by changes in non-U.S. currency rates and exchange control regulations, application of non-U.S. tax laws (including withholding tax), governmental administration of economic or monetary policies (in this country or abroad), and relations between nations and trading.  Non-U.S. currencies also are subject to settlement, custodial and other operational risks.  Currency exchange rates can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.  Costs are incurred in connection with conversions between currencies.

Derivatives Risk: A small investment in derivatives could have a potentially large impact on the Funds’ performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the Funds’ use of derivatives may result in losses to the Funds and increased portfolio volatility. Derivatives in which the Funds may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Funds will not correlate with the underlying instruments or the Funds’ other investments. Derivative instruments, such as over-the-counter swap agreements, contracts for difference, forward contracts, structured notes and other over-the-counter transactions, also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. If the Funds have a limited number of eligible counterparties with which to enter into derivatives transactions, the Funds’ counterparty risk will be magnified and, under certain conditions, the loss of one or more counterparties could materially impair the Funds’ ability to pursue one or more of the investment strategies described in this Prospectus. Many of the regulatory protections afforded participants on organized exchanges for futures contracts and exchange-traded options, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter derivative transactions. Certain types of derivatives, including over-the-counter transactions, involve greater risks than the underlying obligations because, in addition to general market risks and counterparty risk, they are subject to illiquidity risk, credit risk and pricing risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives, such as written call options, have the potential for unlimited loss, regardless of the size of the initial investment. Future rules and regulations of the Securities and Exchange Commission may require the Funds to alter, perhaps materially, its use of derivatives. In such an event, the Funds’ ability to pursue one or more of the investment strategies described in this Prospectus may be impaired and, as a result, the Funds may seek to pursue different investment strategies or otherwise alter or discontinue their investment operations.

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Counterparty Risk: The Funds will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Funds.  If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivatives contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivatives contract in bankruptcy or other reorganization proceeding.  The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances.  To mitigate its counterparty risk, the Funds generally intend to enter into derivatives transactions (if any) with a variety of parties.

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Covered Calls, Puts and Other Option Transactions: If a Fund has written a call option, it may terminate its obligation by effecting a closing purchase transaction.  This is accomplished by purchasing a call option with the same terms as the option previously written.  However, once a Fund has been assigned an exercise notice, such Fund will be unable to effect a closing purchase transaction.  Similarly, if a Fund is the holder of an option, it may liquidate its position by effecting a closing sale transaction.  This is accomplished by selling an option with the same terms as the option previously purchased.  There can be no assurance that either a closing purchase or sale transaction can be effected when a Fund so desires.  The Funds will realize a profit from a closing transaction if the price of the transaction is less than the premium it received from writing the option or is more than the premium it paid to purchase the option; the Funds will realize a loss from a closing transaction if the price of the transaction is more than the premium it received from writing the option or is less than the premium it paid to purchase the option.  Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security.  Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date of the option.  Gains and losses on investments in options depend, in part, on the ability of the investment adviser to predict correctly the effect of these factors.  The use of options cannot serve as a complete hedge since the price movement of securities underlying the options will not necessarily follow the price movements of the portfolio securities subject to the hedge.  An option position may be closed out only on an exchange that provides a secondary market for an option with the same terms or in a private transaction.  Although the Funds will generally purchase or write options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option.  In such event, it might not be possible to effect closing transactions in particular options, in which case the Funds would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options.

Several other risks are associated with transactions in options on securities.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given option transaction not to achieve its objectives.  A decision as to whether, when and how to use covered options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.  The use of options may require the Funds to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security it might otherwise sell.  As the writer of a covered call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the exercise price of the call option, but it has retained the risk of loss should the price of the underlying security decline.  Although such loss would be offset in part by the option premium received, in a situation in which the price of a particular stock on which a Fund has written a covered call option declines rapidly and materially or in which prices in general on all or a substantial portion of the stocks on which such Fund has written covered call options decline rapidly and materially, such Fund could sustain material depreciation or loss in its net assets to the extent it does not sell the underlying securities (which may require it to terminate, offset or otherwise cover its option position as well).  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

There can be no assurance that a liquid market will exist when Funds seek to close out an option position.  Reasons for the absence of a liquid secondary market for exchange-traded options include the following: (i) there may be insufficient trading interest; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the trading facilities of an exchange or the Options Clearing Corporation (the “OCC”) may not be adequate to handle current trading volume; or (vi) the relevant exchange could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options).  If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist.  However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Funds’ ability to terminate over-the-counter options may be more limited than with exchange-traded options and may involve the risk that counterparties participating in such transactions will not fulfill their obligations.  If the Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

The hours of trading for options may not conform to the hours during which the underlying securities are traded.  To the extent that the options markets close before the markets for the underlying securities do, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.  Call options are marked to market daily and their value will be affected by changes in the value of and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration.  Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, mergers or other extraordinary distributions or events.  A reduction in the exercise price of an option would reduce the Funds’ capital appreciation potential on the underlying security.

The number of covered call options the Funds can write is limited by the number of shares of the corresponding common stock the Funds hold.  Furthermore, the Funds’ options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.  These limitations govern the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.  As a result, the number of options that the Funds may write or purchase may be affected by options written or purchased by it and other investment advisory clients of the Adviser.  An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

There are special risks associated with uncovered option writing that expose the Funds to potentially significant loss.  As the writer of an uncovered call option, a Fund has no risk of loss should the price of the underlying security decline, but bears unlimited risk of loss should the price of the underlying security increase above the exercise price until such Fund covers its exposure.  As with writing uncovered calls, the risk of writing uncovered put options is substantial.  The writer of an uncovered put option bears a risk of loss if the value of the underlying instrument declines below the exercise price.  Such loss could be substantial if there is a significant decline in the value of the underlying instrument.

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Although Adviser will attempt to take appropriate measures to minimize the risks relating to the Funds’ writing and purchasing of put and call options, there can be no assurance that the Funds will succeed in any option-related program they undertake.

Emerging Markets Risk: Emerging markets generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies.  Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited equity opportunities (many large companies may still be “state-run” or private).  Also, local stock exchanges may not offer liquid markets for outside investors.

Equity Securities Risk: Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Funds could decline if the financial condition of the companies in which the Funds invest declines or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Expense Risk: Each Fund’s expenses are subject to a variety of factors, including fluctuations in such Fund’s net assets.  Accordingly, actual expenses may be greater or less than those indicated.  For example, to the extent that a Fund’s net assets decrease due to market declines or redemptions, such Fund’s expenses will increase as a percentage of such Fund’s net assets.  During periods of high market volatility, these increases in the Income-Equity Fund’s expense ratio could be significant.

Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Funds acquire shares of investment companies, including ones affiliated with the Funds, shareholders bear both their proportionate share of expenses in the Funds (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the a Fund is held by an affiliated fund, the ability of such Fund itself to hold other investment companies may be limited.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell.  The Funds’ investments in illiquid securities, which is limited to 15% of its net assets, may reduce the returns of the Funds because it may be difficult to sell the illiquid securities at an advantageous time or price.  To the extent that the Funds’ principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Funds will tend to have the greatest exposure to liquidity risk.

Liquid investments may become illiquid after purchase by the Funds, particularly during periods of market turmoil.  Illiquid investments may be harder to value, especially in changing markets, and if the Funds are forced to sell these investments to meet redemption requests or for other cash needs, the Funds may suffer a loss.  In addition, when there is illiquidity in the market for certain securities, the Funds, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

Market Risk: The market values of securities owned by the Funds may decline, at times sharply and unpredictably.  Under normal conditions, markets generally move in cycles over time, with periods of rising prices followed by periods of declining prices.  These fluctuations could be a sustained trend or a drastic movement and the value of your investment may reflect these fluctuations.

Mid Cap Securities Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

MLP Risk: An investment in MLP units involves certain risks that differ from an investment in the securities of a corporation:

Holders of MLP units have the rights typically afforded to limited partners in a limited partnership.  As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership.  Additionally, conflicts of interest may exist between common unit holders and the general partner of an MLP; for example, a conflict may arise as a result of incentive distribution payments.

The amount of cash that any MLP has available to pay its unit holders in the form of distributions/dividends depends on the amount of cash flow generated from such company’s operations.  Cash flow from operations will vary from quarter to quarter and is largely dependent on factors affecting the MLP’s operations and factors affecting the energy, natural resources or real estate sectors in general.  MLPs may be adversely affected by fluctuations in the prices of commodities, including, for example, natural gas, natural gas liquids, crude oil and coal, and may be impacted by the levels of supply and demand for commodities.  MLPs engaged in the exploration, development, management or production of energy commodities and natural resources face the risk that commodity reserves are depleted over time.  The performance of MLPs operating in the real estate sector may be linked to the performance of the real estate markets, including the risk of falling property values and declining rents and the risk from changes in interest rates or inflation.

MLPs may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to enhance distributions to unit holders.  The ability of such MLPs to make future acquisitions is dependent on their ability to identify suitable targets, negotiate favorable purchase contracts, obtain acceptable financing and outbid competing potential acquirers.  To the extent that such MLPs are unable to make future acquisitions, or such future acquisitions fail to increase the adjusted operating surplus per unit, their growth and ability to make distributions to unit holders will be limited.

Much of the benefit the Income-Equity Fund derives from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for U.S. federal income tax purposes.  Partnerships do not pay U.S. federal income tax at the partnership level.  A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, and subject to corporate level tax on its income.  The classification of an MLP as a corporation for U.S. federal income taxation purposes would have the effect of reducing the amount of cash available for distribution by the MLP to its unit holders, such as the Income-Equity Fund.

MLPs operating in the energy and natural resource sectors are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons.  These dangers include leaks, fires, explosions, damage to facilities and equipment resulting from natural disasters, inadvertent damage to facilities and equipment, and terrorist acts.  Since the September 11 terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks.  These dangers give rise to risks of substantial losses as a result of loss or destruction of commodity reserves; damage to or destruction of property, facilities and equipment; pollution and environmental damage; and personal injury or loss or life.  Any occurrence of such catastrophic events could bring about a limitation, suspension or discontinuation of the operations of MLP entities and other companies operating in the energy sector.

MLP Affiliate Risk. The performance of securities issued by MLP affiliates, including MLP i-shares and common shares of corporations that own general partner interests, primarily depends on the performance of an MLP. The risks and uncertainties that affect the MLP, its operational results, financial condition, cash flows and distributions also affect the value of securities held by that MLP’s affiliate. Securities of MLP i-shares may trade at a market price below that of the MLP affiliate and may be less liquid than securities of their MLP affiliate.

Repurchase Agreements, Purchase and Sale Contracts Risks: If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Funds may suffer delays and incur costs or lose money in exercising their rights under the agreement.  If the seller fails to repurchase the security in either situation, and the market value of the security declines, the Funds may lose money.

Rights Risk: The failure to exercise subscription rights to purchase common stock would result in the dilution of a Fund’s interest in the issuing company.  The market for such rights is not well developed and, accordingly, a Fund may not always realize full value on the sale of rights.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result, the Funds may lose money and there may be a delay in recovering the loaned securities.  The Funds could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral.  These events could trigger adverse tax consequences for the Funds.

Securities Selection Risk: Securities selected by the Adviser for the Funds may not perform to expectations.  This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

When-Issued and Delayed Delivery Securities and Forward Commitments Risks: When-issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Funds lose both the investment opportunity for the assets they set aside to pay for the security and any gain in the security’s price.

Fees and Expenses of the Funds

In addition to fees payable under the Funds’ Rule 12b-1 Distribution Plans and the investment advisory fees, each Fund pays all expenses not assumed by the Adviser, including, without limitation: (i) the fees and expenses of its independent  registered public accounting firm and legal counsel; (ii) the costs of printing and mailing to existing shareholders annual and semi-annual reports, proxy statements, prospectuses, SAIs and supplements  thereto;  (iii)  fees  of  the  Funds’  administrator  and  transfer  agent;  (iv)  bank  transaction  charges  and  custodian  fees;  (v) proxy solicitors’ fees and expenses; (vi) registration and filing fees; (vii) federal, state or local income or other taxes; (viii) interest; (ix) membership fees of the Investment Company Institute and similar organizations; (x) fidelity bond and liability insurance premiums; and (xi) any extraordinary expenses, such as indemnification  payments  or damages  awarded  in litigation  or settlements  made. All general Trust expenses are allocated  among and charged to the assets of each Fund on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund.

Management of the Funds

The Funds’ investment adviser is MHI Funds, LLC, 10 Dixon Avenue, Woodstock, NY 12498.  The Adviser serves in that capacity pursuant to investment advisory agreements with Miller/Howard Funds Trust (the “Trust”) on behalf of the Funds. Subject to the authority of the Trust’s Board of Trustees (the “Board” or “Trustees”), the Adviser develops each Fund’s investment program and provides guidance and policy direction in connection with its daily management of the Funds’ assets.  The Adviser is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies approved by the Board.  A discussion of the Board’s consideration and approval of the investment advisory agreements occurred at the organizational meeting of the Board on [•].

The Adviser is a wholly owned subsidiary of Miller/Howard.  Miller/Howard was founded in 1984 as an institutional research boutique firm providing quantitative and technical research to Fortune 500 companies.  Miller/Howard has managed long-only equities since 1991 and has more than $[•] billion of assets under management as of September 30, 2015.  The Adviser is managed by the same team that manages Miller/Howard and has access to the same employees and resources.

Information regarding the portfolio managers for the Funds is provided below.  Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds is available in the SAI.

Each Fund pays to the Adviser a fee, payable monthly in an annual amount equal to 0.75% of Income-Equity Fund’s daily net assets and 1.00% of Drill Bit Fund’s daily net assets.  The Adviser furnishes offices, necessary facilities and equipment; provides administrative services to each Fund; provides personnel, including certain officers required for each Fund’s administrative management; and pays the compensation of all officers and trustees of each Fund who are its affiliates.

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Lowell G. Miller, Managing Member and Chief Investment Officer.  Mr. Miller has been the President, Chief Investment Officer and Director of Research of Miller/Howard since founding the firm in 1984.  He received a Bachelor of Science from Sarah Lawrence College and a Juris Doctor from New York University School of Law.  He has continuously pursued the notion of disciplined investment strategies for over 30 years.  He authored three acclaimed books on investing, including the recently published The Single Best Investment, 2nd ed. (Print Project, 2006).  Mr. Miller has been responsible for portfolio construction at Miller/Howard since inception.

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John Cusick, CFA, has been a research analyst with Miller/Howard since [•] and promoted to portfolio manager in 2015.  He received a Bachelor of Arts in Finance and Marketing from Temple University, and a Master of Business Administration in Finance from Fordham University School of Business in New York City.  Mr. Cusick spent more than a decade at Oppenheimer & Co. in New York, where he started his career as a junior analyst working on the energy team, and then as a senior research analyst specializing in the midstream sector. Prior to joining Miller/Howard, he served as senior vice president and research analyst at Wunderlich Securities Inc. in New York, covering energy in North America including partnerships focused on natural gas, liquids, and exploration & production.

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John E. Leslie III, CFA, has been a research analyst and portfolio manager with Miller/Howard since 2004.  He received a Bachelor of Science in Finance from Suffolk University and a Master of Business Administration from Babson College.  He began his career in investments over 20 years ago and has focused on equity income stocks since 1987.  Prior to Miller/Howard, John was a portfolio manager at Value Line Asset Management, M&T Capital Advisors Group (a division of M&T Bank) and Dewey Square Investors (a division of UAM).  He brings expertise in both fundamental and quantitative research skills.

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Michael Roomberg, CFA, has been a research analyst with Miller/Howard since [•] and promoted to portfolio manager in 2015.  He received a Bachelor of Arts in International Relations, Economics, and Finance from University of Wisconsin-Madison, and a Master of Business Administration from Georgetown University’s McDonough School of Business. Mr. Roomberg began his career as a research associate in 2008, at Boenning & Scattergood, a financial services firm in greater Philadelphia. There he specialized in Energy Exploration & Production and Water Utilities & Industrials. Prior to joining Miller/Howard, he served as Head of Water/ Infrastructure Equity Research at Ladenburg Thalmann & Co. in New York City.

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Bryan J. Spratt, CFA, has been a research analyst and portfolio manager with Miller/Howard since 2004.  He received a Bachelor of Arts in Economics/Computer Science from Spring Arbor College (graduating summa cum laude).  He has worked as an analyst and portfolio manager since 1990.  At Munder Capital (1994-2001), Bryan was a member of the Energy and Power Team that developed and managed the Munder Power Plus Fund, among other portfolio management responsibilities.  From 2001-2004, Bryan was responsible for the utilities and telecom sectors for the Value Team at Banc One Investment Advisors and the One Group Funds.

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Roger G. Young, CFA, has been a research analyst and portfolio manager with Miller/Howard since 2008.  He earned a Bachelor of Science in Economics from the Wharton School, University of Pennsylvania; a Bachelor of Foreign Trade from the Thunderbird School of Global Management; and a Master of Business Administration from Michigan State University.  During his career, he started and managed the Transamerica Capital Appreciation Fund, which received a five-star ranking by MorningStar.  Prior to joining Miller/Howard’s portfolio team in 2008, Mr. Young worked as a financial consultant with the Kenneth King Foundation since 2003.

Board of Trustees

Each of the Funds is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust on [•], 2015.  The Board supervises the operations of the Funds according to applicable state and federal law, and is responsible for the overall management of the Funds’ business affairs.

Fund Service Providers

Administrator and Transfer Agent

[NAME OF ADMINISTRATOR AND TRANSFER AGENT], [ADDRESS], serves as the Funds’ administrator, transfer agent, and fund accounting agent.  Administrative services of [NAME] include (i) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (ii) recordkeeping, (iii) regulatory, compliance and reporting services, (iv) processing shareholder account transactions and disbursing dividends and distributions, and (v) supervising custodial and other third-party services.

Distributor

Foreside Fund Services, LLC (the “Distributor”), the Trust’s principal underwriter, acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.  The Distributor is not affiliated with the Adviser or with any other service provider for the Trust.

Custodian

The custodian of the assets of the Funds is [INSERT NAME], [INSERT ADDRESS].

Section 3Shareholder Information

Valuation of Shares

The price of each Fund’s shares is based on its net asset value (“NAV”) per share.  NAV is calculated for each class of the relevant Fund by taking the value of the class’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding for that class.  The result, rounded to the nearest cent, is the NAV per share.  NAV is determined as of the close of trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.  However, NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC.  The value of a Fund’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem such Fund’s shares.  All valuations are subject to review by the Trustees or their delegate.

All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by the respective Fund or its agents.  For Class I shares and the Adviser Share Class, the price you pay to sell shares is also the NAV; provided, that a redemption fee may be taken from proceeds if shares are sold prior to a 60 day holding period.  In order to receive a particular day’s price, your order must be received in good order by the respective Fund or its agents by the close of the regular trading session of the NYSE.  Your financial intermediary may charge you a separate or additional fee for processing purchases and redemptions of shares.

The Trustees have adopted procedures for valuing investments and have delegated to [•], the Funds’ custodian, under supervision by the Adviser, the daily valuation of such investments.  The Funds use independent pricing services to value most loans and other debt securities at their market value.  In determining market value, the pricing service for loans considers information obtained from broker-dealers and the pricing service for debt obligations considers various factors and market information relating to debt obligations.

In certain situations, the Adviser, may use the fair value of a security or loan if such security or a loan is not priced by a pricing service, if the pricing service’s price is deemed unreliable or if events occur after the close of a securities market (usually a foreign market) and before the respective Fund values its assets that would materially affect NAV.  A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.  Because non-U.S. loans and securities may trade on days when Fund shares are not priced, the value of securities held by a Fund can change on days when Fund shares cannot be redeemed.  The Trust expects to use fair value pricing primarily when a security is not priced by a pricing service or a pricing service’s price is deemed unreliable.  The Adviser has established a Valuation Committee that oversees the valuation of investments.

Due to the subjective nature of fair value pricing, a Fund’s value for a particular security may be different from the last price determined by the pricing service or the last bid or ask price in the market.  Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Fund’s portfolio securities and the reflection of such change in such Fund’s NAV, as further described in the “Frequent Trading” section of this Prospectus.  While funds that invest in non-U.S. securities may be at a greater risk for arbitrage activity, such activity may also arise in funds that do not invest in non-U.S. securities, for example, when trading in a security held by a Fund is halted and does not resume prior to the time such Fund calculates its NAV (referred to as “stale pricing”).  Funds that hold thinly traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques.  To the extent that a Fund’s valuation of a security is different from the security’s perceived market value, short-term arbitrage traders buying and/or selling shares of such Fund may dilute the NAV of such Fund, which negatively impacts long-term shareholders.  The Funds’ fair value pricing and frequent trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

Other securities held by the Funds are generally valued at market value.  Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value.  The value of the securities of other open-end funds held by the Funds, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Purchases, exchanges, redemptions or other account activity may be processed through your financial intermediary or plan sponsor or directly through the Trust.  Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption and other requests to each Fund under the arrangements made between your financial intermediary or plan sponsor and its customers.  The Funds’ are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

Share Classes

Each Fund offers two classes of shares: (i) Institutional Share Class (the “Class I Shares”) and (ii) the Adviser Share Class. It is important to consult with your financial intermediary representative for information about these classes of shares to determine, if either is an appropriate investment choice.  Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.  The Funds are only available to U.S. citizens or residents.  For further details please see the Trust’s SAI.

Class I Shares

Class I shares are available only to investors listed below.  The following investors may purchase Class I shares or if approved by the Adviser:

•	qualified retirement plans that are clients of third-party administrators that have entered into agreements with the Adviser and offer institutional share class pricing (no sales charge or 12b-1 fee);

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bank trust departments and trust companies that have entered into agreements with the Adviser and offer institutional share class pricing to their clients (if another retirement plan of the sponsor is eligible to purchase Class I shares);

•	college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

•	other collective investment funds or separately managed accounts advised or managed by the Adviser;

•
investors purchasing shares through an asset-based fee program which regularly offers institutional share classes and which is sponsored by a registered broker-dealer or other financial institution that has entered into an agreement with the Adviser;

•	clients of a financial representative who are charged a fee for consulting or similar services;

•	corporations, endowments and foundations that have entered into an arrangement with the Adviser; and

•	Other investors as permitted by the Adviser.

Certain intermediaries that have entered into an agreement with the Distributor may use Class I shares on their platforms without regard to the stated minimums.  Trust companies or bank trust departments that purchased Class I shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for Class I shares of other Miller/Howard funds.  Class I shares allow for the payment of fees to financial intermediaries for providing administrative services, including recordkeeping, sub-accounting, order processing for omnibus or networked accounts or other shareholder services provided on behalf of their clients.

Adviser Share Class

The Adviser Share Class is available primarily to clients of financial intermediaries that:

•	offer clients an opportunity to purchase funds within a retail brokerage account; or

•
charge clients an ongoing fee for advisory, investment, consulting or similar services or have entered into an agreement with a Fund’s distributor to offer such classes of shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations.

The Adviser Share Class is also offered to private and institutional clients of, or referred by, the Adviser, or its affiliates, and to the Trustees and trustees/directors of affiliated open and closed-end funds, and directors, officers and employees of the Adviser, and its affiliates.  Minimums may be waived if you purchase shares of the relevant Fund through a financial intermediary or through certain types of retirement plans and wrap accounts.  Shares may also be purchase directly through the Funds.  Fund minimums may also be waived if an account builder is set up on the account.

Distribution, Servicing and Administrative Fees

Distribution and Shareholder Servicing Plans

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 (the “Distribution Plan”) under the 1940 Act for the Adviser Share Class.  The Distribution Plan provides that the Funds may compensate or reimburse the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares (this compensation is commonly referred to as “12b-1” fees).  Sales charges may be paid to broker-dealers, banks and any other financial intermediary eligible to receive such fees for sales of shares of the Funds and for services provided to shareholders.

Pursuant to the Distribution Plan, a Fund may annually incur up to 0.25% of the average daily net assets of the Fund’s Adviser Class Shares.  Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Administrative Fees

For Class I shares, certain intermediaries pursuant to an agreement with each Fund or its service providers may charge administrative fees for certain services such as recordkeeping, sub-accounting, order processing for omnibus or networked accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Fund.  Order processing which may be subject to such administrative fees includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, as well as those processed on a manual basis.  Because the form and amount charged vary by intermediary, the amount of the administrative fees borne by the class is an average of all fees charged by applicable intermediaries.  Each Fund may pay a financial intermediary increased fees if the financial intermediary converts from a networking structure to an omnibus account structure, or otherwise experiences increased costs.

Purchases

Generally, purchases of Class I shares may only be made through financial intermediaries and by certain institutional investors.  Contact your financial intermediary or refer to your plan documents for information on how to invest in each Fund, including additional information on minimum initial or subsequent investment requirements.  Your financial intermediary may charge you a separate or additional fee for processing purchases of shares.  Each Fund has only authorized certain financial intermediaries to receive purchase orders on the Fund’s behalf.  As discussed under “Payments to Financial Intermediaries,” the Adviser and its affiliates, pursuant to agreements with certain intermediaries, may pay commissions or fees to those intermediaries for their role in the attraction and retention of shareholders to each Fund.  When considering Fund recommendations made by these intermediaries, you should consider such arrangements.

Because each Fund is not intended for frequent trading, each Fund reserves the right to reject any purchase order, including exchange purchases, for any reason.  For more information about the Trust’s policy on frequent trading, refer to “Frequent Trading.”

Minimum and Maximum Investment Requirements
	Minimum Initial Investment	Minimum IRA Investment	Minimum Subsequent Investment
Adviser Share Class	$2,500	$500	None
Class I Shares	$100,000	$5,000	None

There is a $100,000 minimum investment requirement for institutional investors purchasing Class I shares.  Institutional investors generally may meet the minimum investment amount by aggregating multiple accounts within the same fund.  Accounts offered through an intermediary institution must meet the minimum investment requirements of $5000 for tax-deferred accounts.  Directors, officers and employees of the Adviser and its affiliates, as well as Trustees and officers of the Trust, may purchase Class I shares through certain financial intermediaries’ institutional platforms.  For more information about this program and eligibility requirements, please contact the Trust at [INSERT TELEPHONE NUMBER].  There may be exceptions to these minimums for certain tax-deferred, tax-qualified and retirement plans and accounts held through wrap programs.  For additional information, contact your intermediary, plan sponsor or administrator or the Trust.

Anti-Money Laundering Program.  In compliance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”), your financial intermediary is required to verify certain information on your account application as part of its Anti-Money Laundering Program.  In addition to your full name and date of birth, you will be required to provide your Social Security number and permanent street address to assist in verifying your identity.  Some financial intermediaries may also require that you provide other documents that help to establish your identity.  Until verification of your identity is made, your financial intermediary may temporarily limit additional share purchases or even close an account if it is unable to verify a shareholder’s identity.  Please contact your financial intermediary if you need assistance when completing your application or would like to receive additional information regarding the USA PATRIOT Act or the intermediary’s Anti-Money Laundering Program.

Purchases through Financial Intermediaries:

You may make initial and subsequent purchases of shares of each Fund through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers.  Before investing in a Fund through a financial intermediary, you should carefully read any materials provided by the intermediary together with this Prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges and restrictions;

•	designate intermediaries to accept purchase and sale orders on each Fund’s behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

Each Fund considers a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. (Eastern Time).   These orders will be priced based on each Fund’s NAV next computed after such order is received by the financial intermediary.  All requests received in good order by a Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed the next business day.  It is the responsibility of the financial intermediary to transmit properly completed purchase orders to each Fund in a timely manner.  Any change in price due to the failure of the financial intermediary to timely send an order to the respective Fund must be settled between the investor and the financial intermediary placing the order.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and each Fund.  Certain intermediaries may receive compensation from each Fund, the Adviser or their affiliates, which may result in a conflict of interest for the intermediary.

Fund Direct Purchases.  You also may invest directly with each Fund.  Carefully read and complete the New Account Application accompanying this Prospectus.  You can obtain a copy of the New Account Application by calling the Trust at [INSERT TELEPHONE NUMBER] on days the Funds are open for business or by visiting www.mhinvest.com.

Initial Purchases for New Accounts.  The Trust must receive a completed New Account Application in good order before it can process an initial investment.  You may pay for your initial investment in the following ways:

By Check:

•	Make your check payable to a Fund. A check must accompany the New Account Application, unless you are paying by bank wire.

•
All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. The Trust does not accept third party checks, cash, travelers checks or money orders, credit card checks, and checks drawn on non-U.S. financial institutions for purchases.

•	Mail the New Account Application and check to:

Miller/Howard Funds Trust
c/o MHI Funds, LLC
[•]

OR

•	For overnight or UPS/FedEx delivery:

Miller/Howard Funds Trust
c/o MHI Funds, LLC
[•]

•
All investments by check will be subject to a ten (10) business days’ hold and redemptions may be rejected prior to the ten business day hold period (or release of the hold).  For more information on check deposits see “When Purchases are Effective.”

By Bank Wire:

•
A completed application must be received and processed by the Trust before your wire transaction is processed.  The Trust will not permit a purchase of Fund shares until the New Account Application is received in good order.

•
If the wire order is for a new account, or to open an account in a different Fund of the Trust, you must telephone Client Services at [INSERT TELEPHONE NUMBER] prior to making your initial investment.  Advise Client Services of the amount you intend to invest and obtain an account number and wire instructions.  Wires sent without notifying a Fund will result in a delay of the effective date of your purchase.

•	Any delays that may occur in wiring money, including delays that may occur in processing by the banks, will delay your investment and are not the responsibility of the Trust or the transfer agent.

•	The Funds do not charge a fee for the receipt of wired federal funds, but reserves the right to charge shareholders for these services upon 30 days advance written notice.

•	Your bank may impose a charge for sending a wire.

•	Each Fund reserves the right to charge $15 for outgoing wires.

When making your initial investment in a Fund, you may choose to participate in the Automatic Account Builder Program.  For more information about Automatic Account Builder, see Other Shareholder Services – Automatic Account Builder Program.

Each Fund reserves the right, in its sole discretion, to reject any application to purchase shares.

Periodic Purchase Plan

You may arrange for periodic purchases by authorizing your financial intermediary or the Trust to debit the amount of your investment from your bank account on a day or days you specify.  Contact your financial intermediary or the Trust, if applicable, for details.  Not all financial intermediaries offer this plan.

Subsequent Investments.  Once an account has been opened, you may purchase additional shares at any time by mail or telephone.  If paying for your subsequent investment by wire, please follow the instructions listed above.  When making additional investments by mail, send your check made payable to the Fund you are investing in at:

Miller/Howard Funds Trust
[•]

Please Note:  All subsequent investments by check are subject to a ten (10) business days’ hold on the check and redemptions may be rejected prior to the ten business days’ hold (or hold being released).

After your account is opened, you also may make subsequent investments by Automated Clearing House (ACH) from a bank or other financial institution which is a member of ACH.

•	To purchase shares of a Fund by ACH, call the Trust at [•] for instructions.

•	The transfer agent will electronically debit your account at the financial institution identified on the account application for the amount of your purchase.

•
Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the transfer agent.  Investments or redemptions via ACH may take up to three (3) business days to settle.

•	The Trust does not charge a fee for the receipt of ACH funds.

•	Your bank may impose an ACH charge.

Each additional purchase request must contain the name on the account and the correct account number and Fund name to permit proper crediting to the account.  If a check, wire transaction or ACH is received and there is no Fund identified and you own shares in only one Fund, the investment will be credited to that Fund.  If you own shares in multiple Funds and no Fund is identified, you must confirm the Fund to be credited prior to the transaction being processed or the investment will be returned within 48 hours.  Any subsequent investment received not in good order may result in a delay in processing the transaction.  All additional purchases are made at the NAV next determined after receipt of a purchase order by a Fund or authorized financial intermediaries.

When Purchases are Effective.  The trade date for any purchase request received in good order will depend on the day and time the Trust receives your request and payment method.  Your order to purchase shares is priced at the NAV next calculated after your order is received in good order by the Trust or a financial intermediary.  Only purchase orders received by the Trust or a financial intermediary in good order before 4:00 p.m. Eastern Time will be effective at that day’s NAV.

For purchases by check, if the purchase request is received by the Trust on a business day before a Fund closes regular trading on the NYSE (generally 4:00 p.m. Eastern Time), the trade date for the purchase will be the next business day.  If the purchase request is received on a business day after the close of regular trading on the NYSE, the trade date for the purchase will be the second business day after the Trust receives the purchase request.

On occasion, the NYSE will close before 4:00 p.m. (Eastern Time).  When that happens, purchase requests received by the Trust or an authorized agent of the Trust after the NYSE closes will be effective the following business day.

Generally, investments received by mail must be in “good order”, which means that the application is complete and accompanied by payment.  However, payment for purchases made by telephone will receive the NAV next calculated after receipt provided “federal funds” are received by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern Time) within three (3) business days after the purchase order is placed for a Fund.

In the event that an order is placed by the cut-off time specified above but the related wire payment is not received by a Fund by the close of the Federal Reserve wire transfer system that same day, then either your order may not be effective until the next business day on which federal funds are timely received by a Fund, or a Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by a Fund or the Fund’s transfer agent.

Other Purchase Information

Each Fund may limit the amount of purchases or refuse to sell shares to any person and for any reason. The Funds do not accept cash.  Checks must be made payable to each Fund in U.S. dollars and drawn on a U.S. bank. If a shareholder’s check or wire is dishonored, the purchase and any dividends paid thereon will be reversed and the respective Fund will charge you a fee of $31.00 for each check or wire that is dishonored, in addition to any losses or fees incurred by the Fund or the Fund’s transfer agent.  The Trust reserves the right to change this fee at any time.  Each Fund has the right to stop offering shares or offer shares only on a limited basis, for a period of time or permanently for sale at any time. If shares are purchased with federal funds, they may be redeemed at any time thereafter as explained below.

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or cancelled and the monies may be withheld.

Please note that your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

HOW TO REDEEM SHARES

You have the right to sell (“redeem”) all or any part of your shares subject to certain restrictions.  Selling your shares in a Fund is referred to as a “redemption” because the Fund buys back its shares.  Redemptions may be effected through financial intermediaries, retirement platforms and certain institutional investors, as applicable.  It is possible that your financial intermediary charges a processing or service fee in connection with the redemption of shares.  Contact your financial intermediary or refer to the appropriate plan documents for details.

Shares of the Funds are redeemable on any business day on which the Funds’ NAV is calculated.  Redemptions are duly processed at the NAV next calculated after receipt of the redemption order by the Funds or their agents.  Redemption proceeds, less any applicable redemption fee for Class I shares, will normally be sent seven (7) calendar days following receipt of the redemption order.

You may redeem all or part of your investment in each Fund on any day that the Trust is open for business, subject to certain restrictions described below.  You may request a redemption by mail, telephone or fax.  IRA accounts are not redeemable by telephone; an IRA distribution form must be completed and sent to the Trust at [INSERT ADDRESS] or you may need to contact your financial intermediary to request an IRA distribution form.  You may also download a form from the Administrator’s website at [INSERT WEBSITE].

By Mail:  You may redeem any part of your account by sending a written request to your financial intermediary, if applicable, or to the Trust.

•	The redemption requests sent to the Trust must be initiated by an authorized trader on the account and contain the following information:

•	the Fund name;

•	your account number;

•	your address;

•	the dollar amount or number of shares you wish to redeem;

•	the signature(s) of all registered account owners (refer to account application for signature requirements); and

•	the Federal tax withholding election (for retirement accounts).

•	The redemption request should be sent to:

Miller/Howard Funds Trust
c/o MHI Funds, LLC
[•]

•	In certain circumstances, a Medallion Signature Guarantee may be required. For more details, please see Medallion Signature Guarantee below.

•
Amounts withdrawn will be mailed to your address of record at the Miller/Howard Series Trust, sent electronically via ACH, or wired to your bank of record.  Shareholders requesting Priority Mail or overnight delivery will be charged for this service.

•	Redemption proceeds may be delayed until money from a prior purchase sufficient to cover your redemption has been received and collected.

By Telephone:  You may redeem shares by telephone by calling [•].

•	If you wish to use the telephone redemption procedure, you must select this feature on the New Account Application.

•
Proceeds from telephone transactions will be mailed only to the names(s) and address of record and will only be executed if telephone redemptions are authorized on the account.  Shareholders requesting Priority Mail or overnight delivery will be charged for this service.

•
For your protection, telephone requests may be recorded in order to verify their accuracy.  In addition, the transfer agent will employ reasonable measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information.  If appropriate security measures are taken, the transfer agent is not responsible for any loss, damage, cost or expenses in acting on such telephone instructions.

•	Each Fund may terminate the telephone procedures at any time.

•
During periods of extreme market activity it is possible that you may encounter some difficulty in reaching us by telephone.  If you are unable to reach us by telephone, you may request a redemption by mail or leave a message and a client services representative will return your call promptly.  Please do not leave trade instructions on voicemail as these requests will not be honored.

When making your initial investment in a Fund, you may choose to participate in the Systematic Withdrawal Program.  This program allows you to automatically sell your shares and receive regular distributions from your account. For more information about the Systematic Withdrawal Program, see Other Client Services – Systematic Withdrawal Program.

Medallion Signature Guarantee.  Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee.  A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing.  The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP).  Your redemption request must be made in writing and include a Medallion Signature Guarantee if any of the following situations apply:

•	Your account registration or account address has changed within the last 30 days;

•	The check is being mailed to a different address than the one on your account (address of record);

•	The check is being made payable to someone other than the account owner;

•	The redemption proceeds are being transferred to a Fund account with a different registration;

•	The redemption proceeds are being wired to, or you provide ACH transfer instructions for, a bank account other than a bank account of record;

•	Any redemption request from a deceased shareholder’s account.

You will be notified within two business days of any rejection of a redemption request.

When Redemptions Are Effective.  Redemption requests received by a Fund or an authorized financial intermediary before 4:00 p.m. Eastern Time (or before the NYSE closes if it closes before 4:00 p.m.) will be effective that day.  Redemption requests received by a Fund or an authorized financial intermediary after the close of trading on the NYSE are processed on the following business day.  The price you will receive when you redeem your shares will be the NAV next determined after a Fund receives your properly completed redemption request.

The proceeds may be more or less than the purchase price of your shares, depending on the market value of the respective Fund’s securities at the time your redemption request is received.  A financial intermediary or fund may charge a transaction fee to redeem shares.

When Redemptions Are Made.  You may receive redemption proceeds by check, ACH or direct deposit into your bank account.  In the event that an ACH is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.  Amounts withdrawn by mail normally are sent by U.S. mail within one business day after the request is received, and are mailed no later than seven (7) calendar days after receipt of the redemption request.  Amounts withdrawn by telephone normally are mailed or wired on the next bank business day following the date of the redemption request.  You may change the bank account designated to receive redemptions. This may be done at any time upon written request to the respective Fund. In this case, your signature must be Medallion Signature guaranteed.

ACH Requests.  You may request funds to be sent via Automated Clearing House (“ACH”).  The Trust does not charge for this service.  Each Fund may hold proceeds for shares purchased by ACH up to three days and for shares purchased by check may be as long as ten (10) business days until the purchase amount has been collected.  In addition, if shares are purchased by check and there has been a recent address change on the account, each Fund’s transfer agent will not pay redemption proceeds until reasonably satisfied the check used to purchase shares has been collected, which may take up to ten (10) business days.  To eliminate this delay, you may purchase shares of each Fund by certified check or wire.

As a special service, you may arrange to have amounts in excess of $3,000 wired in federal funds to a designated commercial bank account.  To use this procedure, please designate on the New Account Application a bank and bank account number to receive the wired proceeds. The Funds reserve the right to charge $15 per wire at any time.  The shareholder may also be charged a similar fee from the receiving bank.

Additional documentation may be required for redemptions by corporations, executors, administrators, trustees, guardians, or other fiduciaries.

If you hold shares in a Trust mutual fund account and your redemption check remains uncashed for more than one year, the check may be invested in additional shares of a Fund at the NAV next calculated on the day of the investment.

Periodic Withdrawal Plan

You may arrange for periodic redemptions by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify.  Contact your financial intermediary, or the Trust for details.  Not all financial intermediaries offer this plan.

Suspension of Redemptions

The Trust can suspend or postpone payment of redemption proceeds for up to seven (7) calendar days.  The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when the SEC determines that trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect a Fund’s shareholders.

Accounts with Low Balances.  Each Fund incurs certain fixed costs in maintaining shareholder accounts.  Therefore, if your account value is less than $[•], the account will be subject to an annual fee of $25.00.  You will receive notification 60 days prior to the date the fee is deducted.  If the year to date average daily balance is above the minimums no charge will be assessed to the account.  If you participate in the Automatic Account Builder Program, you will not be subject to the annual fee. This fee also will not be charged to group retirement accounts that are making continuing purchases and certain accounts held by broker-dealers through the National Securities Clearing Corporation.

Each Fund also reserves the right to redeem your shares and close your account if redemption activity brings the value of your account below $[•], or you have opened your account for less than the minimum purchase amount and do not purchase additional shares to meet the minimum balance requirement.  In such cases, you will be notified and given at least 30 days to purchase additional shares before the account is closed.  An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may purchase additional shares to increase the value of your account to the minimum amount within the 30-day period. Each share of each Fund also is subject to involuntary redemption at any time if the Board determines to liquidate the Funds.

Incidental Costs.  The only costs associated with each Fund are described in the Fund Expenses section and certain incidental fees associated with specific services on accounts.  These fees include an annual maintenance fee of $10 assessed by the custodian for IRA and Coverdell ESA accounts and a $20 fee per account will be assessed to close out an IRA or Coverdell ESA balance at the time of redemption.  We reserve the right to change any of the above fees after notice to you.

Redemptions in Kind.  Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, each Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. The Trust reserves the right to request a Medallion Signature Guarantee request in writing for share redemptions valued $250,000 or more.  If payment is made in securities, each Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on each Fund and its remaining shareholders.  In the event each Fund makes an in-kind distribution, you could incur brokerage and transaction charges when converting the securities to cash.

Class I Shares Redemption Fee

Redemptions (and exchanges) of Class I shares from a Fund held for 60 days or less may be subject to the Fund’s redemption fee equaling 2.00% of the NAV of redemption proceeds.  This fee is paid directly to each Fund rather than to the Trust and is designed to deter excessive short-term trading and to offset the brokerage commissions, market impact and other costs associated with changes in each Fund’s asset level and cash flow due to short-term money movements in and out of each Fund.

Certain intermediaries have agreed to charge each Fund’s redemption fee on their customers’ accounts.  In this case, the amount of the fee and the holding period will generally be consistent with each Fund.  However, due to operational requirements, the intermediaries’ methods for tracking and calculating the fee may differ in some respects from the Funds’.

The redemption fee does not apply to certain types of accounts held through intermediaries, including: (i) certain employer-sponsored retirement plans; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the operational capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or that report to each Fund sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to: (i) premature distributions from retirement accounts that are exempt from the IRS penalty due to the disability of or medical expenses incurred by the shareholder; (ii) required minimum distributions from retirement accounts; (iii) the return of excess contributions in retirement accounts; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions through an automated systematic withdrawal or exchange plan; (vi) redemptions by participants of an employer-sponsored automatic enrollment 401(k) plan who properly elect a refund of contributions within 90 days of being automatically enrolled in such plan; (vii) involuntary redemptions imposed by Miller/Howard Funds; and (viii) reinvested distributions (dividends and capital gain).  For same-fund share class exchanges, no redemption fee will be applied based on the exchange transaction.  However, to the extent an intermediary is applying a redemption fee, the redemption fee will be imposed on a subsequent underlying shareholder-initiated sale of shares after the exchange.  When cooperation from a financial intermediary is necessary to impose a redemption fee on its customers’ accounts, different or additional exemptions may be applied by the financial intermediary.  Redemption fees may be waived under certain circumstances involving involuntary redemptions imposed by intermediaries.  Contact your financial intermediary or the Trust at [INSERT TELEPHONE NUMBER] for Class I shares, or refer to your plan documents for more information on whether the redemption fee is applied to your shares.

In addition to the circumstances previously noted, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of a Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect each Fund from the effects of short-term trading.  In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time.  If there is a material change to each Fund’s redemption fee, each Fund will notify you at least 60 days prior to the effective date of the change.

Identity and Fraud Protection.  On every shareholder request received, the transfer agent will employ reasonable measures to verify the identity of the initiator, such as requesting verification of account name, account number, Social Security Number and other relevant information.  If appropriate security measures are taken, the transfer agent is not responsible for any loss, damage, cost or expenses in acting on such instructions.

Please take precautions to protect yourself from fraud.  It is important to keep your account information private, and immediately review any account statements or other information that are provided to you from the Trust. Please contact the Trust immediately about any transactions or changes to your account that you believe are unauthorized.

EXCHANGE PRIVILEGE

Contact your financial intermediary, Miller/Howard or consult your plan documents for information on exchanging into other funds in the Trust.  As with any investment, be sure to read the prospectus of the fund into which you are exchanging.  An exchange from one fund to another is generally a taxable transaction (except for certain tax-deferred accounts).  Exchanges are subject to the following conditions:

•	You may generally exchange shares of a Fund for shares of the same class of any other Fund in the Trust offered through your financial intermediary or qualified plan or directly with each Fund.

•	You must meet the minimum investment amount for a Fund.

•	Each Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

•
For Class I shares an exchange of shares from a Fund held for 60 days or less may be subject to the Fund’s redemption fee.  For more information on redemption fees, including a discussion of the circumstances in which the redemption fee may not apply, refer to “Redemption Fees” in the Statement of Additional Information.

•
The exchange privilege is not intended as a vehicle for short-term or frequent trading.  Each Fund may suspend or terminate your exchange privilege if you make more than one round-trip in a Fund within a 30-day period and may bar future purchases in a Fund or other funds in the Trust.  Each Fund will work with intermediaries to apply the Fund’s exchange limit.  However, each Fund may not always have the ability to monitor or enforce the trading activity in such intermediaries’ accounts.  For more information about each Fund’s policy on frequent trading, refer to “Frequent Trading.”

•
Under limited circumstances, exchanges between certain classes of shares of the same Fund may be permitted.  Such exchanges may be subject to a redemption fee, at the discretion of each Fund.  Any such exchanges and any redemption fee may be waived for certain intermediaries that have entered into an agreement with the Distributor.

You may exchange shares of each Fund for shares of any other Fund within the Trust that is available for sale in your state at their respective NAVs.  Exchanges are subject to applicable minimum initial and subsequent investment requirements. It will be necessary to complete a separate New Account Application if:

•	You wish to register a new account in a different name; or
•	You wish to add telephone redemption or exchange privileges to an account.

Please call the Trust at [•] for more information.

Exchange requests may be directed to each Fund by mail, fax or telephone.

By Mail or Fax:

•	Mail your exchange request to:

Miller/Howard Funds Trust
c/o MHI Funds, LLC
[•]

•	The exchange request must be signed exactly as your name appears on each Fund’s account records.

•	Requests must be signed by all registered account owners and include account specific information like account number and tax identification.

Any requests received via mail or fax may be verified by telephone with registered owners.  For faxed requests, please fax to [•].

By Telephone:

•	You may make exchanges by telephone only if you selected the telephone redemption feature on your New Account Application

•	Exchange requests may be made by telephone by calling [•].

•	Exchanges must be made within the same account number.

•	To transfer shares from one account to another account, the registration of accounts must be identical or be subject to Medallion Signature Guarantee rules.

Exchange requests in good order received by each Fund or an authorized financial intermediary before 4:00 p.m. Eastern Time (or before the NYSE closes if it closes before 4:00 p.m.) will be effective that day.  The price you will receive will be the NAV next determined after each Fund receives your exchange request.  Exchange requests received by a Fund or an authorized financial intermediary after the times listed above are processed at the NAV next determined on the following business day.

The exchange of shares of one Fund for shares of another Fund is treated for federal income tax purposes as a sale of the shares redeemed. You may realize a taxable gain or loss on an exchange, and you should consult your tax adviser for further information concerning the tax consequences of an exchange. An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

An exchange may be delayed briefly if redemption proceeds are not immediately available for purchase of the newly acquired shares. The exchange privilege may be modified or terminated at any time. In addition, the Fund may reject any exchange request and limit your use of the exchange privilege.

OTHER CLIENT SERVICES

Automatic Account Builder

When making your initial investment in a Fund, you may choose to participate in a Fund’s Automatic Account Builder Program by completing the appropriate section of the New Account Application.  Under the program, monthly or bi-monthly each Fund’s transfer agent will electronically debit your checking or savings account at the financial institution identified on the account application for the amount of your purchase.  Your bank must be a member of the Automated Clearing House (ACH). There is no charge by the Trust for this service.  Your financial institution, however, may charge for debiting your account.  It may take one to three business days to receive funds.  You can change the amount or discontinue your participation in the program by phone or by written notice to a Fund at least seven (7) business days prior to the next automatic investment date.  For Class I Shares, the minimum contribution to participate in the Automatic Account Builder Program is $1,000, which may be waived at the discretion of the Adviser.

Direct Deposit

Investments of $100 or more may be directly deposited into your account.  If you wish to have a financial institution electronically transfer funds into your account, you should contact each Fund for information on this service by calling [•].  There is no charge for this service, although the financial institution debiting your account may charge a fee for this service.

Systematic Withdrawal Program

This program allows you to automatically sell your shares and receive regular distributions of $100 or more from your account. You must either own or purchase shares having a value of at least $10,000 and advise a Fund in writing of the amount to be distributed and the desired frequency, i.e., monthly, quarterly or annually. This option may be selected by completing the appropriate section of the New Account Application. You should realize that if withdrawals exceed income dividends, the invested principal may be depleted. If the systematic withdrawal amount exceeds the account balance, the withdrawal will be processed for the remaining account balance and the account will be closed.  You may make additional investments to the account and may change or stop the systematic withdrawal program at any time. There is no charge for this program.

Sub-accounting for Institutional Investors

The Fund’s optional sub-accounting system offers a separate shareholder account for each participant and a master account record for the institution. Share activity is thus recorded and statements prepared for both individual sub-accounts and for the master account. For more information about this system, please contact the Trust at [INSERT TELEPHONE NUMBER].

Low account balances.

If your Fund account is valued at less than $100, other than as a result solely of depreciation in share value, each Fund may request that your financial intermediary close your account.  Each Fund reserves the right to make such a request annually; however, certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries.  You may receive written notice from your intermediary or from the Trust to increase your account balance to the required minimum to avoid having your account closed.  You may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum.  Please note that you may incur a tax liability as a result of a redemption upon closure of your account.

Each Fund reserves the right to change the amount of these minimums or maximums from time to time or to waive them in whole or in part.

Section 4General Information

Distributions

The Miller/Howard Income-Equity Fund intends to make regular quarterly distributions to shareholders.  The Miller/Howard Drill Bit to Burner Tip® Fund intends to make annual distributions to shareholders.  Various factors will affect the levels of cash each Fund receives from its investments, as well as the amounts of income and return of capital (in the case of the Funds’ respective investments in MLPs) represented by such cash.  In the case of the Income-Equity Fund, to permit the Fund to maintain more stable quarterly distributions, it may distribute less or more than the entire amount of cash it receives from its investments in a particular period.  Any undistributed cash would be available to supplement future distributions and until distributed would add to the Income-Equity Fund’s NAV.  Correspondingly, once distributed, such amounts will be deducted from the Income-Equity Fund’s NAV.

In order to maximize tax efficiency of each Fund, the Internal Revenue Code requires each Fund to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually.  Each Fund’s income from certain dividends, interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends.  Certain dividend income may be reported to shareholders as “qualified dividend income,” which is generally subject to reduced rates of taxation.  Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long shares of each Fund have been held.  It is not possible to predict how much of our net investment income will be included in the distributions that are made to shareholders.  Distributions are made at the class level, so they may vary from class to class within each Fund.

Distribution Schedule

For the Miller/Howard Income-Equity Fund, dividends from net investment income and distributions of capital gain will generally be declared and distributed in March, June, September and December, although the Fund reserves its right to make distributions at other times.  Distributions of capital gains are normally declared in December and paid in January.  The date you receive your distribution may vary depending on how your intermediary processes trades.  Please consult your intermediary for details.

For the Miller/Howard Drill Bit to Burner Tip® Fund, dividends from net investment income and distributions of capital gain will normally declared and distributed in [INSERT MONTH].

How Distributions Affect the Funds’ NAV

Distributions are paid to shareholders as of the record date of a distribution of each Fund, regardless of how long the shares have been held.  Dividends and net capital gain that have not yet been distributed are included in each Fund’s daily NAV.  The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations.  For example, assume that on December 31, a Fund declared a dividend in the amount of $0.25 per share.  If the Fund’s share price was $10.00 on December 30, the Fund’s share price on December 31 would be $9.75, barring market fluctuations.  You should be aware that distributions from a taxable mutual fund do not increase the value of your investment and may create income tax obligations.

Taxes

As with any investment, you should consider the tax consequences of investing in each Fund.  Any tax liabilities generated by your transactions are your responsibility and not each Fund’s or the intermediaries’.  The following discussion does not apply to qualified tax-deferred accounts or other non-taxable entities, nor is it a complete analysis of the federal income tax implications of investing in a Fund.  You should consult your tax adviser if you have any questions.  Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

Non-U.S. Income Tax Considerations

Investment income that each Fund receives from its non-U.S. investments may be subject to non-U.S. income taxes, which generally will reduce each Fund’s distributions.  However, the United States has entered into tax treaties with many non-U.S. countries that may entitle you to certain tax benefits.

Taxes and Tax Reporting

Each Fund will make distributions that may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gain (which may be taxable at different rates, depending on the length of time each Fund holds its assets).  Dividends from each Fund’s long-term capital gain are generally taxable as capital gain, while dividends from short-term capital gain and net investment income are generally taxable as ordinary income.  However, certain ordinary income distributions received from each Fund that are determined to be qualified dividend income may be taxed at tax rates equal to those applicable to long-term capital gain.  The tax you pay on a given capital gain distribution depends generally on how long each Fund has held the portfolio securities it sold.  It does not depend on how long you have owned your Fund shares.  Dividends generally do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year.  If you hold your investment at the firm where you purchased your Fund shares, you will receive the statement from that firm.  If you hold your shares directly with a Fund, the Fund’s transfer agent will send you the statement on the Fund’s behalf.  The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash.  The sale of shares in your account may produce a gain or loss and is a taxable event.  For tax purposes, an exchange of shares between funds is generally the same as a sale.

Please note that if you do not provide the Funds’ with your correct Social Security number or employer identification number, federal law requires the Funds to withhold federal income tax from your distributions and redemption proceeds at the then current rate.

Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

Buying or Selling Shares Close to a Record Date

Buying Fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.”  The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Foreign Tax Credit

A regulated investment company more than 50% of the value of whose assets consists of stock or securities in non-U.S. corporations at the close of the taxable year may, for such taxable year, pass the regulated investment company’s foreign tax credits through to its investors.

Payments to Financial Intermediaries

From its own assets, the Funds or its affiliates may pay selected brokerage firms or other financial intermediaries that sell shares of the Trust for distribution, marketing, promotional or related services.

Such payments may be based on gross sales, assets under management or transactional charges, or on a combination of these factors.  The amount of these payments is determined from time to time by the Trust, may be substantial and may differ for different financial intermediaries.  Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares.

Payments based on transactional charges may include the payment or reimbursement of all or a portion of “ticket charges.”  Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions or exchanges.  The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of the Trust over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge.  The Trust and its affiliates consider a number of factors in making payments to financial intermediaries, including the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness of the intermediary to cooperate with the Trust’s marketing efforts, access to sales personnel and the anticipated profitability of sales through the institutional relationship.  These factors may change from time to time.

In addition, for all shares, the Funds or its affiliates may pay fees, from their own assets, to brokerage firms, banks, financial advisors, retirement plan service providers and other financial intermediaries for providing other marketing or distribution-related services.  The Funds or an affiliate may also pay fees, from their own assets, for recordkeeping, sub-accounting, transaction processing and other shareholder or administrative services (including payments for processing transactions via the NSCC or other means) in connection with investments in the Funds.  These fees are in addition to any fees that may be paid by the Funds for these types of services or other services.

The Funds or its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting or business building programs for such intermediaries to raise awareness of the Fund.  Such payments may be in addition to, or in lieu of, sales-based, asset-based and transaction-based payments.  These payments are intended to promote the sales of the Funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings and training efforts about the Funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services and maintain the necessary infrastructure to make the Funds available to their customers.

The receipt of (or prospect of receiving) sales-, asset- and/or transaction-based payments or reimbursements and other forms of compensation described above may provide a financial intermediary and its salespersons with an incentive to favor sales of the Funds’ shares over sales of other mutual funds (or non-mutual fund investments) or to favor sales of one class of Fund shares over sales of another of Fund share class.  The receipt of these payments may cause certain financial intermediaries to elevate the prominence of the Funds within such financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds and/or the provision of preferential or enhanced opportunities to promote the Funds in various ways within such financial intermediary’s organization.

The payment arrangements described above will not change the price an investor pays for share nor the amount that each Fund receives to invest on behalf of the investor.  You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell shares of each Fund and when considering which share class of a Fund is most appropriate for you.  Please contact your financial intermediary or plan sponsor for details on such arrangements.

Availability of Portfolio Holdings Information

The Disclosure of Portfolio Holdings Policies and Procedures adopted by the Trust and all mutual funds managed within the Trust are designed to be in the best interests of each Fund’s shareholders and to protect the confidentiality of each Fund’s portfolio holdings.  The following describes policies and procedures with respect to the disclosure of portfolio holdings.

•
Full Holdings: Each Fund generally makes available full portfolio holdings or issuer information on each Fund’s website monthly with an approximately 30-day lag.  Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to each Fund’s shareholders.  These reports (i) are available on the SEC’s website at www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling the Trust at [INSERT TELEPHONE NUMBER].

•	Top 10 Holdings: Each Fund’s top 10 portfolio holdings or issuer information is available monthly on the Fund’s website with a 15-day lag.

•	Other Information: Each Fund provides other portfolio information monthly on the Fund’s website with a 15-day lag.

Frequent Trading

Frequent Trading Policies and Procedures

The Board has adopted policies and procedures with respect to short-term and frequent trading of Fund shares (“frequent trading”).  Each Fund is intended exclusively for long-term investment and will take reasonable steps to attempt to detect and deter short-term and frequent trading.  Transactions placed in violation of each Fund’s exchange limits or frequent trading policies may be cancelled or revoked by each Fund by the next business day following receipt by the Fund.  In enforcing these policies and procedures, the trading history of accounts determined to be under common ownership or control by the Trust may be considered.  As described below, however, each Fund may not be able to identify all instances of frequent trading or completely eliminate the possibility of frequent trading.

In particular, it may be difficult to identify frequent trading in certain omnibus accounts and other accounts traded through intermediaries.  By their nature, omnibus accounts, in which purchases and redemptions of each Fund’s shares by multiple investors are aggregated by the intermediary and presented to each Fund on a net basis, may effectively conceal the identity of individual investors and their transactions from each Fund and its agents.  This makes the elimination of frequent trading in the accounts impractical without the assistance of the intermediary.

Among other safeguards, each Fund attempts to deter frequent trading through the following methods:

•	exchange limitations as described under “Exchanges”;

•	trade monitoring;

•	fair valuation of securities as described under “Pricing of Fund Shares”; and

•	redemption fees as described under “Redemption Fee”

Generally, a purchase and redemption of shares from each Fund within 30 days (a “round-trip”) may result in enforcement of each Fund’s frequent trading policies and procedures with respect to future purchase orders, provided that each Fund reserves the right to reject any purchase request as explained above.

Each Fund constantly monitors for patterns of shareholder frequent trading.  Any investor who makes more than one round-trip in the Fund over a 60-day period may be subject to suspension or termination of such investor’s exchange privileges.  Each Fund may also bar future purchases into the Trust by such investor.

The Trustees may approve from time to time a redemption fee to be imposed by any Fund in the Trust, subject to 60 days’ notice to shareholders of the Fund.

Omnibus transactions placed through a financial intermediary for numerous investors may cause such investors to be treated as a group for purposes of each Fund’s frequent trading policies and procedures and may be rejected in whole or in part by each Fund.  Each Fund, however, cannot always identify or reasonably detect frequent trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts.  Because certain intermediaries transmit purchase, exchange and redemption orders to each Fund as a net aggregation of numerous investor orders, each Fund may have difficulty curtailing such activity.  Transactions accepted by a financial intermediary in violation of each Fund’s frequent trading policies may be cancelled or revoked by each Fund by the next business day following receipt by a Fund.

In an attempt to detect and deter frequent trading in omnibus accounts, each Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries.  Such restrictions may include, but are not limited to: requiring that trades be placed by U.S. mail; prohibiting future purchases by investors who have recently redeemed Fund shares; requiring intermediaries to report information about customers who purchase and redeem large amounts; and other similar restrictions.

Each Fund’s ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.  Certain transactions in Fund shares, such as periodic rebalancing through intermediaries (no more frequently than every 60 days) or those which are made pursuant to systematic purchase, exchange or redemption programs generally do not raise frequent trading concerns and normally do not require application of each Fund’s methods to detect and deter frequent trading.

Each Fund also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Fund.  For example, each Fund may refuse a purchase order if a Fund’s portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

Each Fund’s policies and procedures regarding frequent trading may be modified at any time by the Fund’s Board.  For more information about the Fund’s Frequent Trading Policy and its enforcement, see “Frequent Trading” in the Statement of Additional Information.

Frequent Trading Risks

Frequent trading may present risks to each Fund’s long-term shareholders and investment objectives.  Frequent trading into and out of each Fund may disrupt portfolio investment strategies, may create taxable gains to remaining Fund shareholders and may increase Fund expenses, all of which may negatively impact investment returns for all remaining shareholders.

The Funds that invest in non-U.S. securities may be at a greater risk for frequent trading.  Investors may attempt to take advantage of anticipated price movements in securities held by each Fund based on events occurring after the close of a non-U.S. market that may not be reflected in the Fund’s NAV (referred to as “price arbitrage”).  Such arbitrage opportunities may also arise in the funds that do not invest in non-U.S. securities, for example, when trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV (referred to as “stale pricing”).  Funds that hold thinly traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques.  To the extent that each Fund’s valuation of a security differs from the security’s market value, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders.  Although each Fund has adopted fair valuation policies and procedures intended to reduce the Fund’s exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Although each Fund takes steps to detect and deter frequent trading pursuant to the policies and procedures described in this Prospectus and approved by the Board, there is no assurance that these policies and procedures will be effective in limiting frequent trading in all circumstances. For example, each Fund may be unable to completely eliminate the possibility of frequent trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from each Fund and its agents. This makes each Fund’s identification of frequent trading transactions in the Fund through an omnibus account difficult and makes the elimination of frequent trading in the account impractical without the assistance of the intermediary. Although each Fund encourages intermediaries to take necessary actions to detect and deter frequent trading, some intermediaries may be unable or unwilling to do so, and accordingly, each Fund cannot eliminate completely the possibility of frequent trading.  Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their financial intermediary with respect to frequent trading in each Fund.

Shareholder Communications

Your financial intermediary or plan sponsor (or the Funds’ transfer agent, if you hold shares directly with a Fund) is responsible for sending you periodic statements of all transactions, along with trade confirmations and tax reporting, as required by applicable law.

Your financial intermediary or plan sponsor (or the Funds’ transfer agent, if you hold shares directly with a Fund) is responsible for providing annual and semiannual reports, including the financial statements of the respective Fund that you have authorized for investment.  These reports show the Fund’s investments and the market value of such investments, as well as other information about the Fund and its operations.  Please contact your financial intermediary or plan sponsor (or the Trust, if you hold shares directly with a Fund) to obtain these reports.  Each Fund’s fiscal year ends on [•].

Section 5	Financial Highlights

Because the Funds are new, there is no financial or performance information included in this prospectus for the Funds. Once the information becomes available, you may request a copy of this information by calling the Trust at [INSERT TELEPHONE NUMBER] between the hours of 8:30 a.m. and 6:00 p.m. (Eastern Time) on days the Funds are open for business.

ADDITIONAL INFORMATION

You will find more information about the Funds in the following documents:

Annual and Semi-annual Reports:  Our annual and semi-annual reports will list the holdings in the Funds, describe the Funds’ performance, include financial statements for the Funds’, and discuss the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (“SAI”):  The Statement of Additional Information contains additional and more detailed information about the Funds.  The SAI is incorporated by reference into (and is thus a part of) this Prospectus.

In addition to requesting these documents from your financial representative, there are three additional methods to get a copy of these documents:

1.	Call or write for one, and a copy will be sent without charge.

Miller/Howard Funds Trust
[ADDRESS]
[TELEPHONE NUMBER]

2.
Write to the Public Reference Room of the Securities and Exchange Commission (“SEC”) and ask them to mail you a copy.  Or, you may e-mail your request to publicinfo@sec.gov.  The SEC may charge a copying fee for this service.  You can also go to the Public Reference Room and copy the documents while you are there.  Call the SEC at (202) 551-8090 for room hours and operation.  The SEC is located at 100 F Street NE, Washington, D.C. 20549-1520.

3.	Go to the SEC’s website (www.sec.gov) and download a free text-only version.

If you are a current Fund shareholder and would like information about your account, account transactions, or account statements, please call us at [INSERT TELEPHONE NUMBER].

If you purchased your shares through a financial intermediary, you may contact that intermediary for more information.
The Trust’s Investment Company Act File number is [•].

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated November 2, 2015

Statement of Additional Information

_____________________, 2015

Miller/Howard Income-Equity Fund
Ticker: Class I –  ______, Adviser Class – ______

Miller/Howard Drill Bit to Burner Tip® Fund
Ticker: Class I –  ______, Adviser Class – ______

Each a series of the
Miller/Howard Funds Trust

The Miller/Howard Income-Equity Fund (the “Income-Equity Fund”) and the Miller/Howard Drill Bit to Burner Tip® Fund (the “Drill Bit Fund” and each of the Income-Equity Fund and the Drill Bit Fund a “Fund” and together the “Funds”) is a series of the Miller/Howard Funds Trust, which is a diversified, open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) as required by the Investment Company Act of 1940, as amended (the “1940 Act”).

This Statement of Additional Information (“SAI”) is not a prospectus.  This SAI expands upon and should be read in conjunction with the prospectus for the Funds dated November 2, 2015, as may be amended from time to time, and which incorporates this SAI by reference in its entirety (the “Prospectus”).  Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein.  Capitalized terms used but  not defined in the SAI have the same meanings as in the Prospectus.

Copies of the Prospectus may be obtained without charge from the Funds’ website at mhinvest.com or by calling [INSERT TELEPHONE NUMBER].

Table of Contents
Page

Fund History	1

Investment Restrictions	1

Investment Strategies and Risks	4

Management	54

Control Persons and Principal Shareholders	59

Investment Adviser	60

Administrator	64

Portfolio Transactions	64

Net Asset Value	66

Purchases	67

Distribution Plans	68

Redemptions	69

Tax Matters	70

Frequent Trading	74

Disclosure of Portfolio Holdings	77

Other Service Providers of the Funds	78

General Trust Information	78

Fund History

The Miller/Howard Funds Trust (the “Trust”) was organized on [•] as a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust consists of two diversified series, the Miller/Howard Income-Equity Fund (the “Income-Equity Fund”) and the Miller/Howard Drill Bit to Burner Tip® Fund (the “Drill Bit Fund”).  Each series of the Trust is a separate investment portfolio and may be referred to herein individually as a “Fund,” or together as the “Funds.”  The Funds have retained MHI Funds, LLC (“MHI LLC” or the “Adviser”) to serve as their investment adviser.  The Adviser is responsible for the day-to-day management of the Funds’ portfolio of securities.

Investment Restrictions

The investment objectives and certain fundamental investment policies of the Funds are described in the Prospectus for the Funds.  The Funds have also adopted the following investment limitations.  The investment objectives, fundamental investment policies, investment restrictions and certain other policies specifically identified in the Prospectus cannot be changed without approval by holders of a majority of each Fund’s outstanding voting shares.  As defined in the Investment Company Act of 1940, as amended (the “1940 Act”), a “majority” for this purpose means the lesser of (i) 67% or more of each Fund’s shares present at a meeting, if the holders of more than 50% of such Fund’s shares are present or represented by proxy, or (ii) more than 50% of the applicable Fund’s outstanding shares.  Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

As a matter of fundamental policy, each of the Funds may not, without the approval of the holders of a majority of the applicable Fund’s outstanding voting shares:

(1)
Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus;

(2)
Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling non-U.S. currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments);

(3)
Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Fund may be deemed an underwriter under federal securities law;

(4)
Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with the Fund’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities;

(5)	Issue senior securities except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff;

(6)
Borrow money (including, without limitation, borrowing to meet redemptions), except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral.  For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing;

(7)
Invest more than 5% of a Fund’s total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Fund’s total assets; and

(8)
with respect to the Income-Equity Fund only, invest 25% or more of its total assets in the securities of companies primarily engaged in any one industry provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities; and (ii) tax-exempt securities issued by municipalities and their agencies and authorities are not deemed to be industries.

The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

For purposes of applying investment restriction (5) above, under the 1940 Act as currently in effect, each Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of the such Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets).  In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.  The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law.  As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

For the purpose of investment restrictions (7) and (8), each Fund will consider all relevant factors in determining who is the issuer of the security, including:  the credit quality of the issuer, the amount and quality of the collateral, the terms of the loan agreement and other relevant agreements (including inter-creditor agreements), the degree to which the credit of such interpositioned person was deemed material to the decision to purchase the security, the interest rate environment, and general economic conditions applicable to the issuer and such interpositioned person.  For the Income-Equity Fund, the electric, gas, water and telephone utility industries, commercial banks, thrift institutions and finance companies will be treated as separate industries for the purpose of this restriction.

No Fund may invest more than 15% of its net assets in illiquid securities (taken at market value), including time deposits and repurchase agreements that mature in more than seven days. This is a non-fundamental investment restriction and applies to each Fund (except where noted otherwise) and may be changed with respect to the Fund by a vote of a majority of the Trust’s Board of Trustees (the “Board” or “Board of Trustees”).

The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities.  Therefore, the Fund has adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of any such transaction, the sum of the market value of OTC options currently outstanding that are held by the Fund, the market value of the underlying securities covered by OTC call options currently outstanding that were sold by the Fund and margin deposits on a Fund’s existing OTC options on financial futures contracts would exceed 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund that are determined to be illiquid.  However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid only such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying securities minus the option’s strike price).  The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.”  This policy as to OTC options is not the fundamental policy of the Funds and may be amended by the Board of Trustees without the approval of the Funds’ shareholders.

Each Fund’s investments will be limited in order to allow the Fund to qualify as a “regulated investment company” for purposes of the Internal Revenue Code (the “Code”).  To qualify, among other requirements, each Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income).

Non-U.S. government securities (unlike U.S. government securities) are not exempt from the diversification requirements of the Code and the securities of each non-U.S. government issuer are considered to be obligations of a single issuer.  These tax-related limitations may be changed by the Trustees of the Funds to the extent necessary to comply with changes to the Federal tax requirements.  The Funds are “diversified” under the 1940 Act and must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.  Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectus with respect to the Funds, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees.

Investment Strategies and Risks

In addition to the discussion of investment strategies and risks that appears in the Prospectus, each Fund may (but is not obligated to do so) also implement the following strategies.

144A Securities

Each Fund may purchase securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”).  The Trustees have determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Trustees.  The Trustees have adopted guidelines and delegated to the Adviser the responsibility for determining and monitoring the liquidity of 144A securities.  The Trustees, however, will retain sufficient oversight and ultimate responsibility for such determinations.  Since it is not possible to predict with assurance exactly how the market for securities sold and offered under Rule 144A will continue to develop, the Trustees will carefully monitor each Fund’s investments in these securities.  This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that and during any period when qualified institutional buyers are uninterested in purchasing these securities.

Cash Management

A portion of each Fund’s assets may be invested in certain types of instruments with remaining maturities of 397 days or less for liquidity purposes.  Such instruments would consist of:  (i) obligations of the U.S. government, its agencies, instrumentalities, authorities or political subdivisions (“U.S. Government Securities”); (ii) other fixed-income securities rated Aa or higher by Moody’s or AA or higher by S&P or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements.  At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated Aa or higher by Moody’s or AA or higher by S&P or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser.

Commercial Paper

Commercial paper purchasable by each Fund includes “Section 4(a)(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act.  Section 4(a)(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Funds through or with the assistance of investment dealers who make a market in the Section 4(a)(2) paper, thereby providing liquidity.  Certain transactions in Section 4(a)(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act.  Each Fund can purchase commercial paper rated (at the time of purchase) “A-1” by S&P or “Prime-1” by Moody’s or when deemed advisable by the Adviser or, “high quality” issues rated “A-2”, “Prime-2” or “F-2” by S&P, Moody’s or Fitch, respectively.

Convertible Securities

Each Fund has no predetermined limit on the extent to which it may invest in convertible securities, although each Fund does not currently intend for convertible securities to be a primary focus of its investment program.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities.  The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.  Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities.  Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

The characteristics of convertible securities make them potentially attractive investments for an investment company seeking a high total return from capital appreciation and investment income.  These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed income nature.  As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

In analyzing convertible securities, the Adviser will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.

Convertible securities are issued and traded in a number of securities markets.  Even in cases where a substantial portion of the convertible securities held by a Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled.  As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.  With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued, which may increase the effects of currency risk.  As described below, each Fund is authorized to enter into non-U.S. currency hedging transactions in which it may seek to reduce the effect of exchange rate fluctuations.

Apart from currency considerations, the value of convertible securities is influenced by both the yield on nonconvertible securities of comparable issuers and by the value of the underlying common stock.  The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate.  At the same time, however, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted.  Conversion value fluctuates directly with the price of the underlying common stock.  If the conversion value of a convertible security is substantially below its investment value, the price of the convertible security is governed principally by its investment value.  To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value.  A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security.  The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer.  A convertible security may be subject to redemption at the option of the issuer at a price established in a charter provision, indenture or other governing instrument pursuant to which the convertible security was issued.  If a convertible security held by a Fund is called for redemption, a Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party.  Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

Contingent Convertible Securities.  Certain preferred and debt securities may include loss absorption characteristics that make the securities more equity like.  This is particularly true in the financial services sector.  While loss absorption language is relatively rare in the preferred and debt markets today, it may become more prevalent.  One preferred or debt structure with loss absorption characteristics is the contingent convertible security (sometimes referred to as a “CoCo”).  These securities provide for mandatory conversion into common stock of the issuer under certain circumstances.  The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the capital minimum described in the security, the company’s regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support.  Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy.  In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date.  In another version of a security with loss absorption characteristics, the liquidation value of the security may be adjusted downward to below the original par value under certain circumstances similar to those which would trigger a CoCo.  The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company.

Debt Securities

Debt securities, such as bonds, involve credit risk.  This is the risk that the issuer will not make timely payments of, or will be unable to pay, principal and interest.  The degree of credit risk depends on the issuer’s financial condition and on the terms of the debt securities.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.  Credit risk is reduced to the extent the Fund limits its debt investments to U.S. Government Securities.  All debt securities, however, are subject to interest rate risk.  This is the risk that the value of the security may fall when interest rates rise.  If interest rates move sharply in a manner not anticipated by Fund management, the Funds’ investments in debt securities could be adversely affected and the Funds could lose money.  Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than securities with shorter maturities.  In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than will the market price of shorter-term debt securities.  The Funds are not restricted to any maximum or minimum time to maturity in purchasing individual portfolio securities, and the average maturity of the Funds’ assets will vary.

During periods of rising interest rates, the average life of certain debt securities is extended because of slower than expected principal payments.  This may lock in a below-market interest rate and extend the duration of these debt securities, especially mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, these securities may exhibit additional volatility and lose value.  This is known as extension risk.

Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable, or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small non-U.S. corporation from an emerging market country that has not been rated by a Nationally Recognized Statistical Rating Organization may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.  Corporate debt securities carry credit risk, interest rate risk and prepayment risk.

Depositary Receipts (ADRs, EDRs and GDRs)

Each Fund may invest in the securities of non-U.S. issuers in the form of Depositary Receipts or other securities convertible into securities of non-U.S. issuers.  Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.  Each Fund may invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments.  ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation.  EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities.  GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis.  Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities.  As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.  Depositary Receipts are generally subject to the same risks as the non-U.S. securities that they evidence or into which they may be converted.  Investments in ADRs, EDRs and GDRs present additional investment considerations as described under “Non-U.S. Investments.”

Derivatives

Each Fund may use instruments referred to as derivative securities.  Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate).  Derivatives allow the Funds to increase or decrease the level of risk to which each Fund is exposed more quickly and efficiently than transactions in other types of instruments.  Each Fund may use derivatives for hedging purposes.  Each Fund may also use derivatives for speculative purposes to seek to enhance returns.  The use of a derivative is speculative if each Fund is primarily seeking to achieve gains, rather than offset the risk of other positions.  When a Fund invests in a derivative for speculative purposes, a Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.  A Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Hedging.  Hedging is a strategy in which a derivative is used to offset the risks associated with other Fund holdings.  Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements.  While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge.  Hedging also involves correlation risk, i.e., the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased.  The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to hedge effectively its portfolio.  There is also a risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom a Fund has an open position in an option, a futures contract or a related option.  There can be no assurance that a Fund’s hedging strategies will be effective.  The Funds are not required to engage in hedging transactions and the Funds may choose not to do so.

The Funds may use derivative instruments and trading strategies, including the following:

Indexed and Inverse Securities.  Each Fund may invest in securities the potential return of which is based on an index or interest rate.  As an illustration, each Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate.  Each Fund may also invest in a debt security that returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices.  In addition, each Fund may invest in securities the potential return of which is based inversely on the change in an index or interest rate (that is, a security the value of which will move in the opposite direction of changes to an index or interest rate).  For example, a Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases.

If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant interest rate, index or indices.  Indexed and inverse securities involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk and currency risk.  When used for hedging purposes, indexed and inverse securities involve correlation risk.  Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Swap Agreements.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index.

Each Fund will enter into an equity swap transaction only if, immediately following the time the Fund enters into the transaction, the aggregate notional principal amount of equity swap transactions to which the Fund is a party would not exceed 5% of the Fund’s net assets.

Whether each Fund’s use of swap agreements or options on swap agreements (“swaptions”) will be successful in furthering its investment objectives will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Each Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.  If there is a default by the other party to such a transaction, each Fund will have contractual remedies pursuant to the agreements related to the transaction.  Swap agreements are also subject to the risk that the Fund will not be able to meet its obligations to the counterparty.  Each Fund, however, will deposit in a segregated account, liquid assets permitted to be so segregated by the SEC in an amount equal to or greater than the market value of the liabilities under the swap agreement or the amount it would cost a Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid.  The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements, if any, or to realize amounts to be received under such agreements.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the Commodity Futures Trading Commission (“CFTC”) and the SEC recently defined as “swaps,” including non-deliverable foreign exchange forwards, OTC foreign exchange options, and swaptions. Mandatory exchange-trading and clearing will take place on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The Adviser will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap contracts.

Credit Derivatives.  Each Fund may enter into credit derivative transactions, either to hedge credit exposure or to gain exposure to an issuer or group of issuers more economically than can be achieved by investing directly in preferred or debt securities.  Credit derivatives fall into two broad categories: credit default swaps and market spread swaps, both of which can reference either a single issuer or obligor or a portfolio of preferred and/or debt securities.  See “Additional Considerations for Interest Rate Swaps, Swaptions and Credit Derivatives” below.

Credit Default Swap Agreements and Similar Instruments.  Each Fund may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities.  The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by a Fund.  The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred.  If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled.  Each Fund may be either the buyer or seller in the transaction.  If a Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date.  However, if a credit event occurs, a Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.  As a seller, a Fund generally receives an up-front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event.  If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Credit default swaps and similar instruments involve greater risks than if a Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk.  Each Fund will enter into credit default swap agreements and similar instruments only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Adviser to be equivalent to such rating.  A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date.  If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to a Fund.  When a Fund acts as a seller of a credit default swap or a similar instrument, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Credit Linked Securities.  Among the income producing securities in which each Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets.  For instance, each Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security.  However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests.  For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based.  If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation.  This, in turn, would reduce the amount of income and principal that a Fund would receive.  Each Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk.  It is also expected that the securities will be exempt from registration under the Securities Act.  Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Market Spread Swap.  In a market spread swap, two counterparties agree to exchange payments at future dates based on the spread between a reference security (or index) and a benchmark security (or index).  The buyer (fixed-spread payer) would receive from the seller (fixed-spread receiver) the difference between the market rate and the reference rate at each payment date, if the market rate were above the reference rate.  If the market rate were below the reference rate, then the buyer would pay to the seller the difference between the reference rate and the market rate.  Market spread options, which are analogous to swaptions, give the buyer the right but not the obligation to buy (in the case of a call) or sell (in the case of a put) the referenced market spread at a fixed price from the seller.  Similarly, the seller of a market spread option has the obligation to sell (in the case of a call) or buy (in the case of a put) the referenced market spread at a fixed price from the buyer.  Credit derivatives are highly specialized investments and are not traded on or regulated by any securities exchange or regulated by the CFTC or the SEC.

Interest Rate Swaps.  Each Fund may enter into interest rate swap agreements.  Each Fund will enter into such transactions for hedging some or all of its interest rate exposure in its holdings of preferred securities and debt securities.  Interest rate swap agreements are highly specialized investments and are not traded on or regulated by any securities exchange.

An interest rate swap is an agreement between two parties where one party agrees to pay a contractually stated fixed income stream, usually denoted as a fixed percentage of an underlying “notional” amount, in exchange for receiving a variable income stream, usually based on LIBOR, and denoted as a percentage of the underlying notional amount.  From the perspective of a fixed rate payer, if interest rates rise, the payer will expect a rising level of income since the payer is a receiver of floating rate income.  This would cause the value of the swap contract to rise in value, from the payer’s perspective, because the discounted present value of its obligatory payment stream is diminished at higher interest rates, all at the same time it is receiving higher income.  Alternatively, if interest rates fall, the reverse occurs and it simultaneously faces the prospects of both a diminished floating rate income stream and a higher discounted present value of his fixed rate payment obligation.  For purposes of completing the analysis, these value changes all work in reverse from the perspective of a fixed rate receiver.

Each Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

Additional Interest Rate Transactions and Swaptions.  Each Fund, to the extent permitted under applicable law, may also enter into forms of swap agreements including interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; and interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”.  Caps and floors are less liquid than swaps.

Each Fund may write (sell) and purchase put and call swaptions.  A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement, or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.  Each Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities.  The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their holdings, as a duration management technique or to protect against an increase in the price of securities a Fund anticipates purchasing at a later date.  They may also be used for speculation to increase returns.

In a pay-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a payer of fixed rate and receiver of variable rate, while the writer of the swaption has the obligation to enter into the other side of the interest rate swap.  In a received-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a receiver of fixed rate and a payer of variable rate, while the writer of the swaption has the obligation to enter into the opposite side of the interest rate swap.  A pay fixed swaption is analogous to a put option on Treasury securities in that it rises in value as interest rate swap yields rise.  A receive fixed swaption is analogous to a call option on Treasury securities in that it rises in value as interest rate swap yields decline.  As with other options on securities, indices, or futures contracts, the price of any swaption will reflect both an intrinsic value component, which may be zero, and a time premium component.

The intrinsic value component represents what the value of the swaption would be if it were immediately exercisable into the underlying interest rate swap.  The intrinsic value component measures the degree to which an option is in-the-money, if at all.  The time premium represents the difference between the actual price of the swaption and the intrinsic value.

It is customary market practice for swaptions to be “cash settled” rather than an actual position in an interest rate swap being established at the time of swaption expiration.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption.  When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.  However, when a Fund writes a swaption, upon exercise of the option a Fund will become obligated according to the terms of the underlying agreement.

Each Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each interest rate or currency swap or swaption on a daily basis and the Adviser will designate liquid assets on its books and records in an amount having an aggregate net asset value at least equal to the accrued excess to the extent required by SEC guidelines.  If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive.

Additional Considerations for Interest Rate Swaps, Swaptions and Credit Derivatives.  The pricing and valuation terms of interest rate swaps, swaptions and credit derivatives are not standardized and there is no clearinghouse whereby a party to the agreement can enter into an offsetting position to close out a contract.  Interest rate swaps, swaptions, and credit derivatives are usually (1) between an institutional investor and a broker-dealer firm or bank or (2) between institutional investors.  In addition, substantially all swaps are entered into subject to the standards set forth by the International Swaps & Derivatives Association (“ISDA”).  ISDA represents participants in the privately negotiated derivatives industry.  It helps formulate the investment industry’s position on regulatory and legislative issues, develops international contractual standards, and offers arbitration on disputes concerning market practice.

The Adviser does not currently expect that Funds will be subject to the initial and subsequent mark-to-market collateral requirements that are standard among ISDA participants.  These requirements help insure that the party who is a net obligor at current market value has pledged for safekeeping, to the counterparty or its agent, sufficient collateral to cover any losses should the obligor become incapable, for whatever reason, of fulfilling its commitments under the swap or swaption agreements.  This is analogous, in many respects, to the collateral requirements in place on regular futures and options exchanges.  Each Fund will be responsible for monitoring the market value of all derivative transactions to insure that they are properly collateralized.

In the event the Funds invest in interest rate swaps, swaptions or other credit derivatives, they will institute procedures for valuing such interest rate swap, swaption, or credit derivative positions to which it is party.  Interest rate swaps, swaptions, and credit derivatives will be valued by the counterparty to the swap or swaption in question.  Such valuation will then be compared with the valuation provided by a broker-dealer or bank that is not a party to the contract.  In the event of material discrepancies, the Fund has procedures in place for valuing the swap or swaption, subject to the direction of the Board, which include reference to (1) third-party information services, such as Bloomberg, and (2) comparison with the Adviser’s valuation models.

The use of interest rate swaps, swaptions and credit derivatives are subject to risks and complexities beyond what might be encountered in standardized, exchange traded options and futures contracts.  Such risks include operational risks, valuation risks, credit risks, and/or counterparty risk (i.e., the risk that the counterparty cannot or will not perform its obligations under the agreement).  In addition, at the time the interest rate swap, swaption, or credit derivative reaches its scheduled termination date, there is a risk that a Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as a Fund.

While the Funds may utilize interest rate swaps, swaptions, and credit derivatives for hedging purposes or to enhance total return, their use might result in poorer overall performance for the Funds than if it had not engaged in any such transactions.  If, for example, the Funds had insufficient cash, they might have to sell or pledge a portion of their underlying portfolio of securities in order to meet daily mark-to-market collateralization requirements at a time when it might be disadvantageous to do so.  There may be an imperfect correlation between a Fund’s portfolio holdings and swaps, swaptions, or credit derivatives entered into by a Fund, which may prevent a Fund from achieving the intended hedge or expose a Fund to risk of loss.  Further, a Fund’s use of swaps, swaptions, and credit derivatives to reduce risk involves costs and will be subject to the Adviser’s ability to predict correctly changes in interest rate relationships, volatility, credit quality or other factors.  No assurance can be given that the Adviser’s judgment in this respect will be correct.

Total Return Swap Agreements.  Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets.  Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market.  Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder.  Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty.  Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments).

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Options on Securities and Securities Indices.  Each Fund may engage in transactions in options on individual securities, baskets of securities or securities indices, or particular measurements of value or rates (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates.  Such investments may be made on exchanges and in the over-the-counter (“OTC”) markets.  In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation.  OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk.  OTC options also involve greater liquidity risk.  See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below.

A stock index fluctuates with changes in the market values of the stock included in the index.  Indexes may also be based on an industry or market segment.  Successful use by a Fund of options on stock indexes will be subject to the ability of the portfolio manager to correctly predict movements in the direction of the stock market.  In addition, a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indexes, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund.  Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect.  Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indexes.  It is also possible that there may be a negative correlation between the index and a Fund’s securities which would result in a loss on both such securities and the options on stock indexes acquired by a Fund.

The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Call Options.  Each Fund may purchase call options on any of the types of securities or instruments in which it may invest.  A purchased call option gives a Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period.  Each Fund also may purchase and sell call options on indices.  Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.

Each Fund also is authorized to write (i.e., sell) covered call options on the securities or instruments in which it may invest and to enter into closing purchase transactions with respect to certain of such options.  A covered call option is an option in which a Fund, in return for a premium, gives another party a right to buy specified securities owned by a Fund at a specified future date and price set at the time of the contract.  The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone.  By writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.  In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless a Fund enters into a closing purchase transaction.  A closing purchase transaction cancels out a Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written.  Covered call options also serve as a partial hedge to the extent of the premium received against the price of the underlying security declining.

A call option written by a Fund on a security is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by a Fund.

Covered call risk is the risk that a Fund, as a writer of a covered call option, does not generate increased income from the asset.  There are several additional risks associated with transactions in covered call options on securities used in connection with a Fund’s option strategy.  A decision as to whether, when and how to use covered call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Each Fund also is authorized to write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by a Fund.  The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments.  When writing uncovered call options, a Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised.  In addition, in connection with each such transaction a Fund will segregate unencumbered liquid securities or cash with a value at least equal to a Fund’s exposure (the difference between the unpaid amounts owed by a Fund on such transaction minus any collateral deposited with the broker-dealer), on a marked-to-market basis (as calculated pursuant to requirements of the SEC).  Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of a Fund’s portfolio.  Such segregation will not limit a Fund’s exposure to loss.  During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase a Fund’s income with minimal capital risk.

Uncovered calls are riskier than covered calls because there is no underlying security held by a Fund that can act as a partial hedge.  Uncovered calls have speculative characteristics and the potential for loss is unlimited.  When an uncovered call is exercised, a Fund must purchase the underlying security to meet its call obligation.  There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.  If the purchase price exceeds the exercise price, a Fund will lose the difference.

Put Options.  Each Fund is authorized to purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return.  By buying a put option, a Fund acquires a right to sell the underlying securities or instruments at the exercise price, thus limiting a Fund’s risk of loss through a decline in the market value of the securities or instruments until the put option expires.  The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs.  Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.  A closing sale transaction cancels out a Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased.  Each Fund also may purchase uncovered put options.

Each Fund also has authority to write (i.e., sell) put options on the types of securities or instruments that may be held by a Fund, provided that such put options are covered, meaning that such options are secured by segregated, liquid assets.  A Fund will receive a  premium for writing a put option, which increases a Fund’s return.  A Fund will not sell puts if, as a result, more than 50% of a Fund’s assets would be required to cover its potential obligations under its hedging and other investment transactions.

Each Fund is also authorized to write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which a Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option.  The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value.  A Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price.  If the price of the securities or instruments increases during the option period, the option will expire worthless and a Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.  In connection with such a transaction, a Fund will segregate unencumbered liquid assets with a value at least equal to a Fund’s exposure, on a marked-to-market basis (as calculated pursuant to requirements of the SEC).  Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will avoid any potential leveraging of a Fund’s portfolio.  Such segregation will not limit a Fund’s exposure to loss.

Risks Associated with Options.  There are several risks associated with transactions in options on securities and indexes.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by a national securities exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on a national securities exchange; the facilities of a national securities exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more national securities exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that national securities exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that national securities exchange would continue to be exercisable in accordance with their terms.  In addition, the hours of trading for options may not conform to the hours during which the underlying securities are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities.  If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  Options transactions may result in significantly higher transaction costs for a Fund.

Futures.  Each Fund may engage in transactions in futures and options on futures.  Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price.  No price is paid upon entering into a futures contract.  Rather, upon purchasing or selling a futures contract a Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value.  From time to time thereafter until the futures position is closed, a Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.  Futures involve substantial leverage risk.  Each Fund may only enter into futures contracts traded on regulated commodity exchanges.

The sale of a futures contract limits a Fund’s risk of loss from a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract’s expiration date.  In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when a Fund was attempting to identify specific securities in which to invest in a market a Fund believes to be attractive.  In the event that such securities decline in value or a Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, a Fund may realize a loss relating to the futures position.

Each Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices.  A stock index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period.  Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which a Fund entered into futures transactions.  A Fund may purchase put options or write call options on futures contracts and stock indices in lieu of selling the underlying futures contract in anticipation of a decrease in the market value of its securities.  Similarly, a Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which a Fund intends to purchase.

To maintain greater flexibility, a Fund may invest in instruments which have characteristics similar to futures contracts.  These instruments may take a variety of forms, such as debt securities with interest or principal payments determined by reference to the value of a security, an index of securities or a commodity at a future point in time.  The risks of such investments could reflect the risks of investing in futures and securities, including volatility and illiquidity.

Interest Rate and Stock Index Futures.  Each Fund may enter into interest rate and stock index futures contracts and may purchase and sell put and call options on such futures contracts for hedging and other appropriate risk-management purposes or to increase return, in accordance with the rules and regulations of the CFTC and the SEC.  An interest rate futures contract is a standardized contract for the future delivery of a specified security (such as a U.S. Treasury Bond or U.S. Treasury Note) or its equivalent at a future date at a price set at the time of the contract.  An option on an interest rate futures contract or stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser of the option the right, in return for the premium paid, to assume a position in a stock index futures contract or interest rate futures contract at a specified exercise price at any time on or before the expiration date of the option.  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.  The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs).  With respect to options purchased by a Fund, there are no daily cash payments made by a Fund to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

A Fund may either accept or make delivery of cash or the underlying instrument specified at the expiration of an interest rate futures contract or cash at the expiration of a stock index futures contract or, prior to expiration, enter into a closing transaction involving the purchase or sale of an offsetting contract.  Closing transactions with respect to futures contracts are effected on the exchange on which the contract was entered into (or a linked exchange).  There is no guarantee that such closing transactions can be effected at any particular time or at all.  In addition, daily limits on price fluctuations on exchanges on which the Fund conducts its futures and options transactions may prevent the prompt liquidation of positions at the optimal time, thus subjecting a Fund to the potential of greater losses.

Risks Associated with Futures and Options on Futures.  While each Fund may enter into futures contracts and options on futures contracts for hedging purposes, the use of futures contracts and options on futures contracts might result in a poorer overall performance for a Fund than if it had not engaged in any such transactions.  If, for example, a Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so.  Further, a Fund’s use of futures contracts and options on futures contracts to reduce risk involves costs and will be subject to the Adviser’s ability to predict correctly changes in interest rate relationships, the direction of securities prices, currency exchange rates or other factors.  No assurance can be given that the Adviser’s judgment in this respect will be correct.  Additional risks associated with the use of futures contracts and options include (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract or option, which may prevent a Fund from achieving the intended hedge or expose a Fund to risk of loss; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) the possibility that the counterparty will default in the performance of its obligations.

Asset Segregation.  Under regulations of the CFTC currently in effect, which may change from time to time, with respect to futures contracts to purchase securities or stock indices, call options on futures contracts purchased by a Fund and put options on futures contracts written by a Fund, a Fund will set aside in a segregated account liquid securities with a value at least equal to the value of instruments underlying such futures contracts less the amount of initial margin on deposit for such contracts.  The current view of the SEC staff is that a Fund’s long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or certain liquid assets held in a segregated account or “covered” in a manner similar to that described for covered options on securities.

Federal Income Tax Treatment of Futures Contracts and Options.  A Fund’s transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to a Fund and may defer Fund losses.

These rules could, therefore, affect the character, amount and timing of distributions to shareholders.  These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirement for avoiding excise taxes.

Non-U.S. Exchange Transactions.  Each Fund may engage in spot and forward non-U.S. exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or to seek to enhance returns.  Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by a Fund, sold by a Fund but not yet delivered, or committed or anticipated to be purchased by a Fund.  As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security.  In such circumstances, for example, a Fund may purchase a non-U.S. currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date.  To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option.  To offset, in whole or in part, the cost of acquiring such a put option, a Fund may also sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”).  By selling such a call option in this illustration, a Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar.  “Straddles” of the type that may be used by a Fund are considered to constitute hedging transactions.  A Fund will not attempt to hedge all of its non-U.S. portfolio positions.

Forward Non-U.S. Exchange Transactions.  Forward non-U.S. exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract.  Spot non-U.S. exchange transactions are similar but require current, rather than future, settlement. Each Fund may enter into non-U.S. exchange transactions for purposes of hedging either a specific transaction or a portfolio position or to seek to enhance returns.  Each Fund may enter into a non-U.S. exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution.  Each Fund may enter into a non-U.S. exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which a Fund anticipates acquiring a portfolio position in the near future.  A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.  A Fund may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities.  Proxy hedging is often used when the currency to which a Fund is exposed is difficult to hedge or to hedge against the dollar.  Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund’s securities are, or are expected to be, denominated, and to buy U.S. dollars.

Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments.  Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated.  In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaged in proxy hedging.  A Fund may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which a Fund has or in which a Fund expects to have portfolio exposure.  For example, a Fund may hold both Canadian government bonds and Japanese government bonds, and the Adviser may believe that Canadian dollars will deteriorate against Japanese yen.  This strategy would be a hedge against a decline in the value of Canadian dollars, although it would expose a Fund to declines in the value of the Japanese yen relative to the US dollar.  Forward non-U.S. exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.  A Fund may also hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”).  A Fund will only enter into a cross-hedge if the Adviser believes that (i) there is a demonstrably high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.

Some of the forward non-U.S. currency contracts that may be entered into by a Fund are classified as non-deliverable forwards (“NDF”).  NDFs are cash-settled, short-term forward contracts that may be thinly traded or are denominated in non-convertible non-U.S. currency, where the profit or loss at the time at the settlement date is calculated by taking the difference between the agreed upon exchange rate and the spot rate at the time of settlement, for an agreed upon notional amount of funds.  All NDFs have a fixing date and a settlement date.  The fixing date is the date at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated.  The settlement date is the date by which the payment of the difference is due to the party receiving payment.  NDFs are commonly quoted for time periods of one month up to two years, and are normally quoted and settled in U.S. dollars.  They are often used to gain exposure to and/or hedge exposure to non-U.S. currencies that are not internationally traded.

Currency Futures. Each Fund may also seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon.  Currency futures are similar to forward non-U.S. exchange transactions except that futures are standardized, exchange-traded contracts while forward non-U.S. exchange transactions are traded in the OTC market.  Currency futures involve substantial currency risk, and also involve leverage risk.

Currency Options.  Each Fund may also seek to enhance returns or hedge against the decline in the value of a currency through the use of currency options.  Currency options are similar to options on securities.  For example, in consideration for an option premium, the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency.

A Fund may engage in transactions in options on currencies either on exchanges or OTC markets.  A Fund may write covered call options on up to 100% of the currencies in its portfolio.  See “Types of Options” above and “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below.  Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

Currency Swaps.  In order to protect against currency fluctuations, a Fund may enter into currency swaps.  A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.  Currency swaps involve the exchange of the rights of a Fund and another party to make or receive payments in specified currencies.  Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency.  Because currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Limitations on Currency Transactions.  A Fund will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to purchase or anticipates purchasing, which are denominated in such currency.  Open positions in forward non-U.S. exchange transactions used for non-hedging purposes will be covered by the segregation of liquid assets and are marked to market daily.  A Fund’s exposure to futures or options on currencies will be covered as described below under “Risk Factors in Derivatives.”

Risk Factors in Hedging Non-U.S. Currency.  Hedging transactions involving Currency Instruments involve substantial risks, including correlation risk.  While a Fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value of a Fund’s shares will fluctuate.  Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that a Fund’s hedging strategies will be ineffective.  To the extent that a Fund hedges against anticipated currency movements that do not occur, a Fund may realize losses and decrease its total return as the result of its hedging transactions.  Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.

In connection with its trading in forward non-U.S. currency contracts, if any, a Fund will contract with a non-U.S. or domestic bank, or non-U.S. or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency.  There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts.  There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell.

Governmental imposition of credit controls might limit any such forward contract trading.  With respect to its trading of forward contracts, if any, a Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts.  Any such default would deprive a Fund of any profit potential or force a Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to a Fund.

It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that a Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective non-U.S. currency hedging.  The cost to a Fund of engaging in non-U.S. currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing.  Since transactions in non-U.S. currency exchange usually are conducted on a principal basis, no fees or commissions are involved.

Risks and Special Considerations Concerning Derivatives.  Derivatives are volatile and involve significant risks, including:

•
Correlation Risk.  Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged (or of a particular market or security to which a Fund seeks exposure).  When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments.  This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

•
Credit Risk.  Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty (or reference entity in a credit default swap or similar derivative) to comply with the terms of a derivative instrument and honor its financial obligations.  The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance.  For privately-negotiated instruments, there is no similar clearing agency guarantee.  In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund.

•	Currency Risk. Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•
Index Risk.  If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.  If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what a Fund paid.  Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•
Legal Risk.  Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative.  While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff.  Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

•
Leverage Risk.  Leverage risk is the risk that a Fund may be more volatile than if it had not been leveraged due to leverage’s tendency to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.  The use of leverage may also cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•
Liquidity Risk.  Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value.  Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract.  OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.  A Fund might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options).  If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out.  These requirements might impair a Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time.  A Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position.  Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

•
Market Risk.  Market risk is the risk that the value of the underlying assets may go up or down.  Adverse movements in the value of an underlying asset can expose a Fund to losses.  Market risk is the primary risk associated with derivative transactions.  Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified.  The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities.  There can be no assurance that any particular strategy adopted will succeed.

•
Systemic or “Interconnection” Risk.  Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants.  In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction.  Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations.  This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Each Fund intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.”  However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or a Fund will otherwise be able to sell such instrument at an acceptable price.  It may, therefore, not be possible to close a position in a derivative without incurring substantial losses, if at all.

Certain transactions in derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Fund to potential losses that exceed the amount originally invested by a Fund.  When a Fund engages in such a transaction, a Fund will deposit in a segregated account liquid assets with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC).  Such segregation will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.  Certain derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk.  The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price.  The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments.  Each Fund may, therefore, acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Adviser anticipates such Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used.

Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations.  Each Fund will attempt to minimize these risks by engaging in transactions in derivatives traded in OTC markets only with financial institutions that have substantial capital or that have provided the Fund with a third-party guaranty or other credit enhancement.

Risks of Potential Government Regulation of Derivatives.  It is possible that additional government regulation of various types of derivative instruments, including futures, options, and swap contracts, may limit or prevent a Fund from using such instruments as part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to fully predict the effects of past, present or future legislation and regulation in this area, but the effects could be substantial and adverse. It is possible that legislative and regulatory activity could limit or restrict the ability of a Fund to use certain instruments as part of its investment strategy. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent the Fund from using certain instruments.

There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. The futures, options, and swaps markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading. The regulation of futures, options, and swaps transactions in the U.S. is a rapidly changing area of law and is subject to modification by government action. In particular, the Dodd-Frank Act will change the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for OTC derivatives, including financial instruments, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives markets, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing and exchange trading of many OTC derivative transactions. The CFTC and the SEC finalized the definition of “swap” and “security-based swap.” These definitions became effective October 12, 2012 and provide parameters around which contracts will be subject to further regulation under the Dodd-Frank Act.

Provisions in the Dodd-Frank Act include new capital and margin requirements and the mandatory use of clearinghouse mechanisms for many OTC derivative transactions. The CFTC, the SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Act. Because there is a prescribed phase-in period during which most of the mandated rulemaking and regulations will be implemented, it is not possible at this time to gauge the exact nature and scope of the impact of the Dodd-Frank Act on the Funds. However, it is expected that swap dealers, major market participants and swap counterparties will experience new and/or additional regulations, requirements, compliance burdens and associated costs.

The new law and the rules to be promulgated may negatively impact a Fund’s ability to meet its investment objective either through limits or requirements imposed on it or upon its counterparties. In particular, any new position limits imposed on a Fund or its counterparties may impact the Fund’s ability to invest in futures, options, and swaps in a manner that efficiently meets its investment objective. New requirements, even if not directly applicable to the Funds, including capital requirements and mandatory clearing, may increase the cost of the Funds’ investments and cost of doing business, which could adversely affect investors.

Dollar Rolls

A dollar roll transaction involves a sale by a Fund of a mortgage-backed or other security concurrently with an agreement by a Fund to repurchase a similar security at a later date at an agreed-upon price.  The securities that are repurchased will bear the same interest rate and a similar maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.  During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold.  Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund.  If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls.

Dollar rolls are a type of forward commitment transaction.  Dollar rolls involve the risk that the market value of the securities subject to a Fund’s forward purchase commitment may decline below, or the market value of the securities subject to a Fund’s forward sale commitment may increase above, the exercise price of the forward commitment.  In the event the buyer of the securities files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to purchase the similar securities in the forward transaction.  Dollar rolls are speculative techniques that can be deemed to involve leverage.  At the time a Fund sells securities and agrees to repurchase securities at a future date, a Fund will segregate liquid assets with a value equal to the repurchase price.  A Fund may engage in dollar roll transactions to enhance return.  Each dollar roll transaction is accounted for as a sale or purchase of a portfolio security and a subsequent purchase or sale of a substantially similar security in the forward market.  Successful use of mortgage dollar rolls may depend upon the Adviser’s ability to correctly predict interest rates and prepayments.  There is no assurance that dollar rolls can be successfully employed.

Energy Industry Risks

Risks associated with investing in the energy industry include:

Commodity Price Volatility Risk. The volatility of energy commodity prices can significantly affect energy companies due to the impact of prices on the volume of commodities developed, produced, gathered and processed.

Historically, energy commodity prices have been cyclical and exhibited significant volatility, which may adversely impact the value, operations, cash flows and financial performance of energy companies in which the Fund invests.  Commodity price fluctuations may be swift and may occur for several reasons, including changes in global and domestic energy markets, general economic conditions, consumer demand, the price and level of non-U.S. imports, the impact of weather on demand, levels of domestic and worldwide supply, levels of production, domestic and non-U.S. governmental regulation, political instability, acts of war and terrorism, the success and costs of exploration projects, conservation and environmental protection efforts, the availability and price of alternative energy, taxation, and the availability of local, intrastate and interstate transportation systems.

Supply and Demand Risk. A decrease in the exploration, production or development of natural gas, NGLs, crude oil, refined petroleum products, or a decrease in the volume of such commodities, may adversely impact the financial performance and profitability of energy companies. Production declines and volume decreases may be caused by various factors, including changes in commodity prices, oversupply, depletion of resources, declines in estimates of proven reserves, catastrophic events affecting production, labor difficulties, political events, production variance from expectations, Organization of the Petroleum Exporting Countries (“OPEC”) actions, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems or outages, the inability of energy companies to obtain necessary permits or carry out new construction or acquisitions, unanticipated expenses, import supply disruption, increased competition from alternative energy sources, and other events. All of the above is particularly true for new or emerging areas of supply in North America that may have limited or no production history. Reductions in or prolonged periods of low prices for natural gas and crude oil can cause a given reservoir to become uneconomical for continued production earlier than it would if prices were higher. A sustained decline in or varying demand for such commodities could also adversely affect the financial performance of energy companies. Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, political and economic conditions, including embargoes, in other natural resource producing countries, hostilities in the Middle East, military campaigns and terrorism, OPEC actions, higher fuel taxes or governmental regulations, increases in fuel economy, consumer shifts to the use of alternative fuel sources, exchange rates, changes in commodity prices, and changes in weather.

Reserve & Depletion Risk. Energy companies’ estimates of proven reserves and projected future net revenue are generally based on internal reserve reports, engineering data, and reports of independent petroleum engineers. The calculation of estimated reserves requires subjective estimates of underground accumulations and utilizes assumptions concerning future prices, production levels, and operating and development costs. These estimates and assumptions may prove to be inaccurate. As a result, estimated quantities of proved reserves, projections of future production rates, and the timing of related expenditures may likewise prove to be inaccurate. Any material negative inaccuracies in these reserve estimates or underlying assumptions may materially lower the value of upstream energy companies. Future natural gas, NGL and oil production is highly dependent upon the success in acquiring or finding additional reserves that are economically recoverable. This is particularly true for new areas of exploration and development, such as in North American oil and gas reservoirs, including shale. A portion of any one upstream company’s assets may be dedicated to crude oil or natural gas reserves that naturally deplete over time, and a significant slowdown in the identification or availability of reasonably priced and accessible proven reserves for these companies could adversely affect their business.

Operating Risk. Energy companies are subject to many operating risks, including: equipment failure causing outages; structural, maintenance, impairment and safety problems; transmission or transportation constraints, inoperability or inefficiencies; dependence on a specified fuel source; changes in electricity and fuel usage; availability of competitively priced alternative energy sources; changes in generation efficiency and market heat rates; lack of sufficient capital to maintain facilities; significant capital expenditures to keep older assets operating efficiently; seasonality; changes in supply and demand for energy; catastrophic and/or weather-related events such as spills, leaks, well blowouts, uncontrollable flows, ruptures, fires, explosions, floods, earthquakes, hurricanes, discharges of toxic gases and similar occurrences; storage, handling, disposal and decommissioning costs; and environmental compliance. Breakdown or failure of an energy company’s operating assets may prevent it from performing under applicable sales agreements, which in certain situations could result in termination of the agreement or in the company incurring a liability for liquidated damages. Because of these operating risks and other potential hazards, energy companies may be exposed to significant liabilities for which they may not have adequate insurance coverage. Any of the identified risks may have a material adverse effect on the business, financial condition, results of operations and cash flows of energy companies. The energy industry is cyclical and from time to time may experience a shortage of drilling rigs, equipment, supplies, or qualified personnel, or, due to significant demand, such services or equipment may not be available on commercially reasonable terms. A company’s ability to complete capital improvements to existing projects or invest in planned capital projects in a successful and timely manner is dependent upon many variables. Should any such efforts be unsuccessful, an energy company may be subject to additional costs and/or the write-off of its investment in the project or improvement. The marketability of oil and gas production depends in large part on the availability, proximity and capacity of pipeline systems owned by third parties. Oil and gas properties are subject to royalty interests, liens and other burdens, encumbrances, easements or restrictions, all of which may impact the production of a particular energy company. Oil and gas companies operate in a highly competitive and cyclical industry, with intense price competition. A significant portion of their revenues may depend on a relatively small number of customers, including governmental entities and utilities.

Equity Securities

Equity securities include common stocks and other securities with equity characteristics. Common stocks represent units of ownership in a company and typically have voting rights and earn dividends.  Dividends on common stocks are not fixed but are declared at the discretion of a company’s board.  Equity securities may also include equity securities of investment companies and exchange-traded funds.

While investing in stocks allows shareholders to participate in the benefits of owning a company, such shareholders must accept the risks of ownership.  Unlike bondholders, who have preference to a company’s earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations.  For this reason, the value of a company’s stock will usually react more strongly to actual or perceived changes in the company’s financial condition or prospects than its debt obligations.  Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices.  The value of a company’s stock may fall because of:

•	Factors that directly relate to that company, such as decisions made by its management or lower demand for the company’s products or services;

•	Factors affecting an entire industry, such as increases in production costs; and

•	Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Each Fund may invest in securities of issuers with small or medium market capitalizations, which may involve greater risk and price volatility than that customarily associated with investments in larger, more established companies.  This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth.  The securities of small and medium capitalization companies are often traded in the over-the-counter (“OTC”) market, and might not be traded in volumes typical of securities traded on a national securities exchange.  Thus, the securities of small and medium capitalization companies are likely to be less liquid and subject to more abrupt or erratic market movements than securities of larger, more established companies.

Exchange Traded Notes (“ETNs”)

Each Fund may invest in ETNs.  ETNs are generally notes representing debt of the issuer, usually a financial institution.  ETNs combine both aspects of bonds and Exchange-Traded-Funds (“ETFs”).  An ETN’s return is based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses.  Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market.  However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees.  ETNs do not make periodic interest payments, unlike regular bonds, and their principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument.  An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument.  ETNs also incur certain expenses not incurred by their applicable reference instrument.  Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price.

Levered ETNs are subject to the same risk as other instruments that use leverage in any form.  While leverage allows for greater potential return, the potential for loss is also greater.  Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument.  The market value of ETN shares may differ from the value of the reference instrument.  This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity.  A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market.  An investor in an ETN could lose some or all of the amount invested.

Non-U.S. Investments

Each Fund may invest in non-U.S. securities, including securities from issuers located in emerging market countries.  These securities may be denominated in U.S. dollars or in a non-U.S. currency.  Securities issued by certain companies organized outside the United States may not be deemed to be non-U.S. securities (but rather deemed to be U.S. securities) if the company’s principal operations are conducted from the United States, the company’s equity securities trade principally on a U.S. stock exchange or the company does a substantial amount of business in the United States.

In addition to equity securities, non-U.S. investments of a Fund may include: (a) debt obligations issued or guaranteed by non-U.S. sovereign governments or their agencies, authorities, instrumentalities or political subdivisions, including a non-U.S. state, province or municipality; (b) debt obligations of supranational organizations; (c) debt obligations of non-U.S. banks and bank holding companies; (d) debt obligations of domestic banks and corporations issued in non-U.S. currencies; (e) debt obligations denominated in the Euro; and (f) non-U.S. corporate debt securities and commercial paper.  Such securities may include loan participations and assignments, convertible securities and zero-coupon securities.

Dividends or interest on, or proceeds from the sale of, non-U.S. securities may be subject to non-U.S. withholding taxes.

Non-U.S. Market Risk.  Funds that may invest in non-U.S. securities offer the potential for more diversification than funds that invest only in the United States because securities traded on non-U.S. markets have often (though not always) performed differently from securities traded in the United States.  However, such investments often involve risks not typically associated with investments in securities of companies organized and operated in the United States that can increase the chances that a Fund will lose money.

In particular, a Fund is subject to the risk that, because there are generally fewer issuers on non-U.S. exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges.  In addition, prices of non-U.S. securities may fluctuate more than prices of securities traded in the United States.  Investments in non-U.S. markets may also be adversely affected by governmental actions such as the imposition of punitive taxes.  In addition, the governments of certain countries may prohibit or impose substantial restrictions on non-U.S. investing in their capital markets or in certain industries.  Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell non-U.S. securities or transfer a Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations.  Other potential non-U.S. market risks include exchange controls, difficulties in pricing securities, defaults on non-U.S. government securities, difficulties in enforcing favorable legal judgments in non-U.S. courts, and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations.  Legal remedies available to investors in certain non-U.S. countries may be less extensive than those available to investors in the United States or other non-U.S. countries.  In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations.  Also, brokerage commissions and other costs of buying or selling securities often are higher in non-U.S. countries than they are in the United States.  This reduces the amount a Fund can earn on its investments.  The expense ratios of a Fund investing significantly in non-U.S. securities can be expected to be higher than those of investment funds investing primarily in domestic securities.  The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of custody of non-U.S. securities, higher commissions paid on comparable transactions on non-U.S. markets and additional costs arising from delays in settlements of transactions involving non-U.S. securities.

In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities available for investment.  The 1940 Act restricts a Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder.  These provisions may restrict a Fund’s investments in certain non-U.S. banks and other financial institutions.

Non-U.S. Economy Risk.  The economies of certain non-U.S. markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.  Certain such economies may rely heavily on particular industries or non-U.S. capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Currency Risk and Exchange Risk.  Because non-U.S. securities generally are denominated and pay dividends or interest in non-U.S. currencies, the value of a Fund that invests in non-U.S. securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

Generally, when the U.S. dollar rises in value against a non-U.S. currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars.  Conversely, when the U.S. dollar decreases in value against a non-U.S. currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.  This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards.  Many non-U.S. governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States.  Some countries may not have laws to protect investors comparable to the U.S. securities laws.  For example, some non-U.S. countries may have no laws or rules against insider trading.  Insider trading occurs when a person buys or sells a company’s securities based on nonpublic information about that company.  Accounting standards in other countries are not necessarily the same as in the United States.  If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.  In addition, the U.S. government has from time to time in the past imposed restrictions, through penalties and otherwise, on non-U.S. investments by U.S. investors such as the Funds.  If such restrictions should be reinstituted, it might become necessary for the Funds to invest all or substantially all of its assets in U.S. securities.

Certain Risks of Holding Fund Assets Outside the United States.  The Funds generally hold their non-U.S. securities in non-U.S. banks and securities depositories.  Some non-U.S. banks and securities depositories may be recently organized or new to the non-U.S. custody business.  In addition, there may be limited or no regulatory oversight over their operations.  Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a non-U.S. bank or depository or issuer of a security or any of their agents goes bankrupt.  In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain non-U.S. markets than in the United States.  The increased expense of investing in non-U.S. markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund as compared to investment companies that invest only in the United States.

Publicly Available Information.  In general, less information is publicly available with respect to non-U.S. issuers than is available with respect to U.S. companies.  Most non-U.S. companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States.  While the volume of transactions effected on non-U.S. stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange.  Accordingly, the Fund’s non-U.S. investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies.

Settlement Risk.  Settlement and clearance procedures in certain non-U.S. markets differ significantly from those in the United States.  Non-U.S. settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments.

Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement.  Settlements in certain non-U.S. countries at times have not kept pace with the number of securities transactions.  These problems may make it difficult for a Fund to carry out transactions.  If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period.  If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, a Fund could be liable to that party for any losses incurred.

Illiquid or Restricted Securities

Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid.  Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security.  Illiquid securities may trade at a discount from comparable, more liquid investments.  Investment of a Fund’s assets in illiquid securities may restrict the ability of a Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities.  The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when a Fund redeems shares or pays dividends, and could result in a Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

Each Fund may invest in securities that are not registered under the Securities Act of 1933 (“restricted securities”).  Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets.  In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale.  As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities.  To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than their fair market value.  In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.  If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.  Certain of a Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks.  These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.  In making investments in such securities, a Fund may obtain access to material nonpublic information, which may restrict a Fund’s ability to conduct portfolio transactions in such securities.

Some of these securities are new and complex and trade only among institutions, and the markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Fund’s ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, a Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of a Fund) may have a subjective element.  Transactions in restricted or illiquid securities may entail registration expense and other transaction costs that are higher than those for transactions in unrestricted or liquid securities.  Where registration is required for restricted or illiquid securities a considerable time period may elapse between the time the Fund decides to sell the security and the time it is actually permitted to sell the security under an effective registration statement.  If during such period, adverse market conditions were to develop, a Fund might obtain less favorable pricing terms than when it decided to sell the security.

Inflation Risk

Like all mutual funds, the Funds are subject to inflation risk.  Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money.  As inflation increases, the present value of a Fund’s assets can decline as can the value of a Fund’s distributions.

Initial Public Offering (“IPO”) Risk

The volume of initial public offerings and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall.  If initial public offerings are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like.  In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.  IPOs have the potential to produce substantial gains.  There is no assurance that any Fund will have access to profitable IPOs and therefore investors should not rely on any past gains from IPOs as an indication of future performance.  The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so.  In addition, as a Fund increases in size, the impact of IPOs on its performance will generally decrease.  Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations.  Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.

Investment Companies

Each Fund may, subject to applicable law, invest in other investment companies, including money market funds and exchange traded funds, which are typically open-end funds, or unit investment trusts listed on a stock exchange.  In accordance with the 1940 Act, the Fund may not own more than 3% of the total outstanding voting stock of any investment company.

As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares in investment companies, including affiliated investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees).  Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

Restrictions on Certain Investments.  A number of publicly traded closed-end investment companies have been organized to facilitate indirect non-U.S. investment in developing countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds.  There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies.  The 1940 Act restrictions on investments in securities of investment companies may limit opportunities for a Fund to invest indirectly in certain developing countries.  Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values.  If a Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

Liquidity Management

As a temporary defensive measure, if its Adviser determines that market conditions warrant, the Funds may invest without limitation in high quality money market instruments.  The Funds may also invest in high quality money market instruments pending investment or to meet anticipated redemption requests.  High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of non-U.S. issuers, bank obligations, including U.S. subsidiaries and branches of non-U.S. banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations.  Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement.

Master Limited Partnerships

The Funds may invest in publicly traded master limited partnerships (“MLPs”) which are limited partnerships or limited liability companies taxable as partnerships.  MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.  MLPs generally have two classes of owners, the general partner and limited partners.  When investing in an MLP, the Funds intends to purchase publicly traded common units issued to limited partners of the MLP.  The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties.  The general partner may be structured as a private or publicly traded corporation or other entity.  The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.  Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”).  Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid.  Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages.  Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis.  The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels.  As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.  A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders.  These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers.  Such results benefit all security holders of the MLP.

MLP common units represent a limited partnership interest in the MLP.  Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP.  The Funds intend to purchase common units in market transactions.  Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors.  In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

Money Market Obligations of Domestic Banks, Non-U.S. Banks and Non-U.S. Branches of U.S. Banks

The Funds may invest in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as government, bank, commercial and other obligations that are available in the money markets.  Bank obligations include certificates of deposit (“CDs”), notes, bankers’ acceptances (“BAs”) and time deposits, including instruments issued or supported by the credit of U.S. or non-U.S. banks or savings institutions, domestic branches of non-U.S. banks, and also non-U.S. branches of domestic banks having total assets at the time of purchase in excess of $1 billion.  These obligations may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of a specific obligation or by government regulation.  In particular, the Funds may invest in:

(a)
U.S. dollar-denominated obligations issued or supported by the credit of U.S. or non-U.S. banks or savings institutions with total assets in excess of $1 billion (including assets of domestic and non-U.S. branches of such banks);

(b)
high quality commercial paper and other obligations issued or guaranteed by U.S. and non-U.S. corporations and other issuers rated (at the time of purchase) A-2 or higher by S&P, Prime-2 or higher by Moody’s or F-2 or higher by Fitch, as well as high quality corporate bonds rated (at the time of purchase) A or higher by those rating agencies;

(c)	unrated notes, paper and other instruments that are of comparable quality to the instruments described in (b) above as determined by the Adviser;

(d)	asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables);

(e)	securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or authorities and related custodial receipts;

(f)	dollar-denominated securities issued or guaranteed by non-U.S. governments or their political subdivisions, agencies or authorities;

(g)	funding agreements issued by highly-rated U.S. insurance companies;

(h)	securities issued or guaranteed by state or local governmental bodies;

(i)	repurchase agreements relating to the above instruments;

(j)
municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. government or one of its agencies or instrumentalities or which otherwise depend directly or indirectly on the credit of the United States;

(k)	fixed and variable rate notes and similar debt instruments rated MIG-2, VMIG-2 or Prime-2 or higher by Moody’s, SP-2 or A-2 or higher by S&P, or F-2 or higher by Fitch;

(l)	tax-exempt commercial paper and similar debt instruments rated Prime-2 or higher by Moody’s, A-2 or higher by S&P, or F-2 or higher by Fitch;

(m)	municipal bonds rated A or higher by Moody’s, S&P or Fitch;

(n)	unrated notes, paper or other instruments that are of comparable quality to the instruments described above, as determined by Adviser under guidelines established by the Board; and

(o)
municipal bonds and notes which are guaranteed as to principal and interest by the U.S. government or an agency or instrumentality thereof or which otherwise depend directly or indirectly on the credit of the United States.

To the extent consistent with their investment objectives, the Funds may invest in debt obligations of domestic or non-U.S. corporations and banks, and may acquire commercial obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations, as well as Europaper, which is U.S. dollar-denominated commercial paper of a non-U.S. issuer.

Portfolio Turnover Rates

Each Fund’s annual portfolio turnover rate will not be a factor preventing a sale or purchase when the Adviser believes investment considerations warrant such sale or purchase.  Portfolio turnover may vary greatly from year to year as well as within a particular year.  High portfolio turnover (i.e., 100% or more) may result in increased transaction costs to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities.  The sale of a Fund’s securities may result in the recognition of capital gain or loss.  Depending on the frequency of sales, such gain or loss may be short-term capital gain or loss.  These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.

Preferred Stock

Each Fund may invest in preferred stocks.  Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects.  As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value.  Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.  Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.  Preferred stock also may be subject to optional or mandatory redemption provisions.

Real Estate Investment Trusts (“REITs”)

In pursuing its investment strategy, each Fund may invest in shares of REITs.  REITs possess certain risks which differ from an investment in common stocks.  REITs are financial vehicles that pool investor’s capital to purchase or finance real estate.  REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings.

REITs are subject to management fees and other expenses, and so a Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.  There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents.  Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments.  Hybrid REITs hold both ownership and mortgage interests in real estate.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the 1940 Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws and other factors beyond the control of the issuers of the REITs.  In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.  As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of a Fund’s investment strategy results in a Fund investing in REIT shares, the percentage of a Fund’s dividend income received from REIT shares will likely exceed the percentage of a Fund’s portfolio which is comprised of REIT shares.  Generally, dividends received by a Fund from REIT shares and distributed to a Fund’s shareholders will not constitute “qualified dividend income” eligible for the reduced tax rate applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by a Fund that shareholders of a Fund receive will be taxed at a higher rate than dividends eligible for the reduced tax rate applicable to qualified dividend income.

REITs (especially mortgage REITs) are also subject to interest rate risk.  Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT.  Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s REIT investments to decline.  During periods when interest rates are declining, mortgages are often refinanced.  Refinancing may reduce the yield on investments in mortgage REITs.  In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies.  REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities.  Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index.  The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT.  REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments.  REITs may incur significant amounts of leverage.

Real Estate Related Securities

Although each Fund may not invest directly in real estate, a Fund may invest in equity securities of issuers that are principally engaged in the real estate industry.  Such investments are subject to certain risks associated with the ownership of real estate and with the real estate industry in general.  These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates.  To the extent that assets underlying a Fund’s investments are concentrated geographically, by property type or in certain other respects, a Fund may be subject to certain of the foregoing risks to a greater extent.  Investments by a Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

In addition, if a Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities a Fund owns, the receipt of such income may adversely affect a Fund’s ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Code.

Repurchase Agreements and Purchase and Sale Contracts

Under repurchase agreements and purchase and sale contracts, the other party agrees, upon entering into the contract with the Fund, to repurchase a security sold to a Fund at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement.

A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that securities are owned by a Fund and the purchaser receives any interest on the security paid during the period.  In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest.  A Fund may enter into “tri-party” repurchase agreements.  In “tri-party” repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties and, therefore, a Fund may be subject to the credit risk of those custodians.

Repurchase agreements and purchase and sale contracts result in a fixed rate of return insulated from market fluctuations during the term of the agreement, although such return may be affected by currency fluctuations.  However, in the event of a default under a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Fund would be dependent upon intervening fluctuations of the market values of the securities underlying the contract and the accrued interest on those securities.  In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the default.

Both types of agreement usually cover short periods, such as less than one week, although they may have longer terms, and may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser.  In the case of a repurchase agreement, as a purchaser, the Adviser will monitor the creditworthiness of the seller, and the Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement.  The Funds do not have this right to seek additional collateral as a purchaser in the case of purchase and sale contracts.  The Adviser will mark-to-market daily the value of the securities.  Securities subject to repurchase agreements and purchase and sale contracts will be held by the Funds’ custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository.

In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price.  Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.  If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund’s ability to dispose of the underlying securities may be restricted.  Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities.  To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest.  If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

Each Fund may not invest in repurchase agreements or purchase and sale contracts maturing in more than seven days if such investments, together with the Fund’s other illiquid investments, would exceed 15% of the Fund’s net assets.  Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity that has capital of at least $50 million.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.  Under a reverse repurchase agreement, a Fund sells securities to another party and agrees to repurchase them at a particular date and price. A Fund may enter into a reverse repurchase agreement when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

At the time a Fund enters into a reverse repurchase agreement, it will segregate liquid assets with a value not less than the repurchase price (including accrued interest).  The use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative.  Furthermore, reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which a Fund is required to repurchase them and (iv) the securities will not be returned to a Fund.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligations to repurchase the securities and a Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Securities Lending

Each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions.  In return, a Fund receives collateral in cash or securities issued or guaranteed by the U.S. government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  A Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned.  A Fund receives the income on the loaned securities.  Where a Fund receives securities as collateral, a Fund receives a fee for its loans from the borrower and does not receive the income on the collateral.  Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower.  As a result, a Fund’s yield may increase.  Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.  A Fund is obligated to return the collateral to the borrower at the termination of the loan.  A Fund could suffer a loss in the event a Fund must return the cash collateral and there are losses on investments made with the cash collateral.  In the event the borrower defaults on any of its obligations with respect to a securities loan, a Fund could suffer a loss where there are losses on investments made with the cash collateral or where the value of the securities collateral falls below the market value of the borrowed securities.  A Fund could also experience delays and costs in gaining access to the collateral.  A Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans.

A Fund would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans.  Any cash collateral received by a Fund in connection with such loans may be invested in a broad range of high quality, U.S. dollar-denominated money market instruments that meet the restrictions for money market funds under Rule 2a-7 of the 1940 Act.  Specifically, cash collateral may be invested in any of the following instruments:  (a) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities and related custodial receipts; (b) ”first tier” quality commercial paper and other obligations issued or guaranteed by U.S. and non-U.S. corporations and other issuers rated (at the time of purchase) in the highest rating category by at least two nationally recognized statistical rating organizations (“NRSROs”), or one if only rated by one NRSRO;

(c) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or non-U.S. banks or savings institutions with total assets in excess of $1 billion (including obligations of non-U.S. branches of such banks) (i.e., CDs, BAs and time deposits); (d) repurchase agreements relating to the above instruments, as well as corporate debt; and (e) unaffiliated and, to the extent permitted by SEC guidelines, affiliated money market funds.  Any such investments must be rated “first tier” and must have a maturity of 397 days or less from the date of purchase.

Securities of Smaller or Emerging Growth Companies

Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies.  The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general.  These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative.  The Adviser believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy.  Full development of these companies and trends frequently takes time.

Small cap and emerging growth securities will often be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange.  As a result, the disposition by a Fund of portfolio securities to meet redemptions or otherwise may require a Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in the Adviser’s judgment, such disposition is not desirable.

The process of selection and continuous supervision by the Adviser does not, of course, guarantee successful investment results; however, it does provide access to an asset class not available to the average individual due to the time and cost involved.  Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper.  Investing in small cap and emerging growth companies requires specialized research and analysis.  In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.

Small companies are generally little known to most individual investors although some may be dominant in their respective industries.  The Adviser believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises.  The Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position.

Such companies may not be counted upon to develop into major industrial companies, but the Adviser believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.  Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities market cycles, as well as during varying stages of their business development.  The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the Federal government by means of price controls, regulations or litigation.

Short Sales

Each Fund may make short sales of securities as a hedge against potential declines in value of a portfolio security.  When a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale.  A Fund may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

Temporary Defensive Position

While assuming a temporary defensive position, each Fund may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers’ acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.  Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or non-U.S. entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by non-U.S. entities.  There is generally less publicly available information about non-U.S. issuers and there may be less governmental regulation and supervision of non-U.S. stock exchanges, brokers and listed companies.  Non-U.S. issuers may use different accounting and financial standards, and the addition of non-U.S. governmental restrictions may affect adversely the payment of principal and interest on non-U.S. investments.  In addition, not all non-U.S. branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

Trust Preferred Securities

Each Fund may invest in trust preferred securities.  Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities.  The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer and benefit from a guarantee that is junior and fully subordinated to the other liabilities of the guarantor.  In addition, trust preferred securities typically permit an issuer to defer the payment of income for five years or more without triggering an event of default.  Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors.

Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature.  In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.  No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company.  At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity.  The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company.  Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes.  The trust or special purpose entity in turn would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt.  Typically a preferred share has a rating that is slightly below that of its corresponding operating company’s senior debt securities.

U.S. Government Obligations

Each Fund may purchase obligations issued or guaranteed by the U.S. government and U.S. government agencies and instrumentalities.  Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury.  Others are supported by the right of the issuer to borrow from the U.S. Treasury; and still others are supported only by the credit of the agency or instrumentality issuing the obligation.  No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law.

Certain U.S. Treasury and agency securities may be held by trusts that issue participation certificates (such as Treasury income growth receipts (“TIGRs”) and certificates of accrual on Treasury certificates (“CATs”)).  These certificates, as well as Treasury receipts and other stripped securities, represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. government obligations.  These instruments are issued at a discount to their “face value” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Examples of the types of U.S. government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Ginnie Mae, Fannie Mae, Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Freddie Mac, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks System, Maritime Administration, Tennessee Valley Authority and Washington D.C. Armory Board.  The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. government agencies and instrumentalities, including such instruments as obligations of the Ginnie Mae, Fannie Mae and Freddie Mac.  See “Mortgage-Backed Securities” above.

U.S. Treasury Obligations.  Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.  Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government.  No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Utility Industries

Risks that are intrinsic to the utility industries include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs during an inflationary period, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, increased costs and reduced availability of certain types of fuel, occasional reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes.  There are substantial differences among the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time.  There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility company.

Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief.  Certain of the issuers of securities held in a Fund’s portfolio may own or operate nuclear generating facilities.  Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants.  Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.

Utility companies in the United States and in non-U.S. countries are generally subject to regulation.  In the United States, most utility companies are regulated by state and/or federal authorities.  Such regulation is intended to ensure appropriate standards of service and adequate capacity to meet public demand.  Generally, prices are also regulated in the United States and in non-U.S. countries with the intention of protecting the public while ensuring that the rate of return earned by utility companies is sufficient to allow them to attract capital in order to grow and continue to provide appropriate services.  There can be no assurance that such pricing policies or rates of return will continue in the future.

The nature of regulation of the utility industries continues to evolve both in the United States and in non-U.S. countries.  In recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries.  In some instances, utility companies are operating on an unregulated basis.  Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries.  The Adviser believes that the emergence of competition and deregulation will result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core business from increased competition and may be less profitable.  Reduced profitability, as well as new uses of funds (such as for expansion, operations or stock buybacks) could result in cuts in dividend payout rates.  The Adviser seeks to take advantage of favorable investment opportunities that may arise from these structural changes.  Of course, there can be no assurance that favorable developments will occur in the future.

Non-U.S. utility companies are also subject to regulation, although such regulations may or may not be comparable to those in the United States.  Non-U.S. utility companies may be more heavily regulated by their respective governments than utilities in the United States and, as in the United States, generally are required to seek government approval for rate increases.  In addition, many non-U.S. utilities use fuels that may cause more pollution than those used in the United States, which may require such utilities to invest in pollution control equipment to meet any proposed pollution restrictions.  Non-U.S. regulatory systems vary from country to country and may evolve in ways different from regulation in the United States.

Each Fund’s investment policy is designed to enable it to capitalize on evolving investment opportunities throughout the world.  For example, the rapid growth of certain non-U.S. economies will necessitate expansion of capacity in the utility industries in those countries.

Although many non-U.S. utility companies currently are government-owned, thereby limiting current investment opportunities for a Fund, Adviser believes that, in order to attract significant capital for growth, non-U.S. governments are likely to seek global investors through the privatization of their utility industries.  Privatization, which refers to the trend toward investor ownership of assets rather than government ownership, is expected to occur in newer, faster-growing economies and in mature economies.  Of course, there is no assurance that such favorable developments will occur or that investment opportunities in non-U.S. markets will increase.

The revenues of domestic and non-U.S. utility companies generally reflect the economic growth and development in the geographic areas in which they do business.  The Adviser will take into account anticipated economic growth rates and other economic developments when selecting securities of utility companies.

Electric.  The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services.  In the past, electric utility companies, in general, have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs.  In addition, many of these companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses.  Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas.  Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate.  As interest rates declined, many utilities refinanced high cost debt and in doing so improved their fixed charges coverage.  Regulators, however, lowered allowed rates of return as interest rates declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers.  In a period of rising interest rates, the allowed rates of return may not keep pace with the utilities’ increased costs.  The construction and operation of nuclear power facilities are subject to strict scrutiny by, and evolving regulations of, the Nuclear Regulatory Commission and state agencies which have comparable jurisdiction.  Strict scrutiny might result in higher operating costs and higher capital expenditures, with the risk that the regulators may disallow inclusion of these costs in rate authorizations or the risk that a company may not be permitted to operate or complete construction of a facility.  In addition, operators of nuclear power plants may be subject to significant costs for disposal of nuclear fuel and for decommissioning such plants.

The rating agencies look closely at the business profile of utilities.  Ratings for companies are expected to be impacted to a greater extent in the future by the division of their asset base.  Electric utility companies that focus more on the generation of electricity may be assigned less favorable ratings as this business is expected to be competitive and the least regulated.  On the other hand, companies that focus on transmission and distribution, which is expected to be the least competitive and the more regulated part of the business, may see higher ratings given the greater predictability of cash flow.

A number of states are considering or have enacted deregulation proposals.  The introduction of competition into the industry as a result of such deregulation has at times resulted in lower revenue, lower credit ratings, increased default risk, and lower electric utility security prices.  Such increased competition may also cause long-term contracts, which electric utilities previously entered into to buy power, to become “stranded assets” which have no economic value.  Any loss associated with such contracts must be absorbed by ratepayers and investors.  In addition, some electric utilities have acquired electric utilities overseas to diversify, enhance earnings and gain experience in operating in a deregulated environment.  In some instances, such acquisitions have involved significant borrowings, which have burdened the acquirer’s balance sheet.  There is no assurance that current deregulation proposals will be adopted.  However, deregulation in any form could significantly impact the electric utilities industry.

Telecommunications.  The telecommunications industry today includes both traditional telephone companies, with a history of broad market coverage and highly regulated businesses, and cable companies, which began as small, lightly regulated businesses focused on limited markets.  Today these two historically different businesses are converging in an industry that is trending toward larger, competitive national and international markets with an emphasis on deregulation.  Companies that distribute telephone services and provide access to the telephone networks still comprise the greatest portion of this segment, but non-regulated activities such as wireless telephone services, paging, data transmission and processing, equipment retailing, computer software and hardware and internet services are becoming increasingly significant components as well.  In particular, wireless and internet telephone services continue to gain market share at the expense of traditional telephone companies.  The presence of unregulated companies in this industry and the entry of traditional telephone companies into unregulated or less regulated businesses provide significant investment opportunities with companies that may increase their earnings at faster rates than had been allowed in traditional regulated businesses.  Still, increasing competition, technological innovations and other structural changes could adversely affect the profitability of such utilities and the growth rate of their dividends.  Given mergers and proposed legislation and enforcement changes, it is likely that both traditional telephone companies and cable companies will continue to provide an expanding range of utility services to both residential, corporate and governmental customers.

Gas.  Gas transmission companies and gas distribution companies are undergoing significant changes.  In the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission, which is reducing its regulation of the industry.  Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices.  In the recent decade, gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition.  In the opinion of the Adviser, however, environmental considerations could improve the gas industry outlook in the future.  For example, natural gas is the cleanest of the hydrocarbon fuels, and this may result in incremental shifts in fuel consumption toward natural gas and away from oil and coal, even for electricity generation.  However, technological or regulatory changes within the industry may delay or prevent this result.

Water.  Water supply utilities are companies that collect, purify, distribute and sell water.  In the United States and around the world the industry is highly fragmented because most of the supplies are owned by local authorities.

Companies in this industry are generally mature and are experiencing little or no per capita volume growth.  In the opinion of the Adviser, there may be opportunities for certain companies to acquire other water utility companies and for non-U.S. acquisition of domestic companies.  Adviser believes that favorable investment opportunities may result from consolidation of this segment.  As with other utilities, however, increased regulation, increased costs and potential disruptions in supply may adversely affect investments in water supply utilities.

Utility Industries Generally.  There can be no assurance that the positive developments noted above, including those relating to privatization and changing regulation, will occur or that risk factors other than those noted above will not develop in the future.

When Issued Securities, Delayed Delivery Securities and Forward Commitments

Each Fund may purchase or sell securities that it is entitled to receive on a when issued basis.  Each Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment (including on a “TBA” (to be announced) basis).  A Fund enters into these transactions to obtain what is considered an advantageous price to a Fund at the time of entering into the transaction.  When a Fund purchases securities in these transactions, a Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield.  The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase.  During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser.  Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.  A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction.

Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction.  As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices.  Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.

There can be no assurance that a security purchased on a when issued basis will be issued or that a security purchased or sold on a delayed delivery basis or through a forward commitment will be delivered.  Also, the value of securities in these transactions on the delivery date may be more or less than the price paid by a Fund to purchase the securities.  A Fund will lose money if the value of the security in such a transaction declines below the purchase price and will not benefit if the value of the security appreciates above the sale price during the commitment period.

If deemed advisable as a matter of investment strategy, a Fund may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date.  In these cases a Fund may realize a taxable capital gain or loss.

When a Fund engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities.

Management

The Board is responsible for the management and supervision of the Funds.  The Board approves all significant agreements, including investment advisory agreements, between the Trust, on behalf of the Funds, and those firms that furnish services to the Funds; review performance of the Funds; and oversee the business activities of the Funds.

Trustees and Officers.  Following are the Trustees and executive officers of the Trust, their year of birth, their business address, their present position with the Trust, and their principal occupation during the past five years.  Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are not an “interested person” as defined in the 1940 Act (“Independent Trustees”) are identified in the table.

Name and Birth Year	Business Address	Position(s) held with Trust	Length of Time Served with the Trust	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee Over the Last Five Years
INDEPENDENT TRUSTEES

INTERESTED TRUSTEES

EXECUTIVE OFFICERS
Lowell Miller [•]	President	Since inception	Chief Investment Officer, Miller/Howard Investments Inc. (“Miller/Howard”) and MHI LLC	N/A	N/A
Gerald Wheeler [•]	Chief Compliance Officer	Since inception
General Counsel and Chief Compliance Officer, Miller/Howard and MHI; Prior to September 2015, general counsel, Ivory Investment Management LP; Prior to September 2015, general counsel, NWQ Investment Management Co. LLC; Prior to September 2015, general counsel, Brandes Investment Partners LLC; 2010, co-founder, del Rey Global Investors

Paul Brook [•]	Chief Financial Officer	Since inception
Chief Financial Officer, Miller/Howard and MHI LLC; Prior to September 2015, Chief Compliance Officer, Miller/Howard; Prior to February 2015, Principal, Compliance Solutions Associates; Independent Contractor

Annemarie Gilly [•]	Secretary	Since inception	Chief Operating Officer, Miller/Howard; Prior to February 2011, Vice President and Global Head of Mutual Funds, The Depository Trust and Clearing Corporation
_______________________
Each trustee serves for the lifetime of the Trust until removal, resignation or retirement and his or her successor is elected.
[•] is an “interested person” of the Trust, as defined in the 1940 Act, by reason of his positions with MHI LLC.

Board Leadership Structure and Risk Oversight

The Trust’s Board is composed of [•] Independent Trustees and [•] Interested Trustees.  [•] is the Chairman of the Board.  The Board oversees the operations and management of the Trust, including the duties performed for the Funds by the Adviser.  The Trustees set broad policies for the Funds, select the Trust’s officers, and hire the Funds’ investment adviser, and other service providers.  The officers of the Trust manage the day-to-day operations and are responsible to the Trust’s Board.

Annually, the Board will review its governance structure and the committee structures, their performance and functions and reviews any processes that would enhance Board governance over the Funds’ business.  The Board has determined that its leadership structure is appropriate based on the characteristics of the Funds as a whole.

Trust Standing Committees.  The Board has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees.  The Board and its committees will meet frequently throughout the year to oversee the Funds’ activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements, and review the Funds’ performance.  Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.

The two standing committees of the Trust are: (i) the Nominating and Governance Committee and (ii) the Audit Committee.  The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust’s Board of Trustees.  [•] are members of the Nominating and Governance Committee.  If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders.  When a vacancy on the Board of Trustees of the Funds occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Funds.  To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Funds shall mail such recommendation to [•], Secretary, at the Funds’ address, 10 Dixon Avenue, P.O. Box 549, Woodstock, NY.  Such recommendation shall include the following information:  (i) evidence of a Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate’s background, including their education, experience, current employment and date of birth; (iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an “interested person” in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate’s independence; and (v) any other information that may be helpful to the Committee in evaluating the candidate.  If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chairman of the Nominating and Governance Committee and the counsel to the Independent Trustees.  Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination.

The Audit Committee is responsible for overseeing the Funds’ accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval).  [•] serve on the Audit Committee.

Risk Oversight.  As part of the general oversight of the Funds, the Board is involved in the risk oversight of the Funds.  The Board has adopted and periodically reviews policies and procedures designed to address the Funds’ risks.  Oversight of investment and compliance risk is performed primarily at the Board level in conjunction with MHI LLC and the Trust’s Chief Compliance Officer (“CCO”).  Oversight of other risks also occurs at the committee level.  MHI LLC’s investment oversight group reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to their operations and processes.  The Board reviews reports on the Funds’ and the service providers’ compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Funds’ and the service providers’ compliance programs.  The Audit Committee reviews with MHI LLC the Funds’ major financial risk exposures and the steps MHI LLC will take to monitor and control these exposures, including the Funds’ risk assessment and risk management policies and guidelines.  The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management.  The Nominating and Governance Committee monitors all matters related to the corporate governance of the Fund.  The Valuation Committee monitors valuation risk and compliance with the Funds’ Valuation Procedures and oversees the pricing agents and actions by MHI LLC Pricing Committee with respect to the valuation of portfolio securities.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or MHI LLC or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ investment goals.  As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating and Governance Committee of the Board oversees matters related to the nomination of Trustees.  The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate.  Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability, and if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board.  References to the experiences, qualifications, attributes and skills of the Trustees are pursuant to requirements of the SEC, do not constitute the holding out of the Board or any Trustee as having any special expertise or experience and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Beneficial Ownership of Shares of the Funds.  Because the Funds are newly organized, none of the Trustees own an interest in the Funds as of the date of the SAI.  In addition, none of the Independent Trustees or their immediate family members own, beneficially or of record, any securities in (i) an investment adviser or the Distributor (as defined below) of the Funds or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or the Distributor of the Funds as of the date of the SAI.

Compensation.  Officers and Trustees who are “interested persons” as designated above receive no compensation from the Trust.  The Trust has no employees and has no retirement or pension plans. The Independent Trustees are paid $[•] as annual compensation for serving as an Independent Trustee of the Trust and $[•] as annual compensation for serving on a committee of the Board.  Such compensation is paid in four equal installments in conjunction with each quarterly Board meeting.  The Funds reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings.  The table below reflects the total amount of compensation received by each Trustee as of the date of this SAI.

Name of Person, Position	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and Fund Complex Paid to Trustees
INDEPENDENT TRUSTEES
	$[•]	N/A	N/A	$[•]
	$[•]	N/A	N/A	$[•]
	$[•]	N/A	N/A	$[•]
INTERESTED TRUSTEES
	None	N/A	N/A	None
	None	N/A	N/A	None
EXECUTIVE OFFICERS

Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering (“AML”) program, as required by applicable law, that is designed to prevent the funds from being used for money laundering or the financing of terrorist activities.  The Trust’s AML program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the program.  Procedures to implement the AML program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control, and a review of all new account applications.  The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Compliance officers at certain of the Funds’ service providers are also responsible for monitoring aspects of the AML program.  The AML program is subject to the continuing oversight of the Board.

Codes of Ethics.  The Trust and the Adviser have each adopted a code of ethics, as required by Rule 17j-1 under the 1940 Act, that is designed to prevent personnel of the Trust and the Adviser subject to the codes from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to the codes).  These codes of ethics also contain policies restricting personnel of the Trust and the Adviser subject to the codes from securities trading in personal accounts.  These codes of ethics are on public file with, and are available from, the SEC.

Control Persons and Principal Shareholders

A control person is a shareholder that (1) beneficially owns, directly or through controlled companies, more than 25% of the voting securities of a company, (2) acknowledges or asserts the existence of control, or (3) has a final adjudication under section 2(a)(9) of the 1940 Act that control exists.  A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any class of the Fund.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.  Any control person of a class, as noted below, may be able to significantly influence the outcome of any item presented to shareholders for approval.

As of the date of the SAI, the Adviser is the only shareholder of record of the Funds due to its initial investment for the purpose of commencing the Funds’ operations.  The Adviser’s percentage ownership of the Funds as of the date of the SAI is [•]%.

Investment Adviser

Investment Adviser

MHI Funds, LLC (“MHI LLC” or the “Adviser”) is the investment adviser of the Funds, with responsibility for the overall management of the Funds.  MHI LLC is a Delaware limited liability company and is a wholly-owned subsidiary of Miller/Howard Investments, Inc. (“Miller/Howard”).  The Adviser is managed by the same team that manages Miller/Howard and has access to the same employees and resources.

The Adviser supervises each Fund’s investments pursuant to an investment advisory agreement with the Trust (the “Advisory Agreements”).  The Advisory Agreements are effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the applicable Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

The Adviser manages each Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight of the Board.  The Adviser is responsible for investment decisions, and provides each Fund with portfolio managers to execute purchases and sales of securities.

Under the Advisory Agreements, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misconduct, bad faith or gross negligence on the part of the Adviser in the performance of its duties; or from the reckless disregard of its duties and obligations under the Advisory Agreements.

For the investment management services provided by MHI LLC, the Funds have agreed to pay a monthly fee in an annual amount equal to 0.75% of Income-Equity Fund’s daily net assets and 1.00% of Drill Bit Fund’s daily net assets.  MHI LLC has agreed to contractually waive its management fee and/or assume the other expenses in order to limit the total annual fund operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, payments of 12b-1 fees (if applicable)) of the Funds to certain limits until at least [•].

In addition the investment management fees described above, the Adviser may also receive certain benefits from its management of the Funds in the form of brokerage or research services received from brokers permitted under Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”) and the terms of the Advisory Agreements.  For a description of these potential benefits, see the description under “Portfolio Transactions – Brokerage Selection” below.

Portfolio Managers

The following section provides certain information with respect to the portfolio managers of the Funds and the material conflicts of interest that may arise in connection with their management of the investments of the Funds, on the one hand, and the investments of other client accounts for which they have responsibility, on the other hand.

Lowell G. Miller, John E. Leslie, Bryan J. Spratt, Roger G. Young, John R. Cusick and Michael Roomberg serve as the Trust’s portfolio managers and share responsibilities for the day-to-day management of the Trust’s investment portfolios.

Name of Portfolio Manager
Lowell G. Miller, Chief Investment Officer
John R. Cusick, CFA
John E. Leslie III, CFA
Michael Roomberg, CFA
Bryan J. Spratt, CFA
Roger G. Young, CFA

The tables below illustrate other accounts where each of the above-mentioned portfolio managers has significant day-to-day management responsibilities as of December 31, 2014.  As of December 31, 2014, the portfolio managers did not receive performance based fees with respect to any account that they manage.

Name of Portfolio Manager	Type of Account Managed	Number of Accounts	Total Assets* $mm
Lowell G. Miller	Registered Investment Companies	6	$634,771,818
	Other Pooled Investment Vehicles	8	$77,155,070
	Other Accounts	5,464	$7,941,716,651
John R. Cusick	Registered Investment Companies
	Other Pooled Investment Vehicles
	Other Accounts
John E. Leslie III	Registered Investment Companies	6	$634,771,818
	Other Pooled Investment Vehicles	8	$77,155,070
	Other Accounts	5,464	$7,941,716,651
Michael Roomberg	Registered Investment Companies
	Other Pooled Investment Vehicles
	Other Accounts
Bryan J. Spratt	Registered Investment Companies	6	$634,771,818
	Other Pooled Investment Vehicles	8	$77,155,070
	Other Accounts	5,464	$7,941,716,651
Roger G. Young	Registered Investment Companies	6	$634,771,818
	Other Pooled Investment Vehicles	8	$77,155,070
	Other Accounts	5,464	$7,941,716,651
* Total assets reflect accounts managed jointly as part of a team.

Conflicts of Interest.  The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Funds’.  These other accounts include separately management private individual and institutional clients and other pooled investment vehicles (the “Other Accounts”).  The Other Accounts may have similar investment objectives as the Funds, be compared to the same index as the Funds, or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by the Funds.

As a result, potential conflicts of interest may arise as follows:

•
Allocation of Limited Time and Attention.  The portfolio managers may devote unequal time and attention to the management of all accounts.  As a result, the portfolio managers may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if they were to devote substantially more attention to the management of one account.

•
Allocation of Limited Investment Opportunities.  If the portfolio managers identify an investment opportunity that may be suitable for multiple accounts, the Funds may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among other accounts.

•
Pursuit of Differing Strategies.  At times, the portfolio managers may determine that an investment opportunity may be appropriate for only some accounts or may decide that certain of these accounts should take differing positions (i.e., may buy or sell the particular security at different times or the same time or in differing amounts) with respect to a particular security.  In these cases, the portfolio managers may place separate transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other accounts.

•
Best Execution.  With respect to securities transactions for a Fund, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser or its affiliates may place separate, non-simultaneous, transactions for a Fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

•
Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio managers differ among accounts.  While MHI LLC or its affiliates only charges fees based on assets under management, and while it strives to maintain uniform fee schedules, it does have different fee schedules based on the differing advisory services required by some accounts.  Consequently, though the differences in such fee rates are slight, the portfolio managers may be motivated to favor certain accounts over others.  In addition, the desire to maintain assets under management or to derive other rewards, financial or otherwise, could influence the portfolio managers in affording preferential treatment to those accounts that could most significantly benefit MHI LLC.

The Adviser and the Funds have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and its staff members.  However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

Compensation of the Portfolio Managers.  Portfolio managers are compensated by Miller/Howard Investments Inc. (“Parent”), the parent company of MHI LLC.  Mr. Miller is the Chief Investment Officer of the Parent and is compensated through shareholder distributions that are based primarily on the profits and losses of the Parent.  Messrs. Leslie, Spratt and Young also hold equity interests in the Parent and receive shareholder distributions.  The shareholder distributions, which are based primarily on the Parent’s net profit after taxes and expenses, are affected by the amount of assets the Parent manages and the appreciation of those assets, particularly over the long-term, but are not determined with specific reference to any particular performance benchmark or time period.  Messrs. Miller, Leslie, Spratt, Young, Cusick and Roomberg also are each compensated through a base salary and a bonus in amounts that are affected primarily by the profits and losses of the Parent but are also affected by the Parent’s consideration of such factors as work ethic, seniority, the appreciation of assets in the Fund and other accounts the portfolio manager manages, or any other factors the Parent determines contribute to client goals and the long-term success of the Parent.  Some of the other accounts managed by the portfolio managers have investment strategies that are similar to the Funds’ investment strategies.  However, the Parent manages potential material conflicts of interest by allocating investment opportunities in accordance with its allocation policies and procedures and with a policy to treat each client equitably.

Ownership of Securities.  As of the Funds’ inception, the portfolio managers beneficially owned no equity securities of the Funds.

Proxy Voting Policies

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Funds are voted consistently and solely in the best economic interests of the Funds.

The Board of Trustees is responsible for oversight of the Trust’s proxy voting process.  The Board has delegated day-to-day proxy voting responsibility to MHI LLC, who utilizes Glass, Lewis & Co. Glass, Lewis & Co.’s Proxy Voting Policies and Procedures are set forth in Appendix A.

Information regarding how the Funds vote proxies (if any) relating to portfolio securities will be available upon request and without charge (i) on the Funds’ website at http://mhinvest.com, (ii) by calling [INSERT TELEPHONE NUMBER] or (iii) by accessing the SEC’s website at http://www.sec.gov.

Administrator

[•], [INSERT ADDRESS], serves as the Funds’ administrator (the “Administrator”) pursuant to a Fund Administration and Accounting Agreement between the Trust and [•], dated [•].  The Administrator provides administrative services and valuation and computation services.

Portfolio Transactions

Brokerage Selection.  The Adviser is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.  It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions, in light of the overall quality of brokerage and research services provided to the adviser and its advisees.  The best price to the Funds means the best net price without regard to the mix between purchase or sale price and commission, if any.  Purchases may be made from underwriters, dealers, and, on occasion, the issuers.  Commissions will be paid on the Funds’ futures and options transactions, if any.  The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads.  The Funds may pay mark-ups on principal transactions.  In selecting broker-dealers and in negotiating commissions, the portfolio manager considers, among other things, the firm’s reliability, the quality of its execution services on a continuing basis and its financial condition.  Brokerage will not be allocated based on the sale of the Funds’ shares.

Section 28(e) of the 1934 Act permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting the transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction.  Brokerage and research services include, but are not limited to, (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In light of the above, in selecting brokers, the Adviser considers investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance and financial responsibility.  Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if the portfolio managers determine in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to the Adviser or the Funds.  The Adviser believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds.

The Investment Advisory Agreement provides that such higher commissions will not be paid by the Funds unless the Adviser determines in good faith that the amount is reasonable in relation to the services provided.  The investment advisory fees paid by the Funds to MHI LLC under the Investment Advisory Agreement are not reduced as a result of receipt by the Adviser of research services.

The Adviser places portfolio transactions for other advisory accounts managed by it.  Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Funds.  The Adviser believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) managed by it.  Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary.  However, the Adviser believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis.  The Adviser seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account.  In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds.  In making such allocations between the Funds and other advisory accounts, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

Payments to Financial Intermediaries. Payments to financial intermediaries based on transactional charges may include the payment or reimbursement of all or a portion of “ticket charges.”  Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges.  The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of funds over shares of other funds for which there is lesser or no payment or reimbursement of any applicable ticket charge.  MHI LLC and its affiliates consider a number of factors in making payments to financial intermediaries, including the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness of the intermediary to cooperate with MHI LLC’s marketing efforts, access to sales personnel and the anticipated profitability of sales through the institutional relationship.  These factors may change from time to time.

Under the 1940 Act, the Funds may not purchase portfolio securities from any underwriting syndicate of which Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”), is a member except under certain limited conditions set forth in Rule 10f-3 under the 1940 Act.  Rule 10f-3 sets forth requirements relating to, among other things, the terms of a security purchased by the Funds, the amount of securities that may be purchased in any one issue and the assets of the Funds that may be invested in a particular issue.  In addition, purchases of securities made pursuant to the terms of the Rule 10f-3 must be approved at least quarterly by the Board, including a majority of the independent trustees.

Net Asset Value

As stated in the Trust’s Prospectus, the net asset value (“NAV”) of the shares of each class of each Fund is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday).  The per share NAV for each class of each Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class.  In determining NAV, securities listed on NYSE, the Nasdaq National Market, and non-U.S. markets are generally valued at the closing sale prices on such markets.  If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.  Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices.  Non-U.S. securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE.  Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers.  Short-term securities maturing within 60 days or less are valued on an amortized cost basis.  Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by one or more pricing services employed by the Funds and approved by the Trustees .  The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Board (the “Valuation Procedures”).  Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security.  The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain non-U.S. exchanges and the NYSE.

Trading in securities on non-U.S. securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open).  In addition, non-U.S. securities trading generally or in a particular country or countries may not take place on all business days in New York.  Furthermore, trading takes place in Japanese markets on certain Saturdays and in various non-U.S. markets on days which are not business days in New York and on which the Funds’ NAV is not calculated.  Each Fund calculates its NAV per share, and therefore affects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open.  Such calculation may not take place contemporaneously with the determination of the prices of the non-U.S. portfolio securities used in such calculation.  If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

To the extent there are any errors in the respective Fund’s NAV calculation, MHI LLC may, at its discretion, reprocess individual shareholder transactions so that each shareholder’s account reflects the corrected and accurate NAV.

Purchases

Shares of the Funds can generally be purchased only through institutional channels such as financial intermediaries and retirement platforms.  Shares or classes of the Funds may be purchased without upfront sales charges by certain retirement plans and clients of investment advisers, but these clients will typically pay asset-based fees for their investment advisers’ advice, which are on top of a Fund’s expenses.  Certain shares or classes of the Funds may also be purchased without upfront sales charges or transactional charges by persons who invest through mutual fund “supermarket” programs of certain financial intermediaries that typically do not provide investment recommendations or the assistance of an investment professional.

Certain designated organizations are authorized to receive purchase orders on the Funds’ behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders.  Purchase orders are deemed received by the Funds when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Funds within contractually specified periods.  The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.  In order to receive a day’s price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in “Net Asset Value.” Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares.  Your financial intermediary, plan documents or the Funds’ Prospectus will provide you with detailed information about investing in a Fund.

The expenses to be borne by specific classes of Shares may include (i) transfer agency fees attributable to a specific class of Shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of Shares, (iii) SEC and state securities registration fees incurred by a specific class of Shares, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of Shares, (v) litigation or other legal expenses relating to a specific class of Shares, (vi) directors’ fees or expenses incurred as a result of issues relating to a specific class of Shares, (vii) accounting expenses relating to a specific class of Shares and (viii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of Shares.

Each Fund anticipates that the operating expenses for the Adviser Class shares will be in excess of the operating expenses for the Class I shares due to the services provided to the Adviser Class shares that are not provided to the Class I shares.  See “Distribution Plan” below.

The Funds do not issue share certificates.  Shares will be registered in the name of the investor or the investor’s financial adviser.  A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor’s behalf.

Adviser Class Shares and Class I Shares

Adviser Class shares and Class I shares of the Fund are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.  In addition, Adviser Class shares allow for payment of up to 0.25% of net assets to financial intermediaries for providing distribution services to their clients.

Distribution Plans

Adviser Class Plan

As described in the Prospectus, each Fund has adopted a distribution plan with respect to its Adviser Share Class (the “Adviser Class Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Adviser Class Plan is a compensation type plan and permits the payment at an annual rate of up to 0.25% of the average daily net assets of Adviser Class shares of each Fund for activities that are primarily intended to result in the sale and/or shareholder servicing of Adviser Class shares of such Fund, including, but not limited to, printing and delivering prospectuses, statements of additional information, shareholder reports, proxy statements, and marketing materials related to Adviser Class shares to prospective and existing investors; providing educational materials regarding Adviser Class shares; providing facilities to answer questions from prospective and existing investors about the Funds; receiving and answering correspondence; complying with federal and state securities laws pertaining to the sale of Adviser Class shares; assisting investors in completing application forms and selecting dividend and other account options; and any other activities for which “service fees” may be paid under Rule 2830 of the FINRA Conduct Rules.  Payments under the Adviser Class Plan is not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred.  Payments are made to the Distributor who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries’ customers.

Renewal, Amendment and Termination

The Adviser Class Plan and any Rule 12b-1 related agreement that is entered into by the Funds in connection with the Adviser Class Plan will continue in effect for a period of more than one year so long as the continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Adviser Class Plan or any related agreements (“12b-1 Trustees”).  With the exception of the Distributor and its affiliates, no “interested person” of the Funds, as that term is defined in the 1940 Act, and no Trustee has a direct or indirect financial interest in the operation of the Adviser Class Plan or any related agreement.

All material amendments to the Adviser Class Plan must be approved by a majority vote of the Trustees, including a majority of the Independent Trustees, at a meeting called for that purpose.  In addition, the Adviser Class Plan may be terminated at any time, without penalty, by a vote of a majority of the outstanding shares of the respective Fund’s Adviser Share class or by vote of a majority of the 12b-1 Trustees.

Redemptions

Redemptions, like purchases, may generally be effected only through institutional channels such as financial intermediaries and retirement platforms.  In certain circumstances, Class I shares may be redeemed directly with the Funds.  Certain designated organizations are authorized to receive redemption orders on a Fund’s behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders.  Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order.  The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

Shares normally will be redeemed for cash, although the Funds retain the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of the Funds, by delivery of securities selected from its assets at its discretion.  If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash.  The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “Net Asset Value” and such valuation will be made as of the same time the redemption price is determined.

The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days.  Further, the Funds may suspend redemption privileges or postpone the date of payment for any period during which: (a) the NYSE is closed for other than customary weekend and holiday closings or the SEC determines that trading on the NYSE is restricted; (b) an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (c) for such other periods as the SEC may permit.

Adviser Class Shares and Class I Shares

A redemption fee of 2.00% will be deducted from a shareholder’s redemption proceeds with respect to Adviser Class shares and Class I shares that are redeemed within 60 days of purchase, unless waived, as discussed in the Prospectus.

Processing or Service Fees

Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares.  Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee.  Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI.  Consult your broker-dealer for specific information about any processing or service fees you may be charged.

Tax Matters

Federal Income Tax Matters

This section summarizes certain additional U.S. federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders.  The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect as of the date of the SAI; such laws and regulations may be changed by legislative, judicial or administrative action.  These summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances.  In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds.  The Internal Revenue Service could disagree with any conclusions set forth in this section.  In addition, Funds’ counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds.  Consequently, these summaries may not be sufficient for you to use for the purpose of avoiding penalties under U.S. federal tax law.

Investors are advised to consult their tax advisors with specific reference to their own tax situation.

Funds Status

Each of the Funds, and any other series of the Trust, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a “regulated investment company” under U.S. federal tax laws and regulations.  If a Fund qualifies as a regulated investment company and distributes its income as required under U.S. federal tax laws, the Fund generally will not pay federal income taxes.

Qualification as a Regulated Investment Company

As regulated investment companies, the Funds will not be subject to federal income tax on the portion of its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described below.  The Funds also intends to make such distributions as are necessary to avoid the otherwise applicable 4% non-deductible excise tax on certain undistributed earnings.

In addition to satisfying the Distribution Requirement, the Funds must, among other things, derive in each taxable year at least 90% of its gross income from (1) dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or non-U.S. currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (2) net income derived from an interest in “qualified publicly traded partnerships” (as such term is defined in the Code).  The Fund must also satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the Funds’ taxable year, (1) 50% or more of the value of the Funds’ assets must be represented by cash, U.S. Government Securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Funds’ assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Funds’ assets may be invested in securities of (a) any one issuer (other than U.S. Government Securities or securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses or (b) in the securities of one or more “qualified publicly traded partnerships” (as such term is defined in the Code).  There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Funds.

Distributions

Fund distributions are generally taxable.  After the end of each year, you will receive a tax statement that separates the Funds’ distributions into two categories, ordinary income distributions and capital gains dividends.  Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from a Fund may be taxed at the capital gains tax rates.  Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares.  To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below.  In addition, the Funds may make distributions that represent a return of capital for tax purposes and thus will generally not be immediately taxable to you.  The tax status of your distributions from the Funds is not affected by whether you reinvest your distributions in additional shares or receive them in cash.  The income from the Funds that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any.  The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Funds because the dividends received deduction is generally not available for distributions from regulated investment companies.  However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Funds from certain corporations may be reported by the Funds as being eligible for the dividends received deduction.

Sale or Redemption of Shares

If you sell or redeem your shares, you will generally recognize a taxable gain or loss.  To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction.  Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges.  In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Capital Gains and Losses and Certain Ordinary Income Dividends

Certain qualifying corporate dividends are taxable at long-term capital gains tax rates to individuals. The long-term capital gains rate for individual taxpayers is currently at a rate of 15% for individuals who are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than $400,000 ($450,000 for married filing jointly) and at 20% for most individuals whose taxable income is more than $400,000. Some, but not all, of the dividends paid by a Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If a Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year.  Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less.  You must exclude the date you purchase your shares to determine your holding period.  However, if you receive a capital gain dividend from the Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received.  The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income.  The Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves.  The Funds will provide notice to their shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

In-Kind Distributions

Under certain circumstances, as described in the prospectus, you may receive an in-kind distribution of Fund securities when you redeem shares or when a Fund terminates.  This distribution will be treated as a sale for federal income tax purposes and you will generally recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.  The Internal Revenue Service could however assert that a loss could not be currently deducted.

Exchanges

If you exchange shares of your Fund for shares of another Fund in the Trust, the exchange would generally be considered a sale for federal income tax purposes.  Under limited circumstances, exchanges between certain classes of shares of the same Fund may be permitted.  Such exchanges may be subject to a redemption fee or other fees, at the discretion of the Funds.  Any redemption fee or other fees may be waived for certain intermediaries that have entered into an agreement with the Distributor.

Deductibility of Fund Expenses

Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you.  In some cases, however, you may be required to treat your portion of these Fund expenses as income.  In these cases you may be able to take a deduction for these expenses.  However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual’s adjusted gross income.  Some individuals may also be subject to further limitations on the amount of their itemized deductions, depending on their income.

Non-U.S. Tax Credit

If the Funds invest in any non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries.  In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries.  You may be able to deduct or receive a tax credit for your share of these taxes.

Investments in Certain Foreign Corporations

If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders.  The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.  The Fund may be able to make an election that could ameliorate these adverse tax consequences.

In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income.  Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax.  Dividends paid by PFICs are not treated as qualified dividend income.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Funds will be characterized as dividends for federal income tax purposes (other than dividends which the Funds properly report as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below.  However, distributions received by a non-U.S. investor from the Funds that are properly reported by the Funds as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Funds make certain elections and certain other conditions are met.  Distributions after June 30, 2014 may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners.  Dispositions of shares by such persons may be subject to such withholding after December 31, 2016.

Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Funds of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

The Funds may be required to withhold U.S. federal income tax currently at the rate of 28% from all distributions and gross sale proceeds payable to shareholders who fail to provide the Funds with their correct taxpayer identification number or otherwise fail to comply with the applicable requirements of the backup withholding rules. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding.

Frequent Trading

Frequent purchases and redemptions of Fund shares by Fund shareholders may present risks to other shareholders in the respective Fund.  These risks may include disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses.  Therefore, the Board needs to assess whether it is in the best interests of the Funds, overall, to limit individual shareholders’ rights to engage in frequent purchases and redemption of Fund shares.

The Funds were designed for long-term investors and are not designed for shareholders who engage in frequent purchases and redemption of Fund shares.  The Trust endeavors to detect and deter frequent trading that may be harmful to shareholders, and that is pursued for the purpose of attempting to profit from anticipated short-term market moves up or down (“market timing”).

(1)	General. The Funds discourage frequent trading by investors that is believed to be engaged in for the purpose of market timing.

Shares of the Funds may be held through accounts held in the name of a financial intermediary.  These accounts may be comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund.  The Funds may not have access to information regarding trading activity by individual investors in such accounts and therefore may be unable to monitor individual investors for violations of the Funds’ policy.  The Funds or their agents will seek to have financial intermediaries either provide the necessary individual investor information to the Funds or monitor the trading activity of the individual investors to detect and deter market timing.

(2)
Restrictions on Purchases and Redemptions.  The Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm performance.  The Funds may, at the Board’s sole discretion, exercise these rights for any reason, including any trading believed to fall within the definition of market timing.

The Funds also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

(3)
Redemption Fees.  For Adviser Class and Class I shares, to deter market timing, each Fund imposes a redemption fee on shares redeemed (or exchanged) within 60 days of purchase.  The redemption fee is assessed on the value of the shares sold or exchanged and is retained by the Funds.  MHI LLC reserves the right to waive the redemption fee on behalf of the Funds in accordance with policies approved by the Board and disclosed in the Prospectus and SAI.  Any such waiver will be reviewed by the Funds’ Chief Compliance Officer (“CCO”) and reported to the Board at its next regularly scheduled meeting.

MHI LLC may not have access to information regarding trading activity by individual investor activity in omnibus accounts and therefore may be unable to monitor individual investors for imposition of the redemption fee.  However, MHI LLC will seek to have financial intermediaries monitor the trading activity of individual investors, assess the redemption fee and remit it to the Funds or have financial intermediaries provide the information on the trading activity of individual investors to the Fund.

(4)
Agreements.  The Funds, the Adviser and the Distributor may not enter into any agreement, either explicit or implicit, with any Fund shareholder or other investor that would permit or facilitate market timing in the Funds.

If MHI LLC determines that frequent trading in any account is due to market timing, MHI LLC, on behalf of the Funds, may reject the purchase or impose restrictions on future purchases or exchanges from that investor until such investor no longer engages in market timing.  MHI LLC will periodically report its activities pursuant to the above procedures to the Trust’s CCO and the Board.

Underwriter

Foreside Fund Services, LLC (“Foreside” or the “Distributor”), serves as the principal underwriter of the shares of the Funds pursuant to a “best efforts” arrangement as provided by a distribution agreement with the Trust (the “Distribution Agreement”).  Pursuant to the Distribution Agreement, the Trust appointed Foreside to be its agent for the distribution of the Funds’ shares (“Shares”) on a continuous offering basis.  The cash compensation rate at which Foreside’s registered representatives are paid for sales of institutional products may differ based on the specific fund or trust.  The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of funds, for which they receive a higher compensation rate.  You should consider these arrangements when evaluating any recommendations of your registered representative.

The Distributor sells shares to or through brokers, dealers, banks or other qualified financial intermediaries or others (collectively referred to as “Dealers”), in a manner consistent with the then effective registration statement of the Trust.  Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances certain activities incident to the sale and distribution of the Shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers.  The Distributor receives for its services the excess, if any, of the sales price of the Shares less the net asset value of those Shares, and remits a majority or all of such amounts to the Dealers who sold the Shares; the Distributor may act as such a Dealer.  The Distributor also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under “Distribution Plan.”  The following table will set forth the aggregate amounts of underwriting commissions with respect to the sale of Shares, the amount thereof retained by the Distributor and the compensation on redemptions and repurchases received by the Distributor for the Funds for the specified periods.

Specified Period	Amount of Underwriting Commissions	Amount Retained by the Distributor	Amount of Compensation on Redemptions and Repurchases
	None	None	None

MHI LLC may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of Shares.  MHI LLC’s available resources to make these payments include profits from advisory fees received from the Funds.  The services MHI LLC may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

Disclosure of Portfolio Holdings

The Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of the Funds’ portfolio holdings and to ensure that the disclosure of information is in the best interests of the Funds’ Shareholders.  In accordance with this policy, the Funds may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on Funds’ publicly accessible website.  The Funds generally make available top 10 portfolio holdings, issuer information and other portfolio characteristics on the Funds’ website on a monthly basis with an approximately 15-day lag.  The Funds generally make available full portfolio holdings or issuer information on the Funds’ website on a monthly basis with an approximately 30-day lag.  The foregoing information will remain available on the website at least until the Funds file Forms N-CSR or Forms N-Q with the SEC for the period that includes the date as of which the website information is current.

Additionally, the Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds’ website (i.e., non-public portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient’s duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading).  Subject to the foregoing restrictions, the Funds may disclose on an ongoing and daily basis non-public portfolio holdings information in the normal course of its investment and administrative operations to various service providers, including its investment adviser, independent registered public accounting firm, custodian, financial printer, proxy voting service(s), and to the legal counsel for the Funds and the Independent Trustees.

The Adviser may also provide certain portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities.  In providing this information, reasonable precautions are taken in an effort to avoid potential misuse of the disclosed information, including limitations on the scope of the portfolio holdings information disclosed, when appropriate.

Non-public portfolio holdings information may be provided to other persons if approved by the Funds’ CCO upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.

The CCOs of the Funds and the Adviser will periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the Funds’ policy.  Reports will be made to the Funds’ Board on an annual basis.

There is no assurance that the Funds’ policies on portfolio holdings information will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

Other Service Providers of the Funds

Fund Administrator.  The Administrator for the Funds is [•], which has its principal office at [INSERT ADDRESS].  Pursuant to a Fund Administration and Accounting Agreement with the Trust on behalf of the Funds, the Administrator provides all administrative, transfer, shareholder, and dividend paying agent services necessary for the Funds, subject to the supervision of the Board.

Distributor.  Foreside Fund Services, LLC (the “Distributor”) services as the distributor of the shares of each class of the Funds pursuant to an Underwriting Agreement with the Trust.  The Distributor’s principal place of business is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Custodian.  U.S. Bank (the “Custodian”), [INSERT ADDRESS], serves as the custodian for the Funds’ assets.  The Custodian’s responsibilities include safeguarding and controlling the Funds’ portfolio securities, handling the delivery of such securities to and from the Funds, collecting all income and other payments with respect to portfolio securities, disbursing monies at the Funds’ request and maintaining records in connection with its duties as Custodian.

Independent Registered Public Accounting Firm.  The Board has selected the firm of [•], [INSERT ADDRESS], to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the financial statements of the Funds, prepare the Funds’ federal, state and excise tax returns, and consult with the Funds on matters of accounting and federal and state income taxation.

Legal Counsel.  Shearman & Sterling LLP, 599 Lexington Avenue, New York, New York 10022, serves as legal counsel to the Trust and the Funds.

General Trust Information

The Trust, which is a statutory trust organized under Delaware law on [•], 2015, is an open-end management investment company.  The Trust’s Declaration of Trust (the “Trust Instrument”) authorizes the Board to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.

The Trust currently consists of two Funds, each of which is a series of the Trust.  Each Fund has two classes of shares, which are referred to as “Adviser class shares” and “Class I shares.”  Each class of shares represents an interest in the same portfolio of investments of a Fund.  Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares.  Shares of the Funds have no conversion, preemptive or other subscription rights.  The Board has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

In the event of a liquidation or dissolution of the Trust or a Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the Fund upon liquidation, based on the number of shares of the Fund that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular Fund, the Board shall allocate them among any one or more of the Funds as they, in their sole discretion, deem fair and equitable.

Shareholders of all series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares of all series of the Trust have equal voting rights and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (a) any Trustee may resign or retire; and (b) any Trustee may be removed: (i) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (ii) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (iii) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold annual shareholders’ meetings unless required by law. There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act. As set forth in the Trust’s By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

APPENDIX A
PROXY VOTING POLICY AND GUIDELINES

MHI Funds, LLC (“MHI LLC”) recognizes, as a matter of policy and as a fiduciary to our clients, that proxy voting is a valuable right of shareholders. Proxy voting is one of the best ways for an investor to communicate to a company his or her opinions on management’s policies. MHI LLC supports voting proxies consistent with our financial, social, and environmental objectives.  For more information regarding these objectives, please refer to our ESG Investment Policy.

Each proxy season, in addition to the “standard” issues placed on the ballot by management, there may be a number of other important issues put forward by shareholders in the form of shareholder resolutions. Shareholder resolutions can cover a wide range of issues, such as environmental performance, workplace diversity, sustainability reporting, genetically modified foods, labor standards, and management transparency. We actively support resolutions that target labor issues, human rights, compensation, and also those that decrease emissions and increase renewable energy sources. The primary goal of the shareholder resolution process is to engage management in a dialogue. We support the right of both shareholders and stakeholders to pursue such discussions.

PROXY ADMINISTRATION

The Adviser will enlist the help of Broadridge Financial Solutions, Inc. (“Broadridge”) to administer electronic proxy voting. By using Broadridge to administer our voting, MHI LLC is capable of customizing proxy reports, ballot recommendations, and research tools. Because the issues related to proxy voting are complex and directly impact investment values, we have chosen Broadridge to facilitate voting ESG recommendations as provided by Glass Lewis & Company (“Glass Lewis”).

Generally, MHI LLC will vote in accordance with Glass Lewis’s ESG proxy voting guidelines.  When issues arise outside of the ESG scope, we vote in accordance with Glass Lewis’s Proxy Paper Guidelines.  Where MHI LLC determines, however, that voting in such a manner would not be in the best interest of clients, MHI LLC will vote differently.

If there is a conflict of interest on any management or shareholder proposal, the conflict will be reviewed on a case-by-case basis and voted in a manner that is in the best interest of clients.

Proxy voting responsibility will be determined at the opening of all new client relationships. For those clients who have retained proxy-voting authority, MHI LLC has no responsibility to receive, vote, or otherwise advise voting.

MHI LLC maintains relevant records, through EDGAR and Broadridge, including but not limited to, proxy reconciliation, ballots and research reports. Clients can receive a history of our proxy voting record upon request.

LIMITATIONS

MHI LLC will generally vote on all proxies it receives. However, MHI LLC may refrain from voting a proxy if the shares are no longer held by the client at the time of the meeting. Unsupervised securities, or securities held below the line, will also be excluded.

ANNUAL REVIEW OF PROXY POLICY

On an annual basis, MHI LLC will amend or update, as necessary, to remain consistent and current with our proxy practices. Client interests, compliance, and regulatory requirements will be reviewed and addressed.

DISCLOSURE

MHI LLC discloses a summary of our proxy voting policy in our Form ADV Part 2.

PROXY VOTING GUIDELINES

When voting proxies, MHI LLC looks at each company independently. We apply our ESG criteria as voting guidelines, and generally vote in accordance with Glass Lewis recommendations. However, we review each issue on the proxy ballet and vote on a case-by-case basis.

Management

MHI LLC supports management proposals on a case-by-case review. In the past, we have voted to support the following shareholder proposals with regard to management issues:

•	Support for disclosure of budgets dedicated to public policy lobbying activities
•	Support for independent board member with environmental expertise
•	Approval of Risk Compensation Incentive Plan
•	Proposals to Approve Executive Compensation-We look for the following principles to guide the design and administration of those compensation programs:

o	Strong link between pay and performance
o	Executives’ interests should be aligned with stockholders’ interests
o	Programs should reinforce business strategies and drive long-term sustained stockholder value

If there is an indication that the compensation program is not in best interests of shareholders or if there is not a strong link between pay and performance, MHI LLC will not support the proposal. MHI LLC will not support excessive bonus compensation.

Environment

MHI LLC supports environmental proposals on a case-by-case basis. Shareholder resolutions we have supported in the past include the following:

•	Annual sustainability reporting - including reporting by suppliers to strengthen the company’s ability to assess its suppliers’ performance
•	Greenhouse gas emissions - company disclosure regarding emissions from their operations and products
•	Water supply - company disclosure on dependency or preparation of reports pertaining to sustainable water supplies for operations
•	Hydraulic fracturing impacts - disclosure of chemicals, emissions, recycling/management of water, reporting/disclosure on operations, community impacts
•	Mountaintop removal impacts - reduction of environmental and health hazards associated with mining operations
•	Coal ash - reduction of environmental and health hazards associated with coal combustion waste ponds, impoundments and mines
•	Sustainable palm oil sourcing
•	Sustainable forestry
•	Support for energy efficiency and renewable energy

Human Rights

MHI LLC votes in support of shareholders resolutions with regard to human rights:

•	Support workplace safety, and human and worker rights, using internationally recognized standards, indicators and measurement protocols

Animals

MHI LLC votes in support of shareholder resolutions with regard to ethical treatment of animals:

•	Support for ethical/humane treatment of animals
•	Support for alternatives to animal testing

MILLER/HOWARD FUNDS TRUST

FORM N-1A

PART C

OTHER INFORMATION

Item 28. - Exhibits

(a)	Agreement and Declaration of Trust dated ____: Filed herewith.

(b)	By-Laws dated ____: Filed herewith.

(c)
The rights of holders of the securities being registered are included in the following documents:  Article V of the Trust Agreement dated ____ filed herewith and Article II of the By-Laws dated ____ filed herewith

(d)	Investment Advisory Agreement dated ____: To be filed by amendment.

(e)	Distribution Agreement. To be filed by amendment.

(e)(1)	Form of Dealer Agreement. To be filed by amendment.

(f)	Not Applicable.

(g)	Custody Agreement dated __/__/__: To be filed by Amendment

(h)	Administration Agreement dated

(h)(1)	Transfer Agency Agreement dated [ ] To be filed by amendment.

(i)	Opinion and Consent of Counsel: To be filed by amendment.

(j)	Independent Registered Public Accounting Firm’s Consent: To be filed by amendment.

(k)	Not Applicable

(l)	Not Applicable.

(m)	Distribution and Service Plan and Agreement for Adviser Class shares: To be filed by amendment.

(m)(1)	Distribution and Service Plan and Agreement for Class I shares: To be filed by amendment.

(n)	Rule 18f-3. To be filed by amendment.

(o)	Not Applicable

(q)
Code of Ethics of the Miller/Howard Funds Trust, MHI Funds LLC, and Miller/Howard Investments, Inc. (including certain other affiliates and subsidiaries) effective as of __/__/__, under Rule 17j-1 of the Investment Company Act of 1940:  To be filed by Amendment.

(p)	Power of Attorney dated __/__/__ for all Trustees and Officers: To be filed by Amendment

Item 29. - Persons Controlled by or Under Common Control with the Fund

None.

Item 30. - Indemnification

Reference is made to the provisions of Article VII of Registrant’s Declaration of Trust filed as Exhibit 28(a) to the Registration Statement and incorporated herein by reference.

Insofar as indemnification for certain liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. - Business and Other Connections of the Investment Advisers

(a)
MHI Funds, LLC (the “Manager”) is the manager of the Registrant.  The information required by this Item 31 about officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. ___-_____).

Item 32. Principal Underwriter

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Absolute Shares Trust

2.	AdvisorShares Trust
3.	ALTMFX Trust
4.	American Beacon Funds
5.	American Beacon Select Funds
6.	Archstone Alternative Solutions Fund
7.	Ark ETF Trust
8.	Avenue Mutual Funds Trust
9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
10.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
11.	Bridgeway Funds, Inc.
12.	Calamos ETF Trust
13.	Cane Alternative Strategies Fund, Series of Northern Lights Fund Trust III
14.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
15.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
16.	Context Capital Funds
17.	CornerCap Group of Funds
18.	Corsair Opportunity Fund
19.	Direxion Shares ETF Trust
20.	Evanston Alternative Opportunities Fund
21.	Exchange Listed Funds Trust
22.	FlexShares Trust
23.	Forum Funds
24.	Forum Funds II
25.	FQF Trust
26.	FSI Low Beta Absolute Return Fund
27.	Gottex Trust
28.	Henderson Global Funds
29.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)
30.	Horizons ETF Trust
31.	Infinity Core Alternative Fund
32.	Ironwood Institutional Multi-Strategy Fund LLC
33.	Ironwood Multi-Strategy Fund LLC
34.	John Hancock Exchange-Traded Fund Trust
35.	Little Harbor Multistrategy Composite Fund
36.	Manor Investment Funds
37.	Montage Managers Trust
38.	Outlook Funds Trust
39.	Palmer Square Opportunistic Income Fund
40.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
41.	Pine Grove Alternative Fund
42.	Pine Grove Alternative Institutional Fund
43.	Plan Investment Fund, Inc.
44.	PMC Funds, Series of Trust for Professional Managers
45.	Precidian ETFs Trust

46.	Quaker Investment Trust
47.	Recon Capital Series Trust
48.	Renaissance Capital Greenwich Funds
49.	RevenueShares ETF Trust
50.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
51.	Salient MF Trust
52.	SharesPost 100 Fund
53.	Sound Shore Fund, Inc.
54.	Steben Alternative Investment Funds
55.	Steben Select Multi-Strategy Fund
56.	The 504 Fund
57.	The Roxbury Funds
58.	TIFF Investment Program
59.	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
60.	TrimTabs ETF Trust
61.	Turner Funds
62.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
63.	Wintergreen Fund, Inc.
64.	WisdomTree Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Paula R. Watson	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of ____________, as applicable, at each entity’s offices at _________.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Initial Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Woodstock and state of New York on the 2nd day of November, 2015.

Miller/Howard Funds Trust

By:	/s/ Annemarie Gilly
Annemarie Gilly
Chief Operating Officer, Executive Vice President, Secretary and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/s/ Annemarie Gilly Annemarie Gilly	Chief Operating Officer, Executive Vice President, Secretary and Trustee	November 2, 2015

Miller/Howard Funds Trust

Initial Registration Statement on Form N-1A

EXHIBIT INDEX

Exhibit No.	Description

28 (a)	Agreement and Declaration of Trust
(b)	By-Laws